                                                                    FIXED INCOME

                                                         LOOMIS SAYLES BOND FUND

                                                  LOOMIS SAYLES GLOBAL BOND FUND

                                                   LOOMIS SAYLES HIGH YIELD FUND

                                   LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND

                                        LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                                               LOOMIS SAYLES MUNICIPAL BOND FUND

                                              LOOMIS SAYLES SHORT-TERM BOND FUND

                                   LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND




                       [LOGO]         LOOMIS SAYLES FUNDS





                           ANNUAL REPORT
                           SEPTEMBER 30, 2000

TABLE OF CONTENTS

Corporate Overview                                                         1

Letter from the President                                                  2

Economic and Market Overview                                               4

Institutional Class Total Return vs. Lipper Category Average and Lipper
Category Index                                                             8

Fund and Manager Reviews                                                  10

Portfolio of Investments                                                  26

Statements of Assets and Liabilities                                      72

Statements of Operations                                                  74

Statements of Changes in Net Assets                                       76

Financial Highlights                                                      84

Notes to Financial Statements                                            100

2000 U.S. Tax and Distribution Information                               113

Shareholder Meeting Results                                              114

Report of Independent Accountants                                        115

CORPORATE OVERVIEW

LOOMIS SAYLES FUNDS

Loomis Sayles Funds is a Boston-based family of predominantly no-load mutual funds advised by Loomis, Sayles & Company, L.P. At Loomis Sayles Funds, we follow a simple strategy--we pay close attention to what we hear from our clients and the marketplace, then work to deliver high-quality products and services that exceed expectations.

Our "listening harder" creed lets us design products and services that truly answer our clients' needs. We offer a broad range of predominantly no-load funds to complement your investment objectives and strategies. We believe we run one of the most responsive support organizations in the business, providing timely information and insightful solutions.

Beyond that, we're structured to take advantage of our institutional heritage. The research department at Loomis, Sayles & Company, L.P. provides our portfolio managers with the fundamental research they need to make sound investment decisions. Our portfolio managers not only manage mutual funds, they manage large institutional accounts that demand and appreciate the style consistency that follows from our disciplined investment approach.

FOR INFORMATION ABOUT:

- Establishing an account

- Account procedures and status

- Exchanges

- Shareholder services

PHONE 800-626-9390


FOR ALL OTHER INFORMATION ABOUT THE FUNDS
PHONE 800-633-3330

To request any of the following, press or say the number

1--Automated Account Balances, Last Transaction, and Distribution Information

2--Speak to a Customer Service Representative regarding an Existing Account

3--Net Asset Values and Yields

4--Speak to a Marketing Representative

5--Advisory and Broker/Dealer Services

6--Institutional and High Net Worth Operations, Trading and Client Services

AS ALWAYS, WE ARE INTERESTED IN YOUR COMMENTS ABOUT THE JOB WE ARE DOING AND IN ANSWERING ANY QUESTIONS YOU MAY HAVE. FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE LOOMIS SAYLES FUNDS, INCLUDING CHARGES AND EXPENSES, PLEASE CALL LOOMIS SAYLES DISTRIBUTORS, L.P. FOR A PROSPECTUS AT 800-633-3330 MONDAY THROUGH FRIDAY, 8:45 A.M. TO 4:45 P.M. EST. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


LOOMIS SAYLES FIXED INCOME FUNDS                                               1

LETTER FROM THE PRESIDENT

[PHOTO]

DANIEL J. FUSS
PRESIDENT AND
PORTFOLIO MANAGER

DEAR SHAREHOLDERS:

The last twelve months ended September 30, 2000 gave investors a volatile stock market and an improving bond market. Valuation concerns triggered a sharp sell-off in the large-cap growth sector of the stock market, while a slowing economy helped bolster the bond market.

The solid twelve-month return for the stock market (13.28 percent as measured by the S&P 500 INDEX) somewhat masks the severe volatility and sector rotations that started to occur during the year. Growth stocks, led by the powerful technology sector, remained strong through the first half of the year. But, in mid-March sentiment shifted quickly, as valuation and earnings concerns triggered a sharp downturn among technology stocks and other growth sectors. Eager to find good valuations and real earnings, investors rediscovered value stocks.

In general, the Loomis Sayles Equity Funds offered attractive performance during the year, as the two distinct market climates benefited both growth- and value-oriented funds.

For most of the year, the bond market was faced with the anomaly of an inverted Treasury yield curve. Short-term rates were on the rise, due to the Federal Reserve Board's tightening policy, and long-term rates were on the decline, due to the Treasury Department's buyback of long-term debt. The situation started to stabilize during the summer, as signs of a slowing economy put the Federal Reserve Board into a holding pattern.

Among the spread sectors, higher-quality, long-term bonds were the leading performers for the year. Credit spreads remained volatile during the year, and we took advantage of widening spreads to purchase attractive securities. Overall, we continued to benefit from our research-driven insights into security and sector selections, and the Loomis Sayles Fixed Income Funds offered attractive performance for the period.

Looking ahead, the key factor influencing the financial markets is still with us: peace. There are some situations to worry about as we look around the world, but nothing requiring a large build-up of the military either here or elsewhere. Another potential problem--stock market leverage--actually appears to have lightened. The impact of rising energy prices and their influence on economies and markets is still playing out.

In fact, the situation may help the bond market by causing economic slowing that more than offsets the inflationary impact of higher energy prices. Of course, the central banks could respond by increasing the money supply, and inflation would re-emerge. So far, this seems unlikely, but it is worth watching.

Sincerely,




/s/Dan Fuss
Daniel J. Fuss
President
Loomis Sayles Funds


LOOMIS SAYLES FIXED INCOME FUNDS                                               3

ECONOMIC AND MARKET OVERVIEW


ANNUAL REPORT FOR THE PERIOD ENDED SEPTEMBER 30, 2000


STOCK MARKET REVIEW

Concealed behind the stock market's solid total return of 13.3 percent for the fiscal year (as measured by the S&P 500 INDEX) is a period of strong market volatility and distinct sector rotations. All of the market's positive performance came in the first six months of the period, when the S&P 500 INDEX returned 17.6 percent. For the final six months of the year, the Index lost 3.8 percent.

The strongest common bond among the top performers for the final six months of the year was that they had lousy performance in the first six months of the year. In fact, nine of the S&P 500 INDEX'S 10 best performers for the six months ended September 30, 2000, were down at least 10 percent for the six-month period ended March 31, 2000.

After a lengthy, unprecedented reign as the favored style, large-cap growth stocks relinquished that title, as value stocks and small- and mid-capitalization growth stocks moved into the limelight. For the year, the RUSSELL MIDCAP INDEX posted a total return of 31.6 percent and the RUSSELL 2000 INDEX offered a total return of 23.4 percent. The trend toward smaller companies started in the fourth quarter of 1999 and continued throughout the year. The shift toward the value style began in March 2000, due primarily to a strong correction among the fastest-growing technology stocks. Although the Russell growth indexes led the value indexes for the twelve-month period, most under-performed their value counterparts for the six-month period ended September 30, 2000.

Perhaps the biggest sector story for the year was in technology. After soaring through the first five months of the fiscal year and driving much of the overall market's strong performance, the technology bubble finally burst on March 10, 2000. Hardest hit were the dot-com stocks with bad earnings reports and questionable earnings forecasts. The downdraft quickly spread to other technology sectors, including PC manufacturers. Data indicated that the home PC market was becoming saturated and that business use was shifting toward workstations. That news hurt several big players, including Dell Computer, which was down 43 percent for the six months ended September 30, 2000; Apple Computer, down 62 percent; Intel, down 37 percent, Texas Instruments, down 41 percent; Gateway, down 12 percent; and Hewlett-Packard, down 8 percent. In addition, the government's antitrust suit against Microsoft pushed down the technology sector as it caused the company's stock to drop 43 percent for the six-month period.

Nevertheless, there were several technology stocks that offered "real" earnings and, consequently, excellent returns for the one-year period. For example, 3Com was up 139 percent, and EMC was up 178 percent.

Financial stocks across the board enjoyed a strong year, as stabilizing interest rates and a slowing economy contributed to solid returns. The healthcare sector was another good performer. Specifically, HMOs and long-term care providers benefited from the federal budget surplus and its impact on improved Medicare funding.

While the slowing economy was good news for financial stocks, it was bad news for the retail sector, contributing to earnings disappointments and poor performance.

In the international arena, performance was disappointing. After a stellar 1999, international stocks retreated beginning in the first quarter of 2000. The MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST (EAFE) INDEX posted a total return of 3.2 percent for the twelve-month period ended September 30, 2000.

The declining value of the Euro was a large contributor to the poor performance. From a value of approximately $1 in December 1999, the Euro fell to 85 cents in September 2000. The rising cost of oil was another factor working against European nations, which are completely dependent on foreign sources of oil. Even the United Kingdom, the only European nation that does any oil drilling, is a net importer of oil. On the other hand, rising oil prices were a positive event for the emerging-market, oil-exporting nations of Mexico and Venezuela.

In Japan, the economic recovery hit a roadblock, which affected the rest of Asia as well. In one unusual and ineffective move, the Japanese government initiated a bailout of a major department store. This proved to be an unpopular effort with the Japanese people, who were not comfortable with their government salvaging a private-sector enterprise. The expectation is that the government will continue to guarantee bank deposits but not the financial solvency of private enterprise.


BOND MARKET REVIEW

After a dismal 1999, the bond market started to rebound in the first quarter of 2000. The bond market was bolstered throughout the first nine months of 2000 by the U.S. Treasury Department's announcement that it was buying back long-term debt. This created huge demand for long-term Treasuries and led to an inverted yield curve, with rates peaking at about the 10-year range. As the fiscal year winded down, the inversion started to subside somewhat, and securities in the intermediate-maturity range were the primary beneficiaries.

High-quality, longer-term bonds were the favored fixed-income securities during the year. High-yield bonds excelled in the fourth quarter of 1999, when investors showed a strong willingness to take on credit risk. But, that sentiment quickly changed in the face of higher interest rates. For lower-rated credits, investors worried that higher interest rates would make it more costly to raise capital.

For the entire twelve-month period, government bonds outperformed all other fixed-income securities with a return of 7.2 percent, as measured by the LEHMAN BROTHERS GOVERNMENT BOND INDEX. Mortgage-backed securities were up 7.4 percent, according to the LEHMAN BROTHERS FIXED RATE MORTGAGE-BACKED INDEX, and investment-grade corporate securities, as measured by LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX, were up 6.7 percent. High yield bonds, as measured by the LEHMAN BROTHERS HIGH YIELD BOND INDEX, finished the twelve-month period up 1.0 percent.


LOOMIS SAYLES FIXED INCOME FUNDS                                               5

U.S. AND GLOBAL ECONOMIC REVIEW

The Federal Reserve Board maintained its proactive stance against inflation with a series of interest rate hikes through May 2000, when it imposed a 0.5 percentage-point increase. That proved to be the final rate hike for the twelve-month period, as the Federal Reserve Board's tightening policy finally started to have a slowing effect on the economy. Growth remained positive and moved into the more sustainable range of 2.0-2.5 percent.

After the May rate hike, short-term interest rates remained stable for the rest of the year, and some Federal Reserve Board watchers anticipated that the next move would be a cut in rates. The last time the Federal Reserve Board cut interest rates was more than two years ago. A typical interest rate cycle is 17 months, so there remains modest optimism for lower interest rates going forward.

In Europe, price stability remains the primary goal for the European Central Bank (ECB). As such, it is expected that the ECB will let the Euro float freely, even if it means that it continues to fall against the U.S. dollar. The outlook for Germany remains especially positive, as new tax reforms should promote good growth. France, Sweden, Finland and The Netherlands also remain positioned for good growth, because their economies are reflective of the "new economy."

Higher oil prices remain a catalyst for potentially higher inflation figures for the United States and the rest of the world. In particular, Europe remains vulnerable to higher oil prices, as most European nations import all of their oil. In fact, the United Kingdom is the only nation that has any domestic drilling effort. Emerging markets, such as Mexico and Venezuela, stand to benefit from the trend toward higher oil prices due to their significant oil-exportation industries.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]














LOOMIS SAYLES FIXED INCOME FUNDS                                               7

INSTITUTIONAL CLASS

TOTAL RETURN(1) VS. LIPPER CATEGORY AVERAGE AND LIPPER CATEGORY INDEX(2) FOR PERIODS ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------
                                                                                          MODIFIED        ACTUAL
                                                            1 YEAR   3 YEARS   5 YEARS   INCEPTION(3)  INCEPTION(4)
--------------------------------------------------------------------------------------------------------------------
  LOOMIS SAYLES BOND FUND                                    6.74%    4.58%     8.53%      11.38%         11.27%
  Lipper Corporate Debt Funds BBB-Rated Average              4.98%    3.89%     5.65%       7.98%           NA
  Rank                                                      30/137   39/92      1/64        1/24            NA
  Percentile                                                  22       42         2           4             NA
  Lipper Corporate Debt Funds BBB-Rated Index                5.29%    4.13%     5.78%       7.54%           NA

  LOOMIS SAYLES GLOBAL BOND FUND                            -4.99%    1.96%     6.77%       7.52%          7.47%
  Lipper Global Income Funds Average                         0.58%    1.10%     4.16%       5.66%           NA
  Rank                                                      97/122   37/110    11/77        3/22            NA
  Percentile                                                  79       34        15          14             NA
  Lipper Global Income Funds Index                          -0.11%    1.22%     4.32%       5.77%           NA

  LOOMIS SAYLES HIGH YIELD FUND                             14.30%    4.31%      NA         7.26%          7.51%
  Lipper High Current Yield Funds Average                   -0.02%    0.49%      NA         4.00%           NA
  Rank                                                       4/352   14/211      NA        10/158           NA
  Percentile                                                   2        7        NA           7             NA
  Lipper High Current Yield Funds Index                     -0.06%    1.14%      NA         4.52%           NA

  LOOMIS SAYLES INTERMEDIATE
  MATURITY BOND FUND                                         7.28%    4.63%      NA         5.38%          5.38%
  Lipper Intermediate Investment Grade Debt Funds Average    5.75%    4.85%      NA         5.51%           NA
  Rank                                                      23/287   130/212     NA        93/179           NA
  Percentile                                                   8       62        NA          52             NA
  Lipper Intermediate Investment Grade Debt Funds Index      6.12%    5.17%      NA         5.80%           NA

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
(1) TOTAL RETURN FOR PERIODS GREATER THAN ONE YEAR REPRESENTS AVERAGE ANNUAL TOTAL RETURN. TOTAL RETURNS SHOWN REFLECT, IF ANY, THE EFFECT OF FEE
    WAIVERS AND/OR EXPENSE REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND/OR EXPENSE REIMBURSEMENTS, PERFORMANCE AND RANKINGS WOULD HAVE BEEN LOWER.
(2) THE LIPPER CATEGORY AVERAGE TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL TOTAL RETURN FOR ALL FUNDS IN EACH FUND'S CORRESPONDING INVESTMENT CATEGORY AS DETERMINED BY LIPPER INC. THE LIPPER CATEGORY INDEX TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL TOTAL RETURN OF 30 FUNDS IN EACH FUND'S CORRESPONDING INVESTMENT CATEGORY AS DETERMINED BY LIPPER RANKINGS ARE BASED ON THE TOTAL RETUN OF EACH FUND FOR THE PERIOD RELATIVE TO THE TOTAL RETURN OF ALL FUNDS IN THAT FUND'S CORRESPONDING INVESTMENT CATEGORY. SOURCE: LIPPER INC.

--------------------------------------------------------------------------------------------------------------------
                                                                                          MODIFIED        ACTUAL
                                                            1 YEAR   3 YEARS   5 YEARS   INCEPTION(3)  INCEPTION(4)
--------------------------------------------------------------------------------------------------------------------
  LOOMIS SAYLES INVESTMENT GRADE BOND FUND                   7.17%    5.05%      NA         7.42%          7.42%
  Lipper Corporate Debt Funds BBB-Rated Average              4.98%    3.89%      NA         5.10%           NA
  Rank                                                      14/137   21/92       NA         2/84            NA
  Percentile                                                  11       23        NA           3             NA
  Lipper Corporate Debt Funds BBB-Rated Index                5.29%    4.13%      NA         5.30%           NA

  LOOMIS SAYLES MUNICIPAL BOND FUND                          5.53%    3.86%     5.25%       6.42%          6.45%
  Lipper General Municipal Debt Funds Average                4.74%    3.19%     4.76%       6.21%           NA
  Rank                                                      59/263   33/225    41/183      27/88            NA
  Percentile                                                  23       15        23          31             NA
  Lipper General Municipal Debt Funds Index                  4.99%    3.54%     5.08%       6.31%           NA

  LOOMIS SAYLES SHORT-TERM BOND FUND                         6.15%    5.48%     5.80%       5.71%          5.70%
  Lipper Short Investment Grade Debt Funds Average           5.73%    5.05%     5.42%       5.29%           NA
  Rank                                                      32/110   18/96     16/70        6/28            NA
  Percentile                                                  28       19        23          21             NA
  Lipper Short Investment Grade Debt Funds Index             5.79%    5.13%     5.57%       5.42%           NA

  LOOMIS SAYLES U.S. GOVERNMENT
  SECURITIES FUND                                            9.07%    6.40%     6.77%       8.80%          8.81%
  Lipper General U.S. Government Debt Funds Average          6.12%    4.93%     5.37%       6.58%           NA
  Rank                                                       4/184    7/164     6/130       1/53            NA
  Percentile                                                   3        5         5           2             NA
  Lipper General U.S. Government Debt Funds Index            6.21%    4.89%     5.43%       6.33%           NA

(3) MODIFIED INCEPTION REFLECTS THE NEAREST LIPPER REPORTING PERIOD FOLLOWING ACTUAL INCEPTION. LIPPER PERFORMANCE IS REPORTED AS OF THE MONTH END.
(4) ACTUAL INCEPTION DATES:
    BOND FUND                           MAY 16, 1991
    GLOBAL BOND FUND                    MAY 10, 1991
    HIGH YIELD FUND                     SEPTEMBER 11, 1996
    INTERMEDIATE MATURITY BOND FUND     DECEMBER 31, 1996
    INVESTMENT GRADE BOND FUND          DECEMBER 31, 1996
    MUNICIPAL BOND FUND                 MAY 29, 1991
    SHORT-TERM BOND FUND                AUGUST 3, 1992
    U.S. GOVERNMENT SECURITIES FUND     MAY 21, 1991


LOOMIS SAYLES FIXED INCOME FUNDS                                               9

FUND AND MANAGER REVIEW


[PHOTO]

DANIEL J. FUSS

[PHOTO]

KATHLEEN C. GAFFNEY


LOOMIS SAYLES BOND FUND


KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests in investment grade fixed income securities, although up to 20% of total assets may be in preferred stocks

FUND INCEPTION DATE 5/16/91

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/16/91;
Retail: 1/2/97; Admin: 1/2/98

EXPENSE RATIO Institutional: 0.75%; Retail: 1.00%; Admin: 1.25%

TOTAL NET ASSETS (ALL CLASSES) $1,752.6 Million

--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ended September 30, 2000, the Institutional, Retail and Admin classes of the Bond Fund returned 6.74%, 6.47% and 6.21%, respectively, compared to the 6.74% return for the Fund's benchmark, the Lehman Brothers Government/Credit Bond Index. The average corporate debt BBB-rated fund, as measured by Lipper Inc., posted a total return of 4.98% for the same period.

PORTFOLIO REVIEW

The broad bond market did not fare well early in the period, but sentiment changed in the second fiscal quarter. In particular, investment grade credits moved into positive territory and, despite some short-term spread volatility, remained there throughout the rest of the fiscal year. Treasuries were among the strongest performing bonds, though, due to the Treasury Department's bond buyback program. The high yield sector was the year's laggard as investors had to consider long-term risk factors and an abundance of corporate downgrades.

The Fund benefited throughout the year from its convertible and emerging market securities, which were affected by fluctuations in equity markets here and abroad. In general, Latin American and Asian sectors stabilized politically and economically during the year. Canadian credits remained positive contributors, as the country was able to sustain its growth relative to the U.S. economy. The Fund also benefited from its energy and oil holdings in an environment of rising energy prices. The financial sector became a strong performer for the Fund after it appeared likely that the Federal Reserve Board's tightening campaign had ended and that economic growth was slowing.

PORTFOLIO POSITIONING

We continue to favor discounted credits with fairly long maturities. Our goal is to find value in the marketplace through fundamental bond analysis in conjunction with relative value analysis. Although we are aware of the short-term technical factors in the market, the current yield environment and economic fundamentals, our approach emphasizes individual security selection and long-term capital and price appreciation.




/s/Dan Fuss               /s/Kathleen C. Gaffney
Daniel J. Fuss            Kathleen C. Gaffney

                                            AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------
                                                                                        Since
                                                     1 Year    3 Years    5 Years    Inception(a)
---------------------------------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND (INSTITUTIONAL)               6.74%     4.58%      8.53%        11.27%
LOOMIS SAYLES BOND FUND (RETAIL)(b)                   6.47%     4.31%      8.25%        11.00%
LOOMIS SAYLES BOND FUND (ADMIN)                       6.21%        NA         NA         4.04%
Lipper Corporate Debt Funds BBB-Rated Index(c)        5.29%     4.13%      5.78%         7.54%
Lehman Brothers Government/Credit Bond Index(d)       6.74%     5.82%      6.30%         7.61%

                       CUMULATIVE PERFORMANCE-MAY 31, 1991 TO SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

[GRAPH]

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                                      Lipper Corporate     Lehman Brothers
              Loomis Sayles           Debt Funds BBB-      Government/Corporate
              Bond Fund(e)            Rated Index          Bond Index
 5/91          $10,000                    $10,000                $10,000
 6/91           $9,849                     $9,975                 $9,989
 7/91          $10,090                    $10,084                $10,114
 8/91          $10,502                    $10,327                $10,348
 9/91          $10,522                    $10,551                $10,564
10/91          $10,815                    $10,648                $10,658
11/91          $10,702                    $10,734                $10,764
12/91          $10,931                    $11,137                $11,127
 1/92          $11,102                    $11,001                $10,962
 2/92          $11,380                    $11,062                $11,021
 3/92          $11,294                    $11,025                $10,960
 4/92          $11,456                    $11,083                $11,026
 5/92          $11,794                    $11,308                $11,240
 6/92          $11,838                    $11,473                $11,404
 7/92          $12,222                    $11,789                $11,696
 8/92          $12,333                    $11,897                $11,801
 9/92          $12,399                    $12,041                $11,962
10/92          $12,255                    $11,830                $11,779
11/92          $12,380                    $11,843                $11,770
12/92          $12,493                    $12,040                $11,971
 1/93          $12,927                    $12,303                $12,231
 2/93          $13,180                    $12,593                $12,485
 3/93          $13,446                    $12,671                $12,528
 4/93          $13,650                    $12,766                $12,624
 5/93          $13,871                    $12,796                $12,617
 6/93          $14,164                    $13,084                $12,904
 7/93          $14,508                    $13,206                $12,986
 8/93          $14,770                    $13,513                $13,284
 9/93          $14,795                    $13,553                $13,331
10/93          $15,018                    $13,647                $13,385
11/93          $15,081                    $13,490                $13,234
12/93          $15,269                    $13,581                $13,292
 1/94          $15,873                    $13,816                $13,492
 2/94          $15,604                    $13,515                $13,198
 3/94          $15,040                    $13,130                $12,875
 4/94          $14,703                    $12,971                $12,769
 5/94          $14,648                    $12,938                $12,745
 6/94          $14,607                    $12,885                $12,715
 7/94          $14,830                    $13,105                $12,969
 8/94          $15,052                    $13,157                $12,975
 9/94          $14,872                    $12,975                $12,778
10/94          $14,803                    $12,934                $12,764
11/94          $14,605                    $12,899                $12,741
12/94          $14,647                    $12,964                $12,825
 1/95          $14,953                    $13,173                $13,072
 2/95          $15,390                    $13,474                $13,375
 3/95          $15,725                    $13,580                $13,464
 4/95          $16,300                    $13,824                $13,652
 5/95          $17,174                    $14,420                $14,224
 6/95          $17,411                    $14,529                $14,338
 7/95          $17,362                    $14,495                $14,283
 8/95          $17,723                    $14,708                $14,465
 9/95          $18,160                    $14,880                $14,612
10/95          $18,340                    $15,079                $14,827
11/95          $18,890                    $15,326                $15,071
12/95          $19,328                    $15,579                $15,293
 1/96          $19,721                    $15,705                $15,388
 2/96          $19,124                    $15,375                $15,062
 3/96          $19,139                    $15,261                $14,935
 4/96          $18,984                    $15,164                $14,833
 5/96          $19,192                    $15,153                $14,808
 6/96          $19,448                    $15,327                $15,006
 7/96          $19,438                    $15,365                $15,041
 8/96          $19,600                    $15,357                $15,004
 9/96          $20,209                    $15,665                $15,270
10/96          $20,884                    $16,041                $15,627
11/96          $21,696                    $16,398                $15,915
12/96          $21,318                    $16,240                $15,737
 1/97          $21,300                    $16,291                $15,756
 2/97          $21,610                    $16,384                $15,789
 3/97          $21,266                    $16,131                $15,601
 4/97          $21,543                    $16,369                $15,830
 5/97          $22,017                    $16,557                $15,977
 6/97          $22,508                    $16,804                $16,169
 7/97          $23,666                    $17,385                $16,664
 8/97          $23,148                    $17,155                $16,477
 9/97          $23,898                    $17,456                $16,736
10/97          $23,818                    $17,634                $17,004
11/97          $23,945                    $17,720                $17,093
12/97          $24,024                    $17,910                $17,273
 1/98          $24,323                    $18,138                $17,516
 2/98          $24,585                    $18,132                $17,481
 3/98          $24,941                    $18,224                $17,534
 4/98          $25,036                    $18,302                $17,623
 5/98          $25,036                    $18,458                $17,812
 6/98          $25,055                    $18,594                $17,993
 7/98          $24,788                    $18,579                $18,008
 8/98          $23,007                    $18,444                $18,359
 9/98          $23,801                    $18,825                $18,884
10/98          $23,731                    $18,592                $18,751
11/98          $25,182                    $18,936                $18,863
12/98          $25,152                    $18,983                $18,909
 1/99          $25,615                    $19,148                $19,043
 2/99          $25,152                    $18,734                $18,591
 3/99          $26,057                    $18,943                $18,683
 4/99          $26,955                    $19,079                $18,729
 5/99          $26,333                    $18,821                $18,536
 6/99          $26,161                    $18,722                $18,478
 7/99          $25,764                    $18,628                $18,427
 8/99          $25,524                    $18,559                $18,412
 9/99          $25,611                    $18,719                $18,578
10/99          $25,631                    $18,755                $18,627
11/99          $25,876                    $18,801                $18,616
12/99          $26,284                    $18,770                $18,503
 1/00          $26,238                    $18,715                $18,498
 2/00          $27,037                    $18,946                $18,730
 3/00          $27,402                    $19,120                $19,000
 4/00          $26,662                    $18,888                $18,908
 5/00          $26,290                    $18,744                $18,890
 6/00          $27,127                    $19,219                $19,276
 7/00          $27,243                    $19,301                $19,480
 8/00          $27,859                    $19,653                $19,755
 9/00          $27,338                    $19,709                $19,830

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the Fund.


NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 16, 1991.
    SINCE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX AND LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991. INCEPTION DATES OF THE RETAIL AND ADMIN CLASSES OF SHARES ARE DECEMBER 31, 1996 AND JANUARY 2, 1998, RESPECTIVELY. PERFORMANCE FOR THE ADMIN CLASS OF SHARES IS PRESENTED FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1998.
(b) PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES SINCE INCEPTION DURING THE PERIODS SHOWN, ADJUSTED TO REFLECT THE CURRENT FEE PAYABLE BY THE RESPECTIVE CLASS OF SHARES (I.E. A .25% 12b-1 FEE).
(c) THE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE CORPORATE DEBT FUNDS BBB-RATED INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
    SOURCE: LIPPER INC.
(d) LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED COMPOSITE OF APPROXIMATELY 5,300 CORPORATE AND GOVERNMENT ISSUES WITH AT LEAST $100 MILLION OUTSTANDING FOR GOVERNMENT ISSUES AND $25 MILLION FOR CORPORATES, AND GREATER THAN 1 YEAR MATURITY. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(e) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. CUMULATIVE PERFORMANCE OF THE RETAIL AND ADMIN CLASSES OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL AND ADMIN CLASSES OF SHARES, BE LOWER.


LOOMIS SAYLES FIXED INCOME FUNDS                                              11

FUND AND MANAGER REVIEW


[PHOTO]

KEN BUNTROCK

[PHOTO]

DAVID ROLLEY


LOOMIS SAYLES GLOBAL BOND FUND


KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests primarily in investment grade fixed income securities worldwide

FUND INCEPTION DATE 5/10/91

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/10/91;
Retail: 1/2/97

EXPENSE RATIO Institutional: 0.90%; Retail: 1.15%

TOTAL NET ASSETS (ALL CLASSES) $48.8 Million


--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ended September 30, 2000, the Institutional and Retail classes of the Global Bond Fund returned -4.99% and -5.16%, respectively, compared to the -3.90% return for the Fund's benchmark, the Salomon Brothers World Government Bond Index. The average global income fund, as measured by Lipper Inc., posted a total return of 0.58% for the same period.

PORTFOLIO REVIEW

Currency valuations played a large role in the Fund's performance during the fiscal year. In particular, the overall strength of the U.S. dollar relative to the Australian dollar, the New Zealand dollar and the euro was a negative influence on Fund performance. It had been our view that the recovery in Asia would benefit both Australia and New Zealand. Indeed, the Australian dollar performed very well in 1999 as the recovery began, but the currency gave back all of those gains when concerns arose about the momentum in the economy, partially due to the introduction of a goods and services tax on July 1, 2000.

The Fund's relative performance also suffered due to the Fund's overexposure to Australia and New Zealand securities and underexposure to Japanese securities. Surprisingly, the Yen increased in value and boosted Japanese bonds. The majority of the Fund's Asian securities were in U.S. dollar-denominated bonds. Emerging market bonds were strong performers in the first half of the fiscal year, but they gave back some of their gains later in the period.

PORTFOLIO POSITIONING

Loomis Sayles' commitment to the corporate sector has increased steadily as global corporate issuance has increased. We remain optimistic toward British sterling-denominated bonds, because we anticipate that the United Kingdom's entry into the European Monetary system will be delayed and that the higher yielding sterling bonds will outperform.




/s/Ken Buntrock             /s/David Rolley
Ken Buntrock                David Rolley

                                            AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------
                                                                                        Since
                                                     1 Year    3 Years    5 Years    Inception(a)
---------------------------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL BOND FUND (INSTITUTIONAL)       -4.99%     1.96%      6.77%        7.47%
LOOMIS SAYLES GLOBAL BOND FUND (RETAIL)(b)           -5.16%     1.68%      6.58%        7.37%
Lipper Global Income Funds Index(c)                  -0.11%     1.22%      4.32%        5.77%
Salomon Brothers World Government Bond Index(d)      -3.90%     2.52%      2.83%        7.00%

                       CUMULATIVE PERFORMANCE-MAY 31, 1991 TO SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

[GRAPH]

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

              Loomis Sayles           Lipper Global        Salomon Brothers
              Global Bond             Income Funds         World Government
              Fund(e)                 Index                Bond Index
 5/91          $10,000                   $10,000                $10,000
 6/91           $9,560                    $9,829                 $9,895
 7/91           $9,860                    $9,979                $10,107
 8/91          $10,000                   $10,125                $10,302
 9/91          $10,530                   $10,453                $10,706
10/91          $10,581                   $10,566                $10,818
11/91          $10,822                   $10,577                $10,987
12/91          $11,687                   $10,940                $11,558
 1/92          $11,266                   $10,759                $11,353
 2/92          $11,174                   $10,808                $11,290
 3/92          $11,112                   $10,750                $11,170
 4/92          $11,215                   $10,832                $11,250
 5/92          $11,604                   $11,059                $11,595
 6/92          $12,045                   $11,225                $11,920
 7/92          $12,351                   $11,418                $12,197
 8/92          $12,222                   $11,492                $12,539
 9/92          $11,846                   $11,356                $12,664
10/92          $11,995                   $11,338                $12,321
11/92          $11,732                   $11,224                $12,125
12/92          $11,786                   $11,325                $12,197
 1/93          $11,809                   $11,476                $12,410
 2/93          $12,060                   $11,740                $12,654
 3/93          $12,357                   $11,860                $12,849
 4/93          $12,735                   $12,005                $13,120
 5/93          $12,816                   $12,136                $13,252
 6/93          $12,388                   $12,292                $13,223
 7/93          $12,249                   $12,435                $13,263
 8/93          $12,900                   $12,733                $13,660
 9/93          $13,190                   $12,724                $13,822
10/93          $13,422                   $12,896                $13,798
11/93          $13,294                   $12,812                $13,699
12/93          $13,508                   $13,095                $13,816
 1/94          $13,765                   $13,256                $13,927
 2/94          $13,362                   $12,810                $13,836
 3/94          $13,007                   $12,411                $13,816
 4/94          $12,922                   $12,315                $13,832
 5/94          $12,638                   $12,226                $13,711
 6/94          $12,192                   $12,122                $13,909
 7/94          $12,268                   $12,220                $14,019
 8/94          $12,218                   $12,222                $13,971
 9/94          $12,155                   $12,255                $14,072
10/94          $12,193                   $12,374                $14,298
11/94          $12,343                   $12,320                $14,101
12/94          $12,331                   $12,152                $14,140
 1/95          $12,256                   $12,169                $14,437
 2/95          $12,230                   $12,340                $14,806
 3/95          $11,967                   $12,660                $15,686
 4/95          $12,507                   $12,965                $15,976
 5/95          $13,260                   $13,394                $16,426
 6/95          $13,109                   $13,383                $16,522
 7/95          $13,461                   $13,484                $16,561
 8/95          $13,900                   $13,435                $15,992
 9/95          $14,177                   $13,660                $16,349
10/95          $14,340                   $13,786                $16,471
11/95          $14,943                   $14,022                $16,657
12/95          $15,279                   $14,308                $16,832
 1/96          $15,641                   $14,476                $16,624
 2/96          $15,319                   $14,223                $16,539
 3/96          $15,400                   $14,234                $16,516
 4/96          $15,695                   $14,356                $16,450
 5/96          $15,789                   $14,397                $16,454
 6/96          $16,151                   $14,537                $16,583
 7/96          $16,124                   $14,686                $16,901
 8/96          $16,298                   $14,820                $16,967
 9/96          $16,792                   $15,101                $17,036
10/96          $17,197                   $15,407                $17,355
11/96          $17,736                   $15,782                $17,583
12/96          $17,574                   $15,742                $17,441
 1/97          $17,360                   $15,608                $16,975
 2/97          $17,645                   $15,619                $16,848
 3/97          $17,488                   $15,425                $16,720
 4/97          $17,403                   $15,470                $16,573
 5/97          $17,801                   $15,692                $17,023
 6/97          $18,200                   $15,882                $17,226
 7/97          $18,399                   $16,016                $17,092
 8/97          $18,186                   $15,934                $17,082
 9/97          $18,556                   $16,274                $17,446
10/97          $18,300                   $16,257                $17,808
11/97          $18,243                   $16,258                $17,535
12/97          $17,979                   $16,312                $17,482
 1/98          $18,374                   $16,432                $17,652
 2/98          $18,724                   $16,573                $17,795
 3/98          $18,511                   $16,643                $17,619
 4/98          $18,754                   $16,775                $17,901
 5/98          $18,694                   $16,756                $17,943
 6/98          $18,314                   $16,705                $17,969
 7/98          $18,481                   $16,778                $17,993
 8/98          $17,387                   $16,176                $18,483
 9/98          $18,131                   $16,839                $19,466
10/98          $19,165                   $16,983                $20,042
11/98          $19,955                   $17,162                $19,759
12/98          $19,883                   $17,344                $20,157
 1/99          $20,278                   $17,381                $19,972
 2/99          $19,998                   $16,935                $19,330
 3/99          $20,655                   $17,070                $19,379
 4/99          $21,461                   $17,225                $19,371
 5/99          $20,935                   $16,881                $19,045
 6/99          $20,705                   $16,722                $18,711
 7/99          $20,803                   $16,781                $19,170
 8/99          $20,557                   $16,746                $19,259
 9/99          $20,705                   $16,898                $19,559
10/99          $20,623                   $16,875                $19,549
11/99          $20,477                   $16,788                $19,345
12/99          $20,643                   $16,868                $19,297
 1/00          $20,121                   $16,591                $18,886
 2/00          $20,229                   $16,729                $18,750
 3/00          $20,463                   $16,929                $19,331
 4/00          $19,743                   $16,608                $18,700
 5/00          $19,797                   $16,601                $18,846
 6/00          $20,319                   $16,964                $19,303
 7/00          $20,103                   $16,913                $18,976
 8/00          $19,887                   $16,903                $18,833
 9/00          $19,671                   $16,879                $18,796

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENT. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 10, 1991. SINCE LIPPER GLOBAL INCOME FUNDS INDEX AND SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991. INCEPTION DATE OF THE RETAIL CLASS OF SHARES IS DECEMBER 31, 1996.
(b) PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS SINCE INCEPTION OF SHARES DURING THE PERIOD SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12b-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.
(c) THE LIPPER GLOBAL INCOME FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE GLOBAL INCOME FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER INC.
(d) SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX IS A CAPITALIZATION-WEIGHTED UNMANAGED INDEX WHICH TRACKS THE PERFORMANCE OF 14 GOVERNMENT BOND MARKETS. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(e) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. CUMULATIVE PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.


LOOMIS SAYLES FIXED INCOME FUNDS                                              13

FUND AND MANAGER REVIEW


[PHOTO]

DANIEL J. FUSS

[PHOTO]

KATHLEEN C. GAFFNEY


LOOMIS SAYLES HIGH YIELD FUND


KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests in lower rated fixed income securities, although up to 20% of total assets may be in preferred stocks and up to 10% in common stocks

FUND INCEPTION DATE 9/11/96

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 9/11/96

EXPENSE RATIO Institutional: 0.75%

TOTAL NET ASSETS $24.1 Million

--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ended September 30, 2000, the Institutional class of the High Yield Fund returned 14.30%, compared to the 1.23% return for the Fund's benchmark, the Merrill Lynch High Yield Master Index. The average high current yield fund, as measured by Lipper Inc., posted a total return of -0.02% for the same period.

PORTFOLIO REVIEW

In general, the high yield sector underperformed other fixed income sectors during the fiscal year, due to equity market jitters, a rising number of corporate defaults, relentless mutual fund outflows and poor liquidity. Oil also was a factor, as rising oil prices fueled inflation fears. On the bright side, emerging market debts continued to rally on positive economic and political news.

Despite the challenges in the high yield marketplace, the Fund was able to offer attractive returns due to the continued recovery of emerging markets and strength in convertible securities. The Fund held 31 percent in emerging markets and 26 percent in convertible securities at fiscal year end. The Fund's oil and gas holdings also have been important contributors to performance. Rising energy prices have benefited the bond market by providing an economic slowdown that's likely to more than offset the inflationary impact of higher energy prices.

PORTFOLIO POSITIONING

The Fund remains well diversified and focused on long-term capital appreciation and current income. We believe it also has excellent call protection and moderate upgrade potential. We believe that this is a good time to be in the corporate bond market, and we will continue to purchase discounted credits with fairly long maturities. We remain focused on extracting value through fundamental bond analysis in conjunction with relative value analysis.




/s/Dan Fuss             /s/Kathleen C. Gaffney
Daniel J. Fuss          Kathleen C. Gaffney

                                AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------
                                                                             Since
                                                     1 Year    3 Years    Inception(a)
---------------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD FUND (INSTITUTIONAL)        14.30%     4.31%        7.51%
Lipper High Current Yield Funds Index(b)             -0.06%     1.14%        4.52%
Merrill Lynch High Yield Master Index(c)              1.23%     2.65%        5.45%

                 CUMULATIVE PERFORMANCE-SEPTEMBER 30, 1996 TO SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

[GRAPH]

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                                      Lipper High          Merrill Lynch
              Loomis Sayles           Current Yield        High Yield
              High Yield Fund         Funds Index          Master Index
09/96          $10,000                   $10,000                $10,000
10/96           $9,931                   $10,048                $10,110
11/96          $10,148                   $10,221                $10,314
12/96          $10,173                   $10,347                $10,393
01/97          $10,193                   $10,449                $10,473
02/97          $10,213                   $10,625                $10,620
03/97          $10,153                   $10,395                $10,502
04/97          $10,212                   $10,483                $10,622
05/97          $10,489                   $10,761                $10,836
06/97          $10,756                   $10,945                $11,001
07/97          $11,265                   $11,237                $11,265
08/97          $11,276                   $11,262                $11,245
09/97          $11,663                   $11,535                $11,431
10/97          $11,354                   $11,490                $11,507
11/97          $11,482                   $11,573                $11,616
12/97          $11,333                   $11,710                $11,726
01/98          $11,400                   $11,937                $11,901
02/98          $11,725                   $12,050                $11,950
03/98          $12,083                   $12,224                $12,053
04/98          $12,029                   $12,263                $12,110
05/98          $11,766                   $12,249                $12,195
06/98          $11,515                   $12,271                $12,255
07/98          $11,384                   $12,354                $12,325
08/98           $9,674                   $11,413                $11,793
09/98           $9,568                   $11,344                $11,817
10/98           $9,753                   $11,087                $11,622
11/98          $10,533                   $11,738                $12,152
12/98          $10,290                   $11,701                $12,156
01/99          $10,583                   $11,913                $12,276
02/99          $10,609                   $11,865                $12,182
03/99          $11,119                   $12,074                $12,287
04/99          $11,844                   $12,387                $12,480
05/99          $11,556                   $12,151                $12,393
06/99          $11,817                   $12,153                $12,370
07/99          $11,715                   $12,157                $12,388
08/99          $11,527                   $12,034                $12,267
09/99          $11,581                   $11,940                $12,215
10/99          $11,854                   $11,905                $12,144
11/99          $12,148                   $12,115                $12,283
12/99          $12,450                   $12,261                $12,347
01/00          $12,465                   $12,201                $12,286
02/00          $12,850                   $12,287                $12,296
03/00          $12,935                   $12,075                $12,124
04/00          $12,790                   $12,022                $12,129
05/00          $12,498                   $11,808                $11,995
06/00          $12,878                   $12,026                $12,200
07/00          $12,890                   $12,048                $12,288
08/00          $13,492                   $12,111                $12,438
09/00          $13,236                   $11,933                $12,366

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS SEPTEMBER 11, 1996. SINCE LIPPER HIGH CURRENT YIELD FUNDS INDEX AND MERRILL LYNCH HIGH YIELD MASTER INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM SEPTEMBER 30, 1996.
(b) THE LIPPER HIGH CURRENT YIELD FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE HIGH CURRENT YIELD FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER INC.
(c) MERRILL LYNCH HIGH YIELD MASTER INDEX IS AN UNMANAGED INDEX CONSISTING OF FIXED-RATE, COUPON-BEARING BONDS WITH AN OUTSTANDING PAR WHICH IS GREATER THAN OR EQUAL TO $50 MILLION, A MATURITY RANGE GREATER THAN OR EQUAL TO ONE YEAR AND MUST BE LESS THAN BBB/BAA3 RATED BUT NOT IN DEFAULT. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


LOOMIS SAYLES FIXED INCOME FUNDS                                              15

FUND AND MANAGER REVIEW


[PHOTO]

ANTHONY J. WILKINS


LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND


KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests in investment grade fixed income securities, with a dollar-weighted average maturity between three and ten years

FUND INCEPTION DATE 12/31/96

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 1/2/97; Retail: 1/2/97

EXPENSE RATIO Institutional: 0.55%; Retail: 0.80%

TOTAL NET ASSETS (ALL CLASSES) $13.3 Million

--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ended September 30, 2000, the Institutional and Retail classes of the Intermediate Maturity Bond Fund returned 7.28% and 7.01%, respectively, compared to the 6.25% return for the Fund's benchmark, the Lehman Brothers Government/Credit Intermediate Bond Index. The average intermediate investment grade debt fund, as measured by Lipper Inc., posted a total return of 5.75% for the same period.

PORTFOLIO REVIEW

The Treasury yield curve remained inverted for most of the fiscal year, and yields on shorter-term securities were higher than yields on longer-term securities. Nevertheless, the inversion moderated slightly by the end of the period. Short-term interest rates continued on the upswing until the summer, as signs of a slowing economy emerged. As a result, market consensus shifted, as the implication was that the Federal Reserve Board was finished tightening for the near term. This helped make shorter-term securities more attractive.

The Fund's over-weighting in Yankee bonds (U.S. dollar-denominated foreign bonds) continued to positively affect Fund performance. In addition, a financial overweight, particularly among banking and REITs (real estate investment trusts), also proved beneficial, particularly throughout the first three fiscal quarters, when the tightening of short-term rates continued. The energy sector also was a positive contributor to performance, due to rising prices. Oil prices rallied to a ten-year high during the year, which helped to slow economic growth--a positive overall factor for the bond market.

PORTFOLIO POSITIONING

Our approach continues to focus on identifying undervalued credits to create a flexible balance between high current income and the potential for capital appreciation. We continue to capitalize on the value in the bond market by diligently analyzing individual credits and paying particular attention to reinvestment risk, as we believe that the world generally remains a deflationary place.




/s/Anthony J. Wilkins
Anthony J. Wilkins

                                              AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------
                                                                                           Since
                                                                   1 Year    3 Years    Inception(a)
-----------------------------------------------------------------------------------------------------
LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND (INSTITUTIONAL)       7.28%      4.63%       5.38%
LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND (RETAIL)              7.01%      4.37%       5.12%
Lipper Intermediate Investment Grade Debt Funds Index(b)            6.12%      5.17%       5.80%
Lehman Brothers Government/Credit Intermediate Bond Index(c)        6.25%      5.69%       6.06%

                  CUMULATIVE PERFORMANCE-DECEMBER 31, 1996 TO SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

[GRAPH]

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

              Loomis Sayles           Lipper Intermediate  Lehman Brothers
              Intermediate Maturity   Investment Grade     Government/Credit
              Bond Fund(d)            Debt Funds Index     Intermediate Bond Index
12/96          $10,000                   $10,000                $10,000
 1/97          $10,060                   $10,031                $10,039
 2/97          $10,080                   $10,056                $10,058
 3/97           $9,990                    $9,948                 $9,989
 4/97          $10,106                   $10,084                $10,106
 5/97          $10,228                   $10,174                $10,190
 6/97          $10,340                   $10,294                $10,283
 7/97          $10,574                   $10,566                $10,492
 8/97          $10,502                   $10,470                $10,439
 9/97          $10,625                   $10,621                $10,561
10/97          $10,586                   $10,749                $10,678
11/97          $10,607                   $10,780                $10,701
12/97          $10,643                   $10,878                $10,787
 1/98          $10,759                   $11,023                $10,928
 2/98          $10,812                   $11,007                $10,920
 3/98          $10,918                   $11,047                $10,955
 4/98          $10,969                   $11,099                $11,010
 5/98          $11,023                   $11,199                $11,091
 6/98          $11,034                   $11,288                $11,161
 7/98          $11,059                   $11,311                $11,201
 8/98          $10,895                   $11,465                $11,377
 9/98          $11,016                   $11,722                $11,663
10/98          $10,969                   $11,627                $11,651
11/98          $11,080                   $11,685                $11,650
12/98          $11,068                   $11,735                $11,697
 1/99          $11,125                   $11,808                $11,761
 2/99          $11,033                   $11,597                $11,588
 3/99          $11,228                   $11,688                $11,675
 4/99          $11,409                   $11,727                $11,711
 5/99          $11,281                   $11,608                $11,621
 6/99          $11,304                   $11,569                $11,629
 7/99          $11,273                   $11,528                $11,618
 8/99          $11,202                   $11,516                $11,627
 9/99          $11,344                   $11,642                $11,736
10/99          $11,388                   $11,660                $11,766
11/99          $11,449                   $11,674                $11,781
12/99          $11,502                   $11,620                $11,742
 1/00          $11,465                   $11,579                $11,699
 2/00          $11,563                   $11,704                $11,796
 3/00          $11,698                   $11,849                $11,919
 4/00          $11,603                   $11,776                $11,892
 5/00          $11,565                   $11,754                $11,910
 6/00          $11,827                   $12,003                $12,120
 7/00          $11,928                   $12,106                $12,212
 8/00          $12,030                   $12,273                $12,357
 9/00          $12,169                   $12,355                $12,469

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL AND RETAIL CLASSES OF SHARES IS
    DECEMBER 31, 1996.
(b) THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER INC.
(c) LEHMAN BROTHERS GOVERNMENT/CREDIT INTERMEDIATE BOND INDEX IS AN UNMANAGED INDEX CONSISTING OF THOSE BONDS HELD WITHIN THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX WHICH HAVE AN AVERAGE MATURITY OF 1-10 YEARS. THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX CONSISTS OF APPROXIMATELY 5,300 CORPORATE AND GOVERNMENT ISSUES WITH AT LEAST $100 MILLION OUTSTANDING FOR GOVERNMENT ISSUES AND $25 MILLION FOR CORPORATES, AND GREATER THAN 1 YEAR MATURITY. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. CUMULATIVE PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.


LOOMIS SAYLES FIXED INCOME FUNDS                                              17

FUND AND MANAGER REVIEW


[PHOTO]

DANIEL J. FUSS


LOOMIS SAYLES INVESTMENT GRADE BOND FUND


KEY FUND FACTS


OBJECTIVE High total investment return

STRATEGY Invests in investment grade fixed income securities, including convertibles, although up to 20% of assets may be in preferred stocks

FUND INCEPTION DATE 12/31/96

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 1/2/97; Retail: 1/2/97;
J: 5/24/99

EXPENSE RATIO Institutional: 0.55%; Retail: 0.80%; J: 1.30%

TOTAL NET ASSETS (ALL CLASSES) $35.4 Million


--------------------------------------------------------------------------------
PERFORMANCE

For the twelve-month period ended September 30, 2000, the Institutional, Retail and J classes of the Investment Grade Bond Fund returned 7.17%, 6.89% and 6.36%(before deducting the maximum 3.50% front end sales charge), respectively, compared to the 6.74% return for the Fund's benchmark, the Lehman Brothers Government/Credit Bond Index. The average corporate debt BBB-rated fund, as measured by Lipper Inc., posted a total return of 4.98% for the same period.

PORTFOLIO REVIEW

Approximately half way through the fiscal year, investors started to regain confidence in the bond market, with signs of a slowing economy and interest rate stability alleviating their concerns. Although inflation fears from higher oil prices weighed heavy on the bond market, the economic slowdown resulting from higher oil prices could more than offset the inflationary impact of higher energy prices.

The Fund continued to benefit from its energy and oil bonds, as oil prices hit a ten-year high late in the period. In the second half of the fiscal year, real estate issues benefited from the relaxed state of the economy and from the resulting stability associated with level interest rates and a neutral outlook from the Federal Reserve Board. The Fund also benefited from strength among convertible securities, which comprised approximately ten percent of the Fund on September 30, 2000.

The Fund's strong performance also was due in part to the continued recovery of emerging markets, which comprised twelve percent of the Fund at fiscal year-end. In particular, emerging markets rallied in the first half of the fiscal year, as a reformed Indonesian government, an upgraded Korea and Malaysia and a restructuring of Thailand markets contributed to strong investor sentiment. Latin American markets benefited from rising oil prices, and Mexico moved to "investment-grade" status.

PORTFOLIO POSITIONING

We believe that this is a good time to be in the corporate bond market. We will continue to purchase longer-term discounted bonds for the added yield and call protection they provide. Our approach is to uncover value through fundamental bond analysis combined with relative value analysis.



/s/Dan Fuss
Daniel J. Fuss

                                              AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------
                                                                                           Since
                                                                   1 Year    3 Years    Inception(a)
-----------------------------------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT GRADE BOND FUND (INSTITUTIONAL)            7.17%     5.05%        7.42%
LOOMIS SAYLES INVESTMENT GRADE BOND FUND (RETAIL)                   6.89%     4.77%        7.15%
LOOMIS SAYLES INVESTMENT GRADE BOND FUND (J CLASS)(b)               2.65%       NA         0.87%
Lipper Corporate Debt Funds BBB-Rated Index(c)                      5.29%     4.13%        5.30%
Lehman Brothers Government/Credit Bond Index(d)                     6.74%     5.82%        6.36%

                  CUMULATIVE PERFORMANCE-DECEMBER 31, 1996 TO SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

[GRAPH]

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

              Loomis Sayles           Lipper Corporate     Lehman Brothers
              Investment Grade        Debt Funds BBB-      Government/Corporate
              Bond Fund(e)            Rated Index          Bond Index
12/96          $10,000                   $10,000                $10,000
 1/97           $9,950                   $10,032                $10,012
 2/97          $10,150                   $10,089                $10,033
 3/97           $9,940                    $9,933                 $9,914
 4/97          $10,133                   $10,080                $10,059
 5/97          $10,325                   $10,195                $10,153
 6/97          $10,599                   $10,347                $10,274
 7/97          $11,281                   $10,705                $10,589
 8/97          $10,972                   $10,563                $10,470
 9/97          $11,281                   $10,749                $10,635
10/97          $11,443                   $10,858                $10,805
11/97          $11,422                   $10,911                $10,862
12/97          $11,451                   $11,029                $10,976
 1/98          $11,570                   $11,169                $11,130
 2/98          $11,602                   $11,165                $11,108
 3/98          $11,743                   $11,222                $11,142
 4/98          $11,785                   $11,270                $11,198
 5/98          $11,862                   $11,365                $11,318
 6/98          $11,851                   $11,450                $11,434
 7/98          $11,700                   $11,441                $11,443
 8/98          $11,199                   $11,358                $11,666
 9/98          $11,455                   $11,592                $12,000
10/98          $11,347                   $11,449                $11,915
11/98          $11,723                   $11,660                $11,986
12/98          $11,829                   $11,689                $12,016
 1/99          $12,018                   $11,791                $12,101
 2/99          $11,876                   $11,536                $11,813
 3/99          $12,148                   $11,665                $11,872
 4/99          $12,433                   $11,748                $11,901
 5/99          $12,337                   $11,590                $11,779
 6/99          $12,289                   $11,529                $11,742
 7/99          $12,078                   $11,471                $11,709
 8/99          $12,035                   $11,428                $11,700
 9/99          $12,203                   $11,526                $11,805
10/99          $12,202                   $11,549                $11,836
11/99          $12,252                   $11,577                $11,829
12/99          $12,293                   $11,558                $11,757
 1/00          $12,281                   $11,524                $11,754
 2/00          $12,673                   $11,666                $11,902
 3/00          $12,864                   $11,774                $12,074
 4/00          $12,522                   $11,631                $12,015
 5/00          $12,405                   $11,542                $12,004
 6/00          $12,769                   $11,834                $12,249
 7/00          $12,924                   $11,885                $12,379
 8/00          $13,170                   $12,102                $12,553
 9/00          $13,078                   $12,136                $12,601

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL AND RETAIL CLASSES OF SHARES IS DECEMBER 31, 1996. INCEPTION DATE OF THE J CLASS IS MAY 24, 1999. PERFORMANCE FOR THE J CLASS IS PRESENTED FROM COMMENCEMENT OF CLASS OPERATIONS ON MAY 24, 1999.
(b) PERFORMANCE FOR J CLASS SHARES INCLUDE THE EFFECT OF THE MAXIMUM 3.50% FRONT END SALES CHARGE.
(c) THE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE CORPORATE DEBT FUNDS BBB-RATED INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
    SOURCE: LIPPER INC.
(d) LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX CONSISTING OF APPROXIMATELY 5,300 CORPORATE AND GOVERNMENT ISSUES WITH AT LEAST $100 MILLION OUTSTANDING FOR GOVERNMENT ISSUES AND $25 MILLION FOR CORPORATES, AND GREATER THAN 1 YEAR MATURITY. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(e) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. CUMULATIVE PERFORMANCE OF THE RETAIL AND J CLASSES OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL AND J CLASSES OF SHARES AND THE SALES CHARGE OF THE J CLASS, BE LOWER. J CLASS OF SHARES ARE NOT OFFERED FOR SALE IN THE UNITED STATES AND ARE NOT ELIGIBLE FOR SALE TO U.S. INVESTORS.


LOOMIS SAYLES FIXED INCOME FUNDS                                              19

FUND AND MANAGER REVIEW


[PHOTO]

MARTHA F. HODGMAN


LOOMIS SAYLES MUNICIPAL BOND FUND


KEY FUND FACTS


OBJECTIVE Current income

STRATEGY Invests in investment grade fixed income securities the income of which is exempt from federal income tax

FUND INCEPTION DATE 5/29/91

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/29/91

EXPENSE RATIO Institutional: 0.50%

TOTAL NET ASSETS  $6.1 Million


--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ended September 30, 2000, the Institutional class of the Municipal Bond Fund returned 5.53%, compared to the 6.17% return for the Fund's benchmark, the Lehman Brothers Municipal Bond Index. The average general municipal debt fund, as measured by Lipper Inc., posted a total return of 4.74% for the same period.

PORTFOLIO REVIEW

Investor interest in municipal bonds and municipal bond funds remained weak during the fiscal year. Overall, funds experienced net redemptions during the period, as investors remained captivated by the stock market or found the higher yields in corporate bonds more attractive. On the bright side, lack of supply has prevented further weakness in the market. Municipalities' balance sheets are in very good shape due to the robust economy, and this translated to increased tax receipts and less need to raise capital via the bond market.

Late in the fiscal year, the municipal market rallied, as it seemed that additional Federal Reserve Board tightening would not be required, that growth was continuing but at a slower, more manageable pace, and that inflation was under control. But the rally came to a halt in September, with oil prices continuing to rise, inflation concerns returning and worries creeping into the equity market that the Federal Reserve Board tightening was working more strongly and growth was slowing more than had been anticipated. Municipal yields rose along with other interest rates.

PORTFOLIO POSITIONING

Our overall portfolio strategy remains unchanged. The portfolio's structure remains somewhat longer than that of the index, with a greater percentage of long discount issues. But, because we continue to see net redemptions in the Fund, we have kept more cash on hand to meet those needs. In addition, we are focusing on more liquid general market names for flexibility. When supply has been thin and demand high, we have taken advantage of opportunities to sell some illiquid issues, such as specialty-state issues.

On October 18, 2000, the Trustees voted to liquidate the Municipal Bond Fund on or about December 18, 2000.



/s/Martha F. Hodgman
Martha F. Hodgman

                                            AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------
                                                                                        Since
                                                     1 Year    3 Years    5 Years    Inception(a)
---------------------------------------------------------------------------------------------------
LOOMIS SAYLES MUNICIPAL BOND FUND (INSTITUTIONAL)     5.53%     3.86%      5.25%        6.45%
Lipper General Municipal Debt Funds Index(b)          4.99%     3.54%      5.08%        6.31%
Lehman Brothers Municipal Bond Index(c)               6.17%     4.65%      5.79%        6.86%

                       CUMULATIVE PERFORMANCE-MAY 31, 1991 TO SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

[GRAPH]

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

              Loomis Sayles           Lipper General       Lehman Brothers
              Municipal Bond          Municipal Debt       Municipal
              Fund                    Funds Index          Bond Index
 5/91          $10,000                   $10,000                $10,000
 6/91          $10,011                    $9,971                 $9,990
 7/91          $10,131                   $10,097                $10,112
 8/91          $10,300                   $10,228                $10,245
 9/91          $10,418                   $10,366                $10,379
10/91          $10,528                   $10,463                $10,472
11/91          $10,521                   $10,476                $10,501
12/91          $10,780                   $10,727                $10,726
 1/92          $10,764                   $10,721                $10,751
 2/92          $10,797                   $10,736                $10,755
 3/92          $10,777                   $10,741                $10,759
 4/92          $10,877                   $10,843                $10,854
 5/92          $11,058                   $10,993                $10,982
 6/92          $11,237                   $11,200                $11,165
 7/92          $11,707                   $11,593                $11,501
 8/92          $11,500                   $11,407                $11,389
 9/92          $11,541                   $11,453                $11,463
10/92          $11,315                   $11,251                $11,351
11/92          $11,668                   $11,537                $11,554
12/92          $11,791                   $11,682                $11,672
 1/93          $11,922                   $11,820                $11,808
 2/93          $12,367                   $12,293                $12,235
 3/93          $12,176                   $12,152                $12,105
 4/93          $12,344                   $12,280                $12,227
 5/93          $12,413                   $12,345                $12,296
 6/93          $12,625                   $12,563                $12,502
 7/93          $12,594                   $12,556                $12,518
 8/93          $12,895                   $12,838                $12,779
 9/93          $13,065                   $12,986                $12,924
10/93          $13,080                   $13,007                $12,949
11/93          $12,915                   $12,876                $12,835
12/93          $13,149                   $13,134                $13,106
 1/94          $13,311                   $13,279                $13,256
 2/94          $12,971                   $12,954                $12,912
 3/94          $12,422                   $12,412                $12,386
 4/94          $12,493                   $12,453                $12,492
 5/94          $12,647                   $12,563                $12,600
 6/94          $12,581                   $12,484                $12,523
 7/94          $12,829                   $12,699                $12,752
 8/94          $12,833                   $12,739                $12,796
 9/94          $12,614                   $12,542                $12,609
10/94          $12,359                   $12,302                $12,385
11/94          $12,139                   $12,049                $12,161
12/94          $12,441                   $12,342                $12,428
 1/95          $12,804                   $12,717                $12,784
 2/95          $13,180                   $13,096                $13,155
 3/95          $13,256                   $13,217                $13,397
 4/95          $13,260                   $13,217                $13,322
 5/95          $13,664                   $13,639                $13,747
 6/95          $13,499                   $13,486                $13,627
 7/95          $13,614                   $13,574                $13,756
 8/95          $13,742                   $13,729                $13,931
 9/95          $13,834                   $13,815                $14,019
10/95          $14,049                   $14,034                $14,223
11/95          $14,340                   $14,314                $14,459
12/95          $14,499                   $14,478                $14,598
 1/96          $14,616                   $14,548                $14,708
 2/96          $14,469                   $14,442                $14,609
 3/96          $14,232                   $14,221                $14,422
 4/96          $14,160                   $14,161                $14,381
 5/96          $14,164                   $14,170                $14,376
 6/96          $14,283                   $14,301                $14,532
 7/96          $14,455                   $14,424                $14,664
 8/96          $14,421                   $14,417                $14,661
 9/96          $14,603                   $14,637                $14,865
10/96          $14,777                   $14,800                $15,033
11/96          $15,070                   $15,049                $15,309
12/96          $14,983                   $14,996                $15,244
 1/97          $14,992                   $14,994                $15,273
 2/97          $15,121                   $15,126                $15,413
 3/97          $14,902                   $14,939                $15,208
 4/97          $15,032                   $15,067                $15,335
 5/97          $15,283                   $15,284                $15,566
 6/97          $15,442                   $15,465                $15,732
 7/97          $15,950                   $15,929                $16,167
 8/97          $15,726                   $15,747                $16,016
 9/97          $15,956                   $15,945                $16,206
10/97          $16,034                   $16,051                $16,310
11/97          $16,153                   $16,143                $16,406
12/97          $16,456                   $16,404                $16,645
 1/98          $16,618                   $16,562                $16,817
 2/98          $16,598                   $16,562                $16,822
 3/98          $16,577                   $16,579                $16,837
 4/98          $16,455                   $16,478                $16,761
 5/98          $16,762                   $16,746                $17,026
 6/98          $16,812                   $16,806                $17,094
 7/98          $16,848                   $16,839                $17,136
 8/98          $17,172                   $17,101                $17,401
 9/98          $17,431                   $17,304                $17,618
10/98          $17,349                   $17,241                $17,618
11/98          $17,398                   $17,299                $17,679
12/98          $17,471                   $17,329                $17,724
 1/99          $17,715                   $17,518                $17,935
 2/99          $17,556                   $17,420                $17,857
 3/99          $17,516                   $17,127                $17,881
 4/99          $17,583                   $17,475                $17,926
 5/99          $17,406                   $17,351                $17,822
 6/99          $17,060                   $17,076                $17,565
 7/99          $17,173                   $17,107                $17,629
 8/99          $16,994                   $16,903                $17,488
 9/99          $16,936                   $16,859                $17,495
10/99          $16,739                   $16,625                $17,306
11/99          $16,944                   $16,783                $17,490
12/99          $16,776                   $16,623                $17,359
 1/00          $16,638                   $16,490                $17,284
 2/00          $16,890                   $16,723                $17,485
 3/00          $17,256                   $17,090                $17,867
 4/00          $17,128                   $16,973                $17,761
 5/00          $17,021                   $16,859                $17,669
 6/00          $17,461                   $17,293                $18,137
 7/00          $17,709                   $17,534                $18,389
 8/00          $18,007                   $17,811                $18,673
 9/00          $17,871                   $17,700                $18,576

A portion of the Fund's income may be subject to state taxes and/or the Federal alternative minimum tax.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.
(a) INCEPTION DATE OF THE LOOMIS SAYLES MUNICIPAL BOND FUND IS MAY 29, 1991. SINCE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX AND LEHMAN BROTHERS MUNICIPAL BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991.
(b) THE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE GENERAL MUNICIPAL DEBT FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
    SOURCE: LIPPER INC.
(c) LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX COMPUTED FROM PRICES ON APPROXIMATELY 21,000 BONDS CONSISTING OF ROUGHLY 30% REVENUE BONDS, 30% GOVERNMENT OBLIGATIONS BONDS, 27% INSURED AND 13% PREREFUNDED BONDS. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


LOOMIS SAYLES FIXED INCOME FUNDS                                              21

FUND AND MANAGER REVIEW


[PHOTO]

JOHN HYLL


LOOMIS SAYLES SHORT-TERM BOND FUND


KEY FUND FACTS

OBJECTIVE High total investment return through a combination of current income and capital appreciation with relatively low fluctuation in net asset value

STRATEGY Invests in investment grade fixed income securities, although up to 20% may be invested in non-convertible preferred stocks

FUND INCEPTION DATE 8/3/92

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 8/3/92; Retail: 1/2/97

EXPENSE RATIO Institutional: 0.44%; Retail: 0.68%

TOTAL NET ASSETS (ALL CLASSES) $30.1 Million


--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ended September 30, 2000, the Institutional and Retail classes of the Short-Term Bond Fund returned 6.15% and 6.00%, respectively, compared to the 5.99% return for the Fund's benchmark, the Lehman Brothers 1-3 Year Government/Credit Bond Index. The average short-term investment-grade debt fund, as measured by Lipper Inc., posted a total return of 5.73% for the same period.

PORTFOLIO REVIEW

Early in the period, the Treasury Department's bond buyback program triggered an inverted yield curve, whereby yields on shorter-term bonds were higher than yields on longer-term bonds. But, in the fiscal year's third quarter, the curve started to normalize somewhat, and yields on shorter-maturity bonds started declining. This trend continued into the final three months of the fiscal year. The Fund's yield curve positioning benefited from this, as the largest decline in yields occurred within the two- to five-year area.

Performance among corporate bonds was mixed during the year, with spreads tightening and widening throughout the period. As spreads widened, we took advantage of cheaper valuations and increased the Fund's allocation to corporate bonds. During the end of the fiscal year, spreads had tightened, providing solid returns for corporate bonds. The Fund's return for the year relative to the Index was enhanced by a strong yield advantage and favorable security selection. Mortgage-backed securities also provided good performance throughout the period.

PORTFOLIO POSITIONING

We plan to maintain over-weighted positions in corporate and mortgage-backed securities and a longer average maturity relative to the benchmark. Given the continued attractive valuations in the corporate market and the shape of the yield curve, we believe that the Fund is well positioned for a contraction of yield spreads and normalization of the yield curve.



/s/ John Hyll
John Hyll

                                              AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
-------------------------------------------------------------------------------------------------------
                                                                                               Since
                                                          1 Year    3 Years    5 Years(a)  Inception(a)
-------------------------------------------------------------------------------------------------------
LOOMIS SAYLES SHORT-TERM BOND FUND (INSTITUTIONAL)         6.15%      5.48%      5.80%         5.70%
LOOMIS SAYLES SHORT-TERM BOND FUND (RETAIL)(b)             6.00%      5.21%      5.60%         5.58%
Lipper Short Investment Grade Debt Funds Index(c)          5.79%      5.13%      5.57%         5.42%
Lehman Brothers 1-3 Year Government/Credit Bond Index(d)   5.99%      5.72%      5.96%         5.59%

                    CUMULATIVE PERFORMANCE-AUGUST 31, 1992 TO SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

[GRAPH]

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

             Loomis Sayles           Lipper Short             Lehman Brothers 1-3 Year
             Short-Term Bond         Investment Grade         Government/Credit
             Fund(e)                 Debt Funds Index         Bond Index
 8/92          $10,000                   $10,000           $10,000
 9/92          $10,103                   $10,066           $10,095
10/92          $10,020                   $10,011           $10,034
11/92           $9,984                   $10,024           $10,020
12/92          $10,052                   $10,100           $10,115
 1/93          $10,181                   $10,219           $10,223
 2/93          $10,334                   $10,330           $10,307
 3/93          $10,377                   $10,380           $10,340
 4/93          $10,442                   $10,435           $10,405
 5/93          $10,443                   $10,454           $10,381
 6/93          $10,519                   $10,544           $10,460
 7/93          $10,542                   $10,603           $10,484
 8/93          $10,639                   $10,699           $10,572
 9/93          $10,669                   $10,734           $10,606
10/93          $10,721                   $10,788           $10,630
11/93          $10,720                   $10,793           $10,633
12/93          $10,751                   $10,863           $10,677
 1/94          $10,825                   $10,934           $10,745
 2/94          $10,759                   $10,873           $10,680
 3/94          $10,702                   $10,790           $10,624
 4/94          $10,670                   $10,748           $10,584
 5/94          $10,686                   $10,760           $10,599
 6/94          $10,729                   $10,769           $10,626
 7/94          $10,840                   $10,831           $10,723
 8/94          $10,894                   $10,888           $10,759
 9/94          $10,884                   $10,873           $10,736
10/94          $10,916                   $10,891           $10,760
11/94          $10,926                   $10,872           $10,715
12/94          $10,943                   $10,846           $10,735
 1/95          $11,064                   $10,957           $10,883
 2/95          $11,221                   $11,087           $11,033
 3/95          $11,298                   $11,148           $11,096
 4/95          $11,384                   $11,244           $11,195
 5/95          $11,575                   $11,449           $11,384
 6/95          $11,650                   $11,520           $11,453
 7/95          $11,666                   $11,557           $11,499
 8/95          $11,752                   $11,634           $11,569
 9/95          $11,814                   $11,690           $11,626
10/95          $11,899                   $11,800           $11,723
11/95          $12,021                   $11,900           $11,823
12/95          $12,103                   $11,982           $11,913
 1/96          $12,232                   $12,090           $12,015
 2/96          $12,149                   $12,046           $11,969
 3/96          $12,117                   $11,992           $11,961
 4/96          $12,122                   $12,001           $11,973
 5/96          $12,093                   $12,025           $12,000
 6/96          $12,215                   $12,111           $12,088
 7/96          $12,237                   $12,161           $12,135
 8/96          $12,259                   $12,204           $12,180
 9/96          $12,409                   $12,321           $12,291
10/96          $12,473                   $12,453           $12,294
11/96          $12,700                   $12,557           $12,523
12/96          $12,670                   $12,582           $12,525
 1/97          $12,723                   $12,626           $12,586
 2/97          $12,763                   $12,669           $12,617
 3/97          $12,725                   $12,656           $12,607
 4/97          $12,833                   $12,757           $12,711
 5/97          $12,928                   $12,843           $12,799
 6/97          $13,035                   $12,932           $12,889
 7/97          $13,221                   $13,079           $13,032
 8/97          $13,208                   $13,089           $13,044
 9/97          $13,345                   $13,191           $13,141
10/97          $13,455                   $13,272           $13,239
11/97          $13,501                   $13,305           $13,272
12/97          $13,575                   $13,385           $13,360
 1/98          $13,741                   $13,501           $13,489
 2/98          $13,736                   $13,519           $13,500
 3/98          $13,791                   $13,575           $13,552
 4/98          $13,845                   $13,638           $13,619
 5/98          $13,929                   $13,711           $13,694
 6/98          $14,012                   $13,773           $13,764
 7/98          $14,067                   $13,834           $13,828
 8/98          $14,224                   $13,928           $13,987
 9/98          $14,496                   $14,075           $14,175
10/98          $14,405                   $14,056           $14,237
11/98          $14,431                   $14,093           $14,234
12/98          $14,479                   $14,153           $14,289
 1/99          $14,524                   $14,225           $14,350
 2/99          $14,359                   $14,178           $14,290
 3/99          $14,499                   $14,288           $14,391
 4/99          $14,578                   $14,340           $14,440
 5/99          $14,523                   $14,321           $14,429
 6/99          $14,572                   $14,348           $14,471
 7/99          $14,591                   $14,364           $14,513
 8/99          $14,626                   $14,392           $14,551
 9/99          $14,753                   $14,488           $14,649
10/99          $14,783                   $14,519           $14,692
11/99          $14,844                   $14,567           $14,725
12/99          $14,766                   $14,598           $14,740
 1/00          $14,831                   $14,604           $14,740
 2/00          $14,961                   $14,699           $14,842
 3/00          $15,030                   $14,775           $14,926
 4/00          $14,999                   $14,778           $14,955
 5/00          $15,002                   $14,831           $15,009
 6/00          $15,234                   $14,995           $15,175
 7/00          $15,412                   $15,087           $15,278
 8/00          $15,512                   $15,197           $15,399
 9/00          $15,661                   $15,326           $15,526

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the fund.


NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS AUGUST 3, 1992. SINCE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX AND LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CREDIT BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM AUGUST 31, 1992. INCEPTION DATE OF THE RETAIL CLASS OF SHARES IS DECEMBER 31, 1996.
(b) PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES SINCE INCEPTION DURING THE PERIOD SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12b-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.
(c) THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE SHORT INVESTMENT GRADE DEBT FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
     SOURCE: LIPPER INC.
(d) LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED INDEX CONSISTING OF FIXED RATE DEBT ISSUES RATED INVESTMENT GRADE OR HIGHER. ALL ISSUES HAVE AT LEAST ONE YEAR TO THREE YEARS TO MATURITY AND AN OUTSTANDING PAR VALUE OF AT LEAST $100 MILLION FOR U.S. GOVERNMENT ISSUES. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(e) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. CUMULATIVE PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.


LOOMIS SAYLES FIXED INCOME FUNDS                                              23

FUND AND MANAGER REVIEW


[PHOTO]

KENT P. NEWMARK


LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND


KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests in securities issued or guaranteed by the U.S. Government or its authorities, agencies or instrumentalities.

FUND INCEPTION DATE 5/21/91

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/21/91

EXPENSE RATIO Institutional: 0.50%

TOTAL NET ASSETS (ALL CLASSES) $11.5 Million


--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ended September 30, 2000, the Institutional class of the U.S. Government Securities Fund returned 9.07%, compared to the 7.18% return for the Fund's benchmark, the Lehman Brothers Government Bond Index. The average general U.S. government debt fund, as measured by Lipper Inc., posted a total return of 6.12% for the same period.

PORTFOLIO REVIEW

Treasuries remained strong during the fiscal year, primarily due to the Treasury Department's bond buy-back program launched in January 2000. This caused yields on longer-term Treasuries to drop dramatically. At the same time, short-term rates remained on the upswing, as the Federal Reserve Board maintained its tightening course through the first two calendar quarters of 2000. This created an inverted yield curve that remained in place through the end of the fiscal year.

But, the curve did start to flatten somewhat as the year wore on, in response to changing Federal Reserve policy and slowing economic growth. Securities in the intermediate range of the yield curve were the prime beneficiaries of this shift.

PORTFOLIO POSITIONING

The inverted yield curve contributed to strong returns for long bond funds, such as the Loomis Sayles U.S. Government Securities Fund. Overall, the Fund's longer duration, relative to the peer group, enhanced performance as long-term interest rates declined. In addition, the extra yield provided by the Fund's GNMA (Government National Mortgage Association) holdings helped the Fund's overall performance.




/s/ Kent P. Newmark
Kent P. Newmark

                                                           AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------------
                                                                                                          Since
                                                                      1 Year    3 Years    5 Years    Inception(a)
------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND (INSTITUTIONAL)          9.07%      6.40%      6.77%         8.81%
Lipper General U.S. Government Debt Funds Index(b)                     6.21%      4.89%      5.43%         6.33%
Lehman Brothers Government Bond Index(c)                               7.18%      6.17%      6.41%         7.53%


                       CUMULATIVE PERFORMANCE-MAY 31, 1991 TO SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

[GRAPH]

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

              Loomis Sayles           Lipper General           Lehman Brothers
              U.S. Government         U.S. Government Debt     Government
              Securities Fund         Funds Index              Bond Index
 5/91          $10,000                   $10,000                $10,000
 6/91           $9,970                    $9,975                 $9,986
 7/91          $10,120                   $10,111                $10,104
 8/91          $10,399                   $10,334                $10,339
 9/91          $10,688                   $10,544                $10,555
10/91          $10,769                   $10,637                $10,648
11/91          $10,880                   $10,707                $10,755
12/91          $11,494                   $11,073                $11,121
 1/92          $11,099                   $10,883                $10,948
 2/92          $11,259                   $10,942                $10,991
 3/92          $11,110                   $10,875                $10,926
 4/92          $11,057                   $10,934                $10,995
 5/92          $11,393                   $11,129                $11,198
 6/92          $11,588                   $11,275                $11,359
 7/92          $12,034                   $11,503                $11,645
 8/92          $12,144                   $11,598                $11,753
 9/92          $12,397                   $11,716                $11,920
10/92          $12,098                   $11,562                $11,748
11/92          $12,143                   $11,570                $11,730
12/92          $12,500                   $11,749                $11,925
 1/93          $12,788                   $11,943                $12,178
 2/93          $13,206                   $12,121                $12,422
 3/93          $13,218                   $12,164                $12,464
 4/93          $13,322                   $12,239                $12,559
 5/93          $13,347                   $12,247                $12,546
 6/93          $13,832                   $12,472                $12,824
 7/93          $14,042                   $12,540                $12,902
 8/93          $14,547                   $12,752                $13,190
 9/93          $14,597                   $12,766                $13,241
10/93          $14,620                   $12,799                $13,291
11/93          $14,408                   $12,660                $13,145
12/93          $14,465                   $12,726                $13,196
 1/94          $14,836                   $12,891                $13,376
 2/94          $14,314                   $12,649                $13,093
 3/94          $13,710                   $12,329                $12,799
 4/94          $13,487                   $12,187                $12,698
 5/94          $13,403                   $12,141                $12,682
 6/94          $13,333                   $12,089                $12,653
 7/94          $13,732                   $12,290                $12,885
 8/94          $13,718                   $12,292                $12,888
 9/94          $13,320                   $12,106                $12,706
10/94          $13,251                   $12,070                $12,696
11/94          $13,309                   $12,038                $12,673
12/94          $13,561                   $12,123                $12,750
 1/95          $13,914                   $12,336                $12,988
 2/95          $14,223                   $12,612                $13,267
 3/95          $14,326                   $12,670                $13,350
 4/95          $14,519                   $12,827                $13,525
 5/95          $15,252                   $13,292                $14,070
 6/95          $15,371                   $13,373                $14,178
 7/95          $15,306                   $13,325                $14,126
 8/95          $15,610                   $13,481                $14,292
 9/95          $15,838                   $13,607                $14,430
10/95          $16,067                   $13,787                $14,650
11/95          $16,360                   $13,982                $14,878
12/95          $16,685                   $14,177                $15,089
 1/96          $16,700                   $14,249                $15,181
 2/96          $16,120                   $13,957                $14,872
 3/96          $15,901                   $13,839                $14,748
 4/96          $15,699                   $13,744                $14,654
 5/96          $15,618                   $13,693                $14,629
 6/96          $15,906                   $13,852                $14,818
 7/96          $15,945                   $13,879                $14,855
 8/96          $15,750                   $13,842                $14,822
 9/96          $16,188                   $14,075                $15,068
10/96          $16,776                   $14,380                $15,399
11/96          $17,237                   $14,633                $15,667
12/96          $16,905                   $14,482                $15,507
 1/97          $16,854                   $14,513                $15,524
 2/97          $16,854                   $14,544                $15,546
 3/97          $16,486                   $14,372                $15,381
 4/97          $16,893                   $14,585                $15,603
 5/97          $17,081                   $14,706                $15,738
 6/97          $17,354                   $14,880                $15,914
 7/97          $18,161                   $15,291                $16,366
 8/97          $17,849                   $15,131                $16,204
 9/97          $18,248                   $15,362                $16,448
10/97          $18,613                   $15,588                $16,732
11/97          $18,824                   $15,644                $16,818
12/97          $19,058                   $15,803                $16,994
 1/98          $19,343                   $16,003                $17,248
 2/98          $19,272                   $15,972                $17,201
 3/98          $19,308                   $16,012                $17,250
 4/98          $19,432                   $16,074                $17,328
 5/98          $19,666                   $16,224                $17,506
 6/98          $19,901                   $16,382                $17,705
 7/98          $19,929                   $16,386                $17,732
 8/98          $20,387                   $16,707                $18,193
 9/98          $20,881                   $17,085                $18,684
10/98          $20,723                   $16,958                $18,620
11/98          $20,871                   $16,996                $18,626
12/98          $20,827                   $17,042                $18,668
 1/99          $21,015                   $17,140                $18,776
 2/99          $20,414                   $16,770                $18,330
 3/99          $20,414                   $16,856                $18,402
 4/99          $20,520                   $16,900                $18,444
 5/99          $20,272                   $16,714                $18,282
 6/99          $20,082                   $16,628                $18,245
 7/99          $19,976                   $16,533                $18,218
 8/99          $19,918                   $16,488                $18,215
 9/99          $20,151                   $16,690                $18,386
10/99          $20,224                   $16,716                $18,395
11/99          $20,126                   $16,702                $18,370
12/99          $19,899                   $16,589                $18,251
 1/00          $19,999                   $16,538                $18,277
 2/00          $20,479                   $16,748                $18,537
 3/00          $21,039                   $17,000                $18,862
 4/00          $20,943                   $16,937                $18,810
 5/00          $20,862                   $16,919                $18,822
 6/00          $21,350                   $17,259                $19,158
 7/00          $21,564                   $17,393                $19,343
 8/00          $21,998                   $17,661                $19,629
 9/00          $21,969                   $17,727                $19,685

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.
(a) INCEPTION DATE OF THE LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND IS MAY 21, 1991. SINCE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX AND LEHMAN BROTHERS GOVERNMENT BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991.
(b) THE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE GENERAL U.S. GOVERNMENT FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE:
     LIPPER INC.
(c) LEHMAN BROTHERS GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF ALL PUBLICLY ISSUED, NONCONVERTIBLE, DOMESTIC DEBT OF THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES, QUASI-FEDERAL CORPORATIONS, OR CORPORATE DEBT GUARANTEED BY THE U.S. GOVERNMENT. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


LOOMIS SAYLES FIXED INCOME FUNDS                                              25

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-94.5% OF NET ASSETS

NON-CONVERTIBLE BONDS--77.9%
AEROSPACE/DEFENSE--1.6%
  Lockheed Martin Corp., 7.750%, 5/01/26                      USD       2,500,000  $    2,414,525
  Loral Corp., 7.000%, 9/15/23                                          3,270,000       2,881,230
  Raytheon Co., 6.400%, 12/15/18                                       18,000,000      15,265,620
  Raytheon Co., 7.000%, 11/01/28                                        3,450,000       2,943,091
  Raytheon Co., 7.200%, 8/15/27                                         5,000,000       4,385,750
                                                                                   --------------
                                                                                       27,890,216
                                                                                   --------------
AIRLINES--0.2%
  Delta Air Lines, Inc., 8.300%, 12/15/29                               3,690,000       3,335,133
  NWA Trust, 9.360%, 3/10/06                                              598,500         632,894
                                                                                   --------------
                                                                                        3,968,027
                                                                                   --------------
AUTO & RELATED--1.4%
  Dana Corp., 7.000%, 3/01/29                                           4,250,000       3,412,495
  Delphi Automotive Systems Corp., 7.125%, 5/01/29                      6,550,000       5,577,587
  Federal-Mogul Corp., 7.500%, 1/15/09                                  1,000,000         380,000
  TRW, Inc., 6.650%, 1/15/28                                            3,350,000       2,661,273
  TRW, Inc., 7.750%, 6/01/29                                           13,000,000      11,726,858
                                                                                   --------------
                                                                                       23,758,213
                                                                                   --------------
BANKS/SAVINGS & LOANS--0.4%
  First Union Institutional Trust, 7.850%, 1/01/27                      2,000,000       1,739,580
  Keycorp Capital II, 6.875%, 3/17/29                                   6,500,000       5,054,205
                                                                                   --------------
                                                                                        6,793,785
                                                                                   --------------
BROADCASTING--0.2%
  CBS, Inc., 7.125%, 11/01/23                                           1,435,000       1,299,522
  Fox Family Worldwide, Inc., Zero Coupon Bond,
   11/01/07 (step to 10.250% on 11/01/02) #                             2,975,000       2,164,312
                                                                                   --------------
                                                                                        3,463,834
                                                                                   --------------
BUILDING MATERIALS--0.2%
  Owens Corning, 7.500%, 8/01/18 ^                                      9,175,000       2,637,812
  Owens Corning, 7.700%, 5/01/08 ^                                      1,000,000         330,000
                                                                                   --------------
                                                                                        2,967,812
                                                                                   --------------
CANADIAN--18.3%
  Call-Net Enterprises, Inc., Zero Coupon Bond, 8/15/07                 5,000,000       2,000,000
  Canadian Government, Zero Coupon Bond, 6/01/22              CAD      33,350,000       6,224,358
  Canadian Government, Zero Coupon Bond, 6/01/25                      276,510,000      45,958,160
  Clearnet Communications, Inc., Zero Coupon Bond,
   8/13/07 (step to 11.750% on 8/13/02) #                              38,000,000      22,231,086
  Clearnet Communications, Inc., Zero Coupon Bond,
   5/15/08 (step to 10.400% on 5/15/03) #                               4,160,000       2,361,122
  Clearnet Communications, Inc., Zero Coupon Bond,
   2/15/09 (step to 10.750% on 2/15/04) #                               2,400,000       1,292,382

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

CANADIAN--CONTINUED
  Microcell Telecommunications, Inc., Zero Coupon Bond,
   10/15/07 (step to 11.125% on 10/15/02) #                   CAD       5,000,000  $    2,542,880
  Milit-Air, Inc., 5.750%, 6/30/19                                      6,950,000       4,432,901
  New Brunswick FM Project, Zero Coupon Bond,
   11/30/27 (step to 6.470% on 5/30/03) 144A #                         10,000,000       5,476,998
  Ontario Hydro, Zero Coupon Bond, 11/27/20                             1,507,000         275,983
  Ontario Hydro, Zero Coupon Bond, 10/15/21                           119,125,000      20,617,605
  Province of Alberta, 5.000%, 12/16/08                                 6,375,000       3,962,273
  Province of Alberta, 5.394%, 6/14/13                                 15,169,005       9,656,652
  Province of Alberta, 5.400%, 6/15/10                                  4,655,000       2,952,809
  Province of Alberta, 5.930%, 9/16/16                                 30,024,647      19,625,604
  Province of British Columbia, Zero Coupon Bond, 8/23/13              25,000,000       7,255,352
  Province of British Columbia, Zero Coupon Bond, 6/09/14              10,000,000       2,757,612
  Province of British Columbia, Zero Coupon Bond, 9/05/20              65,000,000      11,797,401
  Province of British Columbia, Zero Coupon Bond, 6/09/22              96,208,000      15,735,975
  Province of British Columbia, Zero Coupon Bond, 8/19/22              31,387,000       5,073,835
  Province of British Columbia, Zero Coupon Bond, 9/08/23              37,950,000       5,751,032
  Province of British Columbia, Zero Coupon Bond, 8/23/24             122,250,000      17,486,578
  Province of British Columbia, Zero Coupon Bond, 11/19/27             41,600,000       5,085,643
  Province of Manitoba, Zero Coupon Bond, 7/22/13                       2,500,000         739,346
  Province of Manitoba, Zero Coupon Bond, 3/05/31                      36,929,000       3,927,113
  Province of Manitoba, 6.500%, 9/22/17                                34,300,000      23,158,543
  Province of Manitoba, 7.750%, 12/22/25                               39,245,000      30,354,476
  Province of Newfoundland, 6.150%, 4/17/28                             2,500,000       1,567,395
  Province of Ontario, Zero Coupon Bond, 7/13/22                       13,000,000       2,168,222
  Province of Ontario, Zero Coupon Bond, 6/02/27                      167,775,000      21,890,388
  Province of Ontario, Zero Coupon Bond, 3/08/29                       18,600,000       2,239,617
  Province of Ontario (Certificate of Deposit),
   Zero Coupon Bond, 12/02/25                                           7,650,000       1,054,532
  Province of Saskatchewan, Zero Coupon Bond, 4/10/14                  27,000,000       7,564,200
  Province of Saskatchewan (Certificate of Deposit),
   Zero Coupon Bond, 2/04/22                                            2,350,000         389,385
  Province of Saskatchewan (Certificate of Deposit),
   Zero Coupon Bond, 5/30/25                                           36,780,000       5,106,948
                                                                                   --------------
                                                                                      320,714,406
                                                                                   --------------
CHEMICALS--SPECIALTY--0.3%
  Methanex Corp., 7.750%, 8/15/05                             USD       5,000,000       4,450,000
                                                                                   --------------
COMMUNICATIONS--0.3%
  Century Communications Corp., 8.375%, 11/15/17                        5,000,000       3,750,000
  Charter Communications Holdings, Zero Coupon Bond,
   4/01/11 (step to 9.920% on 4/04/04) #                                1,500,000         870,000
                                                                                   --------------
                                                                                        4,620,000
                                                                                   --------------


LOOMIS SAYLES FIXED INCOME FUNDS                                              27

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

COMPUTER HARDWARE--1.2%
  Seagate Technology, Inc., 7.370%, 3/01/07                   USD       6,000,000  $    5,435,820
  Seagate Technology, Inc., 7.450%, 3/01/37                             5,237,000       5,052,045
  Seagate Technology, Inc., 7.875%, 3/01/17                            10,250,000       9,897,841
                                                                                   --------------
                                                                                       20,385,706
                                                                                   --------------
COMPUTER SERVICES--0.2%
  Rhythms NetConnections, Inc., Series B, Zero Coupon
   Bond, 5/15/08 (step to 13.500% on 5/15/03) #                         9,000,000       3,420,000
  Rhythms NetConnections, Inc., Series B, 14.000%,
   2/15/10                                                              1,500,000         960,000
                                                                                   --------------
                                                                                        4,380,000
                                                                                   --------------
ELECTRONIC COMPONENTS--0.9%
  Westinghouse Electric Corp., 7.875%, 9/01/23                         15,350,000      15,200,644
  Zenith Electronics Corp., 8.190%, 11/01/09                            1,161,000         336,690
                                                                                   --------------
                                                                                       15,537,334
                                                                                   --------------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--0.2%
  Micron Technology, Inc., 6.500%, 9/30/05 144A                         3,000,000       2,565,000
  Pioneer Standard Electronics, Inc., 8.500%, 8/01/06                   1,000,000         955,518
                                                                                   --------------
                                                                                        3,520,518
                                                                                   --------------
ENTERTAINMENT--3.7%
  Boston Celtics Ltd., 6.000%, 6/30/38                                  1,549,000         882,930
  Time Warner Entertainment Co., 6.875%, 6/15/18                        8,710,000       7,878,805
  Time Warner Entertainment Co., 6.950%, 1/15/28                       38,900,000      34,461,899
  Time Warner Entertainment Co., 7.570%, 2/01/24                       17,170,000      16,105,975
  Time Warner, Inc., 6.625%, 5/15/29                                    7,500,000       6,358,725
                                                                                   --------------
                                                                                       65,688,334
                                                                                   --------------
FINANCIAL SERVICES--2.2%
  Finova Capital Corp., 7.250%, 11/08/04                                2,300,000       1,725,000
  Merey Sweeny LP, 8.850%, 12/18/19 144A                                5,000,000       5,002,900
  Security Capital Group, Inc., 7.700%, 6/15/28                        16,725,000      13,771,365
  US West Capital Funding, Inc., 6.500%, 11/15/18                       2,000,000       1,759,480
  US West Capital Funding, Inc., 6.875%, 7/15/28                       18,550,000      16,586,297
                                                                                   --------------
                                                                                       38,845,042
                                                                                   --------------
FOOD & BEVERAGE--1.8%
  Borden, Inc., 7.875%, 2/15/23                                         5,500,000       4,093,485
  ConAgra, Inc., 7.000%, 10/01/28                                      23,375,000      20,138,965
  Pepsi Bottling Group, Inc., 7.000%, 3/01/29                           8,500,000       7,790,675
                                                                                   --------------
                                                                                       32,023,125
                                                                                   --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOREIGN GOVERNMENT/AGENCY--6.9%
  Escom, 11.000%, 6/01/08                                     ZAR      43,250,000  $    5,182,802
  Republic of Argentina, 6.000%, 3/31/23                      USD       1,000,000         686,000
  Republic of Argentina, 8.875%, 3/01/29                                1,000,000         664,670
  Republic of Argentina, 9.750%, 9/19/27                                1,500,000       1,191,000
  Republic of Brazil, 10.125%, 5/15/27                                 36,181,000      28,040,275
  Republic of Brazil C Bond, 8.000%, 4/15/14                  PIK      46,300,875      35,420,169
  Republic of Ecuador, 4.000%, 8/15/30 144A                               376,000         137,240
  Republic of Ecuador, 12.000%, 11/15/12 144A                             459,000         321,300
  Republic of Panama, 4.500%, 7/17/14
   (step to 4.750% on 7/17/01) #                                          950,000         760,199
  Republic of Peru, 3.750%, 3/07/17
   (step to 4.000% on 3/07/01) #                                        6,250,000       3,515,625
  Republic of Philippines, 10.625%, 3/16/25                             3,000,000       2,535,000
  Republic of South Africa, 12.500%, 12/21/06                 ZAR      42,450,000       5,704,127
  Republic of South Africa, 13.000%, 8/31/10                           20,700,000       2,775,442
  Republic of South Africa, 13.500%, 9/15/15                           93,550,000      12,933,628
  Republic of Venezuela, 9.250%, 9/15/27                      USD      31,350,000      21,202,005
                                                                                   --------------
                                                                                      121,069,482
                                                                                   --------------
FOREIGN ISSUER--10.0%
  APP China Group Ltd., 14.000%, 3/15/10 144A                           5,800,000       2,668,000
  Bangko Sentral Pilipinas, 8.600%, 6/15/27                             3,000,000       1,995,000
  Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A                   44,935,000      35,273,975
  Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A                      10,500,000       8,597,505
  Compania de Alimentos Fargo SA, 13.250%, 8/01/08                      3,000,000       2,400,000
  Espirito Santo Centrais Eletricas SA, 10.000%, 7/15/07                7,850,000       6,437,000
  Hyundai Semiconductor, 8.625%, 5/15/07 144A                             500,000         425,537
  Indah Kiat Finance Mauritius Ltd., 10.000%, 7/01/07                   1,250,000         612,500
  Jazztel Plc, 13.250%, 12/15/09                              EUR       3,250,000       2,555,223
  Jazztel Plc, 14.000%, 7/15/10 144A                                    3,750,000       3,211,549
  Korea Electric Power Corp., 7.400%, 4/01/16                 USD      11,303,081      10,404,712
  Multicanal SA, 10.500%, 4/15/18                                       4,000,000       2,720,000
  PDVSA Finance Ltd., 7.400%, 8/15/16                                   3,000,000       2,418,750
  PDVSA Finance Ltd., 7.500%, 11/15/28                                  1,000,000         750,000
  Perez Companc SA, 8.125%, 7/15/07 144A                                3,590,000       3,087,400
  Petroleos Mexicanos, 8.625%, 12/01/23 144A                            3,100,000       2,790,000
  Petroleos Mexicanos, 9.250%, 3/30/18                                  2,500,000       2,434,375
  Pindo Deli Finance Mauritius Ltd., 10.750%, 10/01/07                 13,210,000       6,472,900
  Pindo Deli Finance Mauritius Ltd., 10.875%, 10/01/27                 16,500,000       6,270,000
  Pindo Deli Finance Mauritius Ltd., 11.750%, 10/01/17                  2,200,000         902,000
  Quezon Power Philippines Co., 8.860%, 6/15/17                         7,875,000       6,300,000
  Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A                  12,500,000       9,542,500
  Siam Commercial Bank Public Co. Ltd., 7.500%,
   3/15/06 144A                                                         7,000,000       6,020,000
  Tenaga Nasional Berhad, 7.500%, 11/01/25 144A                        10,525,000       8,899,056
  TFM SA de CV, Zero Coupon Bond, 6/15/09
   (step to 11.750% on 6/15/02) #                                       5,650,000       4,265,750


LOOMIS SAYLES FIXED INCOME FUNDS                                              29

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOREIGN ISSUER--CONTINUED
  Thai Farmers Bank Plc, 8.250%, 8/21/16 144A                 USD      18,140,000  $   14,149,200
  Tjiwi Kimia Mauritius Ltd., 10.000%, 8/01/04                         17,200,000       9,976,000
  Total Access Communication Public Co. Ltd.,
   8.375%, 11/04/06 144A                                               12,575,000      11,066,000
  Transener SA, 9.250%, 4/01/08 144A                                    2,250,000       2,047,500
  Transportacion Maritima Mexicana SA de CV, 10.000%,
   11/15/06                                                             1,050,000         777,000
                                                                                   --------------
                                                                                      175,469,432
                                                                                   --------------
FOREST & PAPER PRODUCTS--0.8%
  Georgia-Pacific Corp. (Timber Group), 7.250%, 6/01/28                 3,050,000       2,624,159
  Georgia-Pacific Group, 7.375%, 12/01/25                               5,400,000       4,743,630
  Georgia-Pacific Group, 7.750%, 11/15/29                               3,000,000       2,734,800
  International Paper Co., 6.875%, 4/15/29                              4,000,000       3,400,720
                                                                                   --------------
                                                                                       13,503,309
                                                                                   --------------
GOVERNMENT AGENCIES--5.1%
  Federal Home Loan Mortgage Corp., 5.750%, 12/15/25                    5,276,200       4,709,009
  Federal Home Loan Mortgage Corp., 6.000%, 4/15/28                     5,000,000       4,431,250
  Federal National Mortgage Association, Zero Coupon
   Bond, 10/29/07                                             NZD     103,925,000      25,025,334
  Federal National Mortgage Association,
   6.000%, 7/01/29                                            USD       4,672,860       4,364,779
  Federal National Mortgage Association,
   6.250%, 5/15/29                                                     23,000,000      21,210,370
  Federal National Mortgage Association,
   6.375%, 8/15/07                                            AUD      17,500,000       9,264,085
  Federal National Mortgage Association,
   6.625%, 9/15/09                                            USD      20,000,000      19,762,400
                                                                                   --------------
                                                                                       88,767,227
                                                                                   --------------
HEALTHCARE--PRODUCTS--0.4%
  Bausch & Lomb, Inc., 7.125%, 8/01/28                                 10,200,000       6,233,118
                                                                                   --------------
HEALTHCARE--SERVICES--0.9%
  Columbia/HCA Healthcare Corp., 7.050%, 12/01/27                       6,300,000       4,819,500
  Columbia/HCA Healthcare Corp., 7.190%, 11/15/15                       4,000,000       3,380,000
  Columbia/HCA Healthcare Corp., 7.500%, 12/15/23                       1,965,000       1,709,550
  Columbia/HCA Healthcare Corp., 7.580%, 9/15/25                        1,300,000       1,092,000
  Columbia/HCA Healthcare Corp., 7.690%, 6/15/25                        5,000,000       4,187,500
  Columbia/HCA Healthcare Corp., 7.750%, 7/15/36                        1,000,000         805,060
                                                                                   --------------
                                                                                       15,993,610
                                                                                   --------------
HOME BUILDERS--0.3%
  Pulte Corp., 7.300%, 10/24/05                                         1,000,000         917,900
  Pulte Corp., 7.625%, 10/15/17                                         5,000,000       3,997,500
                                                                                   --------------
                                                                                        4,915,400
                                                                                   --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

HOTELS--0.1%
  ITT Corp., 7.375%, 11/15/15                                 USD       2,500,000  $    2,175,175
                                                                                   --------------
INSURANCE--0.1%
  Conseco, Inc., 8.500%, 10/15/02                                       2,000,000       1,590,000
                                                                                   --------------
OIL & GAS--3.0%
  Anadarko Petroleum Corp., 6.625%, 1/15/28                             3,000,000       2,499,120
  Chesapeake Energy Corp., 8.500%, 3/15/12                              3,575,000       3,137,062
  Global Marine, Inc., 7.000%, 6/01/28                                  1,000,000         892,460
  Hvide Marine, Inc., 12.500%, 6/30/07                                  5,454,382       4,690,769
  Pennzoil-Quaker State Co., 7.375%, 4/01/29                            3,421,000       2,561,850
  Phillips 66 Capital Trust II, 8.000%, 1/15/37                         1,000,000         883,970
  Pioneer Natural Resources Co., 6.500%, 1/15/08                        1,000,000         875,110
  Pioneer Natural Resources Co., 7.200%, 1/15/28                        3,000,000       2,385,000
  Seagull Energy Corp., 7.500%, 9/15/27                                 3,850,000       3,291,750
  Tennessee Gas Pipeline Co., 7.000%, 10/15/28                          8,000,000       7,134,480
  Union Pacific Resources Group, Inc., 7.150%, 5/15/28                 11,500,000      10,576,205
  Union Pacific Resources Group, Inc., 7.500%, 10/15/26                10,400,000       9,989,200
  Union Pacific Resources Group, Inc., 7.950%, 4/15/29                  3,950,000       3,995,899
                                                                                   --------------
                                                                                       52,912,875
                                                                                   --------------
OIL & GAS DRILLING EQUIPMENT--1.0%
  R & B Falcon Corp., 6.750%, 4/15/05                                   2,500,000       2,350,000
  R & B Falcon Corp., Series B, 7.375%, 4/15/18                        18,000,000      16,042,500
                                                                                   --------------
                                                                                       18,392,500
                                                                                   --------------
OIL & GAS EXPLORATION--0.3%
  Anadarko Petroleum Corp., 7.200%, 3/15/29                             4,935,000       4,583,875
                                                                                   --------------
RAIL--TRANSPORT--0.1%
  Missouri Pacific Railroad Co., 5.000%, 1/01/45                        3,389,000       1,758,044
                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS--3.5%
  AMB Property Corp., 7.500%, 6/30/18                                   7,500,000       6,662,175
  CarrAmerica Realty Corp., 6.875%, 3/01/08                             1,500,000       1,364,715
  EOP Operating LP, 7.500%, 4/19/29                                     3,500,000       3,086,930
  First Industrial, 7.500%, 12/01/17                                    8,400,000       7,269,024
  First Industrial, 7.600%, 7/15/28                                    18,750,000      15,725,812
  Highwoods Realty LP, 7.500%, 4/15/18                                  3,750,000       3,110,775
  Meditrust Corp., 7.000%, 8/15/07                                      5,500,000       3,795,000
  Security Capital Industrial Trust, 7.625%, 7/01/17                    3,375,000       2,987,618
  Spieker Properties, Inc., 7.500%, 10/01/27                            2,098,000       1,853,919
  Susa Partnership LP, 7.450%, 7/01/18                                  6,500,000       5,583,890
  Susa Partnership LP, 7.500%, 12/01/27                                 7,905,000       6,563,759
  Susa Partnership LP, 8.200%, 6/01/17                                    760,000         701,206
  TriNet Corporate Realty Trust, Inc., 7.700%, 7/15/17                  5,000,000       3,466,995
                                                                                   --------------
                                                                                       62,171,818
                                                                                   --------------


LOOMIS SAYLES FIXED INCOME FUNDS                                              31

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

RETAIL--GENERAL--1.6%
  Dillard's, Inc., 6.430%, 8/01/04                            USD       3,500,000  $    2,836,155
  Dillard's, Inc., 7.130%, 8/01/18                                        500,000         306,990
  Dillon Read Structured Finance Corp., 7.430%, 8/15/18                 2,000,000       1,290,000
  Dillon Read Structured Finance Corp., 7.600%, 8/15/07                   179,005         152,763
  Dillon Read Structured Finance Corp., 8.550%, 8/15/19                   500,000         338,250
  Dillon Read Structured Finance Corp., Series A,
   6.660%, 8/15/10                                                      2,201,942       1,695,275
  J.C. Penney Co., Inc., 6.875%, 10/15/15                                 500,000         322,035
  J.C. Penney Co., Inc., 7.125%, 11/15/23                               4,650,000       2,815,947
  J.C. Penney Co., Inc., 7.650%, 8/15/16                                1,020,000         703,392
  J.C. Penney Co., Inc., 7.950%, 4/01/17                                2,425,000       1,711,444
  J.C. Penney Co., Inc., 8.125%, 4/01/27                                1,000,000         665,840
  J.C. Penney Co., Inc., 8.250%, 8/15/22                                  500,000         365,000
  K Mart Corp., 7.950%, 2/01/23                                        16,015,000      10,716,277
  K Mart Corp., 9.350%, 1/02/20                                         2,000,000       1,462,440
  Woolworth Corp., 8.500%, 1/15/22                                      4,475,000       2,908,750
                                                                                   --------------
                                                                                       28,290,558
                                                                                   --------------
STEEL--0.0%
  Geneva Steel Co., 9.500%, 1/15/04 ^                                   3,500,000         542,500
                                                                                   --------------
SUPRANATIONAL--2.6%
  International Bank for Reconstruction & Development,
   Zero Coupon Bond, 8/20/07                                  NZD     152,375,000      37,780,230
  International Bank for Reconstruction & Development,
   8.000%, 5/23/07                                                     19,000,000       7,945,781
                                                                                   --------------
                                                                                       45,726,011
                                                                                   --------------
TAXABLE MUNICIPAL--0.1%
  Orange County, California Pension Obligation,
   Zero Coupon Bond, 9/01/16                                  USD       5,000,000       1,499,150
                                                                                   --------------
TELECOMMUNICATIONS--3.8%
  Call-Net Enterprises, Inc., Zero Coupon Bond, 8/15/08
   (step to 8.940% on 08/15/03) #                                       3,890,000       1,205,900
  Covad Communications Group, Inc., 12.000%,
   2/15/10                                                              1,000,000         735,000
  Hyperion Telecommunications, Inc., Series B, Zero
   Coupon Bond, 4/15/03 (step to 13.000% on 4/15/01) #                  1,000,000         812,500
  Intermedia Communications, Inc., Zero Coupon Bond,
   3/01/09 (step to 12.250% on 3/01/04) #                              10,000,000       6,700,000
  Level 3 Communications, Inc., Zero Coupon Bond,
   12/01/08 (step to 10.500% on 12/01/03) #                             1,000,000         590,000
  Level 3 Communications, Inc., 10.750%,
   3/15/08                                                    EUR         250,000         203,067
  McCaw International Ltd., Zero Coupon Bond,
   4/15/07 (step to 13.000% on 4/15/02) #                     USD       2,250,000       1,732,500
  Nextel Communications, Inc., Zero Coupon Bond,
   10/31/07 (step to 9.750% on 10/31/02) #                              8,880,000       6,926,400

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

TELECOMMUNICATIONS--CONTINUED
  Nextel International, Inc., Zero Coupon Bond,
   4/15/08 (step to 12.125% on 4/15/03) #                     USD      25,525,000  $   16,527,438
  Nextlink Communications, Inc., Zero Coupon Bond,
   6/01/09 (step to 12.250% on 6/01/04) #                               6,000,000       3,390,000
  Nextlink Communications, Inc., Zero Coupon Bond,
   12/01/09 (step to 12.125% on 12/01/04) #                               625,000         334,375
  Nextlink Communications, Inc., Zero Coupon Bond,
   4/15/08 (step to 9.450% on 4/15/03) #                                5,000,000       2,925,000
  RCN Corp., Zero Coupon Bond, 10/15/07
   (step to 11.125% on 10/15/02) #                                      9,350,000       5,049,000
  RCN Corp., Zero Coupon Bond, 2/15/08
   (step to 9.800% on 2/15/03) #                                        8,170,000       4,003,300
  RCN Corp., Zero Coupon Bond, 7/01/08
   (step to 11.000% on 7/01/03) #                                      15,650,000       7,512,000
  Teligent, Inc., Zero Coupon Bond, 3/01/08
   (step to 11.500% on 3/01/03) #                                      30,375,000       8,505,000
                                                                                   --------------
                                                                                       67,151,480
                                                                                   --------------
TEXTILE & APPAREL--0.5%
  Burlington Industries, Inc., 7.250%, 9/15/05                          5,000,000       2,375,000
  Burlington Industries, Inc., 7.250%, 8/01/27                          9,000,000       3,960,000
  Kellwood Co., 7.625%, 10/15/17                                        2,500,000       1,379,175
  Phillips Van Heusen Corp., 7.750%, 11/15/23                           1,000,000         722,500
                                                                                   --------------
                                                                                        8,436,675
                                                                                   --------------
TOBACCO--2.5%
  Philip Morris Cos., Inc., 7.750%, 1/15/27                            50,235,000      43,954,620
                                                                                   --------------
TRANSPORTATION--0.0%
  American President Cos. Ltd., 8.000%, 1/15/24                         1,425,000         712,500
                                                                                   --------------
UTILITIES--1.2%
  AES Corp., 8.875%, 11/01/27                                           5,000,000       4,325,000
  Boston Edison Co., 7.800%, 3/15/23                                    1,000,000         934,180
  Commonwealth Edison Co., 4.750%, 12/01/11                               770,000         639,100
  KN Capital Trust, 7.630%, 4/15/28                                    15,750,000      13,679,032
  Texas-New Mexico Power Co., 6.250%, 1/15/09                           1,000,000         878,730
                                                                                   --------------
                                                                                       20,456,042
                                                                                   --------------
  TOTAL NON-CONVERTIBLE BONDS
   (Identified Cost $1,494,310,858)                                                 1,365,311,753
                                                                                   --------------


LOOMIS SAYLES FIXED INCOME FUNDS                                              33

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

CONVERTIBLE BONDS--16.6%
AUTO & RELATED--0.5%
  Exide Corp., 2.900%, 12/15/05 144A                          USD       5,625,000  $    2,615,625
  Magna International, Inc. Class A, 4.875%, 2/15/05                    6,035,000       5,363,606
                                                                                   --------------
                                                                                        7,979,231
                                                                                   --------------
CANADIAN--0.2%
  Rogers Communications, Inc., 2.000%, 11/26/05                         3,000,000       2,711,040
                                                                                   --------------
COMMUNICATIONS EQUIPMENT--0.0%
  Efficient Networks, Inc., 5.000%, 3/15/05 144A                        1,000,000         635,000
                                                                                   --------------
COMPUTERS--0.6%
  Cray Research, Inc., 6.125%, 2/01/11                                    635,000         273,050
  Hutchinson Technology, Inc., 6.000%, 3/15/05                          2,400,000       2,199,000
  Maxtor Corp., 5.750%, 3/01/12                                         6,950,000       4,865,000
  Quantum Corp. - DLT & Storage Systems,
   7.000%, 8/01/04                                                        881,000         718,015
  Silicon Graphics, Inc., 5.250%, 9/01/04                               1,275,000         873,375
  Telxon Corp., 5.750%, 1/01/03                                           225,000         199,406
  Western Digital, Zero Coupon Bond, 2/18/18                            4,150,000       1,099,750
                                                                                   --------------
                                                                                       10,227,596
                                                                                   --------------
DIVERSIFIED OPERATIONS--1.7%
  Ogden Corp., 5.750%, 10/20/02                                         1,750,000       1,529,381
  Thermo Electron Corp., 4.250%, 1/01/03 144A                          30,325,000      28,808,750
                                                                                   --------------
                                                                                       30,338,131
                                                                                   --------------
ELECTRONIC COMPONENTS--0.4%
  EDO Corp., 7.000%, 12/15/11                                             934,000         723,850
  Kent Electronics Corp., 4.500%, 9/01/04                               7,175,000       5,914,066
                                                                                   --------------
                                                                                        6,637,916
                                                                                   --------------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--0.1%
  Park Electrochemical Corp., 5.500%, 3/01/06                           1,000,000       1,350,000
  Richardson Electronics Ltd., 7.250%, 12/15/06                           450,000         369,000
                                                                                   --------------
                                                                                        1,719,000
                                                                                   --------------
ELECTRONIC MEASURING INSTRUMENTS--0.0%
  Thermedics, Inc., Zero Coupon Bond, 6/01/03                             950,000         665,000
                                                                                   --------------
ENVIRONMENTAL SERVICES--0.3%
  Thermo TerraTech, Inc., 4.625%, 5/01/03                                 400,000         377,000
  Thermo TerraTech, Inc., 4.625%, 5/01/03 144A                          5,648,000       5,323,240
                                                                                   --------------
                                                                                        5,700,240
                                                                                   --------------
FINANCIAL SERVICES--0.6%
  Bell Atlantic Financial Services, 5.750%, 4/01/03                    10,450,000      10,130,230
                                                                                   --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOREIGN ISSUER--1.7%
  APP Finance VII Mauritius Ltd., Zero Coupon Bond,
   11/18/12                                                   USD       8,000,000  $      970,000
  APP Finance VII Mauritius Ltd., 3.500%, 4/30/03                       8,820,000       4,806,900
  APP Finance VII Mauritius Ltd., 3.500%,
   4/30/03 144A                                                         8,125,000       4,428,125
  Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04                        15,100,000       7,587,750
  Burns, Philp, 5.500%, 4/30/04                                         4,480,000       2,956,800
  Empresas ICA Sociedad, 5.000%, 3/15/04                                3,700,000       1,979,500
  Loxley Public Co. Ltd., 2.500%, 4/04/01 ^                             7,700,000       2,772,000
  Siam Commercial Bank Public Co. Ltd.,
   3.250%, 1/24/04                                                      3,075,000       1,495,219
  Ssangyong Oil Refining Co., Inc., 3.000%, 12/31/04                    1,930,000       1,399,250
  Versatel Telecom International NV, 4.000%, 12/17/04         EUR       1,600,000       1,240,510
                                                                                   --------------
                                                                                       29,636,054
                                                                                   --------------
FREIGHT TRANSPORTATION--0.1%
  Builders Transportation, Inc., 8.000%, 8/15/05 ^            USD       1,000,000           1,250
  Preston Corp., 7.000%, 5/01/11                                          750,000         577,500
  Worldway Corp., 6.250%, 4/15/11                                       1,288,000       1,043,280
                                                                                   --------------
                                                                                        1,622,030
                                                                                   --------------
HEALTHCARE--BIOTECHNOLOGY--0.4%
  Affymetrix, Inc., 4.750%, 2/15/07 144A                                1,000,000         596,250
  Human Genome Sciences, Inc., 3.750%, 3/15/07 144A                     7,250,000       7,023,437
                                                                                   --------------
                                                                                        7,619,687
                                                                                   --------------
HEALTHCARE--DRUGS--0.4%
  Dura Pharmaceuticals, Inc., 3.500%, 7/15/02                           2,540,000       2,492,375
  Glycomed, Inc., 7.500%, 1/01/03                                       1,348,100       1,091,961
  NABI, Inc., 6.500%, 2/01/03                                           4,750,000       3,562,500
                                                                                   --------------
                                                                                        7,146,836
                                                                                   --------------
HEALTHCARE--PRODUCTS--0.1%
  Centocor, Inc., 4.750%, 2/15/05                                       1,750,000       2,240,000
                                                                                   --------------
HEALTHCARE--SERVICES--0.2%
  Healthsouth Corp., 3.250%, 4/01/03                                    3,000,000       2,520,000
  Medical Care International, Inc., 6.750%, 10/01/06                    1,500,000       1,365,000
                                                                                   --------------
                                                                                        3,885,000
                                                                                   --------------
HOME BUILDERS--0.0%
  Schuler Homes, Inc., 6.500%, 1/15/03                                    750,000         667,500
                                                                                   --------------
INDUSTRIAL EQUIPMENT--0.1%
  MascoTech, Inc., 4.500%, 12/15/03                                     2,375,000       1,662,500
                                                                                   --------------
INSURANCE--4.1%
  Loews Corp., 3.125%, 9/15/07                                         80,700,000      72,405,654
                                                                                   --------------
LEISURE--0.0%
  Bell Sports Corp., 4.250%, 11/15/00                                      96,000          95,146
                                                                                   --------------


LOOMIS SAYLES FIXED INCOME FUNDS                                              35

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

MACHINERY--0.0%
  Intevac, Inc., 6.500%, 3/01/04                              USD       1,250,000  $      620,313
                                                                                   --------------
MANUFACTURING--0.2%
  FMC Corp., 6.750%, 1/16/05                                            1,325,000       1,086,500
  Hexcel Corp., 7.000%, 8/01/11                                         1,775,000       1,366,750
                                                                                   --------------
                                                                                        2,453,250
                                                                                   --------------
MULTI-INDUSTRY--0.4%
  Thermo Instrument Systems, Inc., 4.500%,
   10/15/03 144A                                                        7,243,000       6,790,312
                                                                                   --------------
OFFICE EQUIPMENT--0.7%
  Xerox Corp., 0.570%, 4/21/18                                         24,000,000      12,344,880
                                                                                   --------------
OIL & GAS--2.7%
  Baker Hughes, Inc., Zero Coupon Bond, 5/05/08                        45,772,000      37,661,202
  Diamond Offshore Drilling, Inc., 3.750%, 2/15/07                      5,175,000       5,836,106
  Key Energy Group, Inc., 5.000%, 9/15/04                               2,950,000       2,419,000
  Noram Energy Corp., 6.000%, 3/15/12                                     447,500         416,175
                                                                                   --------------
                                                                                       46,332,483
                                                                                   --------------
PUBLISHING--0.2%
  Scholastic Corp., 5.000%, 8/15/05 144A                                2,550,000       2,760,375
                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS--0.5%
  Federal Realty Investors Trust, 5.250%, 10/28/03                      2,250,000       1,949,062
  Rockerfeller Properties, Zero Coupon Bond, 12/31/00                   7,000,000       5,915,000
  Sizeler Property Investors, Inc., 8.000%, 7/15/03                     1,175,000       1,051,625
                                                                                   --------------
                                                                                        8,915,687
                                                                                   --------------
RESTAURANTS--0.1%
  Einstein/Noah Bagel Corp., 7.250%, 6/01/04 ^                          2,880,000       1,641,600
                                                                                   --------------
RETAIL--SPECIALTY--0.0%
  CML Group, Inc., 5.500%, 1/15/03 ^                                    1,224,000             771
  Jacobson Stores, Inc., 6.750%, 12/15/11                                 540,000         378,000
                                                                                   --------------
                                                                                          378,771
                                                                                   --------------
TELECOMMUNICATIONS--0.3%
  At Home Corp., 4.750%, 12/15/06                                         500,000         334,375
  Broadband Technologies, Inc., 5.000%, 5/15/01                         9,800,000       3,920,000
  NTL Communications, Inc., 5.750%, 12/15/09                            2,000,000       1,385,000
                                                                                   --------------
                                                                                        5,639,375
                                                                                   --------------
TEXTILE & APPAREL--0.0%
  Dixie Yarns, Inc., 7.000%, 5/15/12                                      248,000         146,010
                                                                                   --------------
  TOTAL CONVERTIBLE BONDS
   (Identified Cost $302,630,630)                                                     291,746,847
                                                                                   --------------
  TOTAL BONDS AND NOTES
   (Identified Cost $1,796,941,488)                                                 1,657,058,600
                                                                                   --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                           SHARES          VALUE +
--------------------------------------------------------------------------------------------------
COMMON STOCKS-0.3% OF NET ASSETS

OIL & GAS--0.3%
  Chesapeake Energy Corp. *                                               588,500  $    4,229,844
  Hvide Marine, Inc. *                                                     45,939         350,285
                                                                                   --------------
                                                                                        4,580,129
                                                                                   --------------
RESTAURANTS--0.0%
  Advantica Restaurant Group, Inc. *                                      631,448         374,922
                                                                                   --------------
  TOTAL COMMON STOCKS
   (Identified Cost $15,493,611)                                                        4,955,051
                                                                                   --------------
PREFERRED STOCKS-2.9% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS--1.8%
CHEMICALS--MAJOR--0.0%
  E.I. du Pont DeNemours & Co., $3.50                                       3,775         201,962
                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS--1.0%
  AMB Property Corp., 8.50%                                                21,600         511,650
  Archstone Communities Trust, Series C, 8.625%                             6,900         166,463
  CarrAmerica Realty Corp., Series B, 8.570%                              126,800       2,726,200
  CarrAmerica Realty Corp., Series C, 8.550%                               28,150         605,225
  Developers Diversified Realty Corp., 9.440%                              34,500         789,187
  Developers Diversified Realty Corp., 9.500%                              52,000       1,218,750
  Developers Diversified Realty Corp., Class C, 8.375%                      3,000          63,188
  Duke-Weeks Realty Corp., Series F, 8.000%                                 8,103         175,227
  Equity Office Properties Trust, Series C, 8.625%                         29,300         721,513
  Equity Residential Properties Trust, Series L, 7.625%                    72,068       1,576,487
  First Industrial Realty Trust, Inc., Series D, 7.950%                    32,700         682,612
  First Industrial Realty Trust, Inc., Series E, 7.900%                   154,200       3,238,200
  Highwoods Properties, Inc., Series B, 8.000%                             60,500       1,259,156
  Highwoods Properties, Inc., Series D, 8.000%                             12,000         244,500
  Liberty Property Trust, Series A, 8.800%                                  5,300         119,250
  New Plan Excel Realty Trust, Inc., Series B, 8.625%                      30,700         690,750
  ProLogis Trust, Series D, 7.920%                                         45,500         972,563
  ProLogis Trust, Series E, 8.750%                                         10,000         235,625
  Public Storage, Inc., Series K, 8.250%                                   18,750         448,828
  Public Storage, Inc., Series L, 8.250%                                   35,000         844,375
  Shurgard Storage Centers, Inc., Series C, 8.700%                          5,000         110,000
  Spieker Properties, Inc., 8.000%                                          6,600         150,563
                                                                                   --------------
                                                                                       17,550,312
                                                                                   --------------
TELECOMMUNICATIONS--0.6%
  Adelphia Business Solutions, Inc., Series B, 12.875% PIK                 18,569       9,284,285
  Nextel Communications, Inc., 11.125% PIK                                  1,632       1,582,958
                                                                                   --------------
                                                                                       10,867,243
                                                                                   --------------


LOOMIS SAYLES FIXED INCOME FUNDS                                              37

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                           SHARES          VALUE +
--------------------------------------------------------------------------------------------------
PREFERRED STOCKS-CONTINUED

UTILITIES--0.2%
  Central Maine Power Co., 3.500%                                           2,230  $      100,350
  Connecticut Light & Power Co., $1.90                                      2,925          74,131
  Entergy Louisiana, Inc., 4.160%                                           2,600         134,225
  Jersey Central Power & Light Co., 4.000%                                  2,020         120,190
  MDU Resources Group, Inc., 5.100%                                         3,790         337,310
  Niagara Mohawk Power Corp., 4.850%                                        5,000         340,000
  Pacific Gas & Electric Corp., Series D, 5.000%                           75,000       1,068,750
  PECO Energy Co., $3.80                                                      300          16,256
  Public Service Co., 4.000%                                                  360          20,880
  Southern California Edison Co., 4.320%                                   50,000         675,000
  Xcel Energy, Inc., $3.60                                                  1,100          54,862
                                                                                   --------------
                                                                                        2,941,954
                                                                                   --------------
  TOTAL NON-CONVERTIBLE PREFERRED STOCKS
   (Identified Cost $36,632,959)                                                       31,561,471
                                                                                   --------------
CONVERTIBLE PREFERRED STOCKS--1.1%
AEROSPACE/DEFENSE--0.2%
  Coltec Capital Trust, 5.250%                                             88,500       4,248,000
                                                                                   --------------
AUTO & RELATED--0.0%
  Federal-Mogul Corp. , 7.000%                                             27,500         206,250
                                                                                   --------------
BUILDING MATERIALS--0.0%
  Owens Corning, 6.500% ^                                                 133,000         897,750
                                                                                   --------------
FINANCIAL SERVICES--0.0%
  Newell Financial Trust I, 5.250%                                         15,000         551,250
                                                                                   --------------
FOREIGN ISSUER--0.1%
  Philippine Long Distance Telephone Co., $3.50 GDS                        41,800       1,510,025
                                                                                   --------------
FREIGHT TRANSPORTATION--0.1%
  Arkansas Best Corp., $2.875                                              25,000       1,106,250
                                                                                   --------------
METALS--0.1%
  Bethlehem Steel Corp., $3.50                                            109,050       1,417,650
                                                                                   --------------
OIL & GAS--0.4%
  EVI, Inc., 5.000%                                                      109,500       5,242,313
  Western Gas Resources, Inc., $2.625                                      25,000         946,875
                                                                                   --------------
                                                                                        6,189,188
                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
  Camden Property Trust, $2.25                                             13,500         336,656
  Equity Residential Properties Trust, 7.250%                              69,200       1,565,650
                                                                                   --------------
                                                                                        1,902,306
                                                                                   --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                           SHARES          VALUE +
--------------------------------------------------------------------------------------------------
PREFERRED STOCKS-CONTINUED

RETAIL--GENERAL--0.1%
  K Mart Financing Corp., 7.750%                                           30,000  $      933,750
                                                                                   --------------
  TOTAL CONVERTIBLE PREFERRED STOCKS
   (Identified Cost $23,837,774)                                                       18,962,419
                                                                                   --------------
  TOTAL PREFERRED STOCKS
   (Identified Cost $60,470,733)                                                       50,523,890
                                                                                   --------------
WARRANTS-0.1% OF NET ASSETS

FOREST & PAPER PRODUCTS--0.0%
  Asia Pulp & Paper Ltd., expiring 03/15/05                                 4,800               0
                                                                                   --------------
OIL & GAS--0.1%
  Hvide Marine, Inc., expiring 06/30/07 144A*                              30,619          61,238
  Hvide Marine, Inc., expiring 12/15/03 *                                   4,212          10,530
  R & B Falcon Corp., expiring 5/01/09 144A*                                2,800       1,960,000
                                                                                   --------------
                                                                                        2,031,768
                                                                                   --------------
  TOTAL WARRANTS
   (Identified Cost $483,908)                                                           2,031,768
                                                                                   --------------

                                                                            FACE
                                                                          AMOUNT
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.0% OF NET ASSETS

  Repurchase Agreement with State Street Bank
   and Trust Co., dated 9/29/00 at 5.250% to be repurchased
   at $17,721,750 on 10/02/00 collateralized by
   $17,960,000 U.S. Treasury Note, 6.500% due
   8/31/01 with a value of $18,072,250                        USD      17,714,000      17,714,000
                                                                                   --------------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $17,714,000)                                                       17,714,000
                                                                                   --------------
TOTAL INVESTMENTS--98.8%
  (IDENTIFIED COST $1,891,103,740) @                                                1,732,283,309
  Cash and Other Assets, Less Liabilities--1.2%                                        20,317,447
                                                                                   --------------
NET ASSETS--100%                                                                   $1,752,600,756
                                                                                   ==============


LOOMIS SAYLES FIXED INCOME FUNDS                                              39

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

     + See Note 1.
     # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
  144A Securities exempt from registration under Rule 144A of the Securities
       Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   PIK All or a portion of income may be received as additional securities.
     ^ Security in default
     * Non-income producing security
     @ At September 30, 2000, the net unrealized depreciation on investments based on cost of $1,891,783,933 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $69,737,679 and $229,238,303, respectively, resulting in net unrealized depreciation of $159,500,624.

Key to Abbreviations:
AUD: Australian Dollar
CAD: Canadian Dollar
EUR: Euro
GDS: Global Depositary Shares
NZD: New Zealand Dollar
USD: United States Dollar
ZAR: South African Rand

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES GLOBAL BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-93.4% OF NET ASSETS

NON-CONVERTIBLE BONDS--80.1%
AUSTRALIA--5.9%
  New South Wales Trust, 6.500%, 5/01/06                      AUD       1,900,000  $    1,028,510
  Queensland Treasury, 6.000%, 7/14/09                                    760,000         396,756
  Queensland Treasury, 8.000%, 9/14/07                                  1,600,000         939,955
  South Australia Government Finance Authority,
   Zero Coupon Bond, 12/21/15                                           2,750,000         524,829
                                                                                   --------------
                                                                                        2,890,050
                                                                                   --------------
BRAZIL--1.0%
  Republic of Brazil C Bond, 8.000%, 4/15/14 PIK              USD         615,705         471,014
                                                                                   --------------
CANADA--3.0%
  Government of Canada, 8.750%, 12/01/05                      CAD         700,000         525,796
  Province of Ontario, 5.700%, 12/01/08                                 1,425,000         922,290
                                                                                   --------------
                                                                                        1,448,086
                                                                                   --------------
FINLAND--2.2%
  Republic of Finland, 6.000%, 4/25/08                        EUR       1,177,315       1,075,209
                                                                                   --------------
GERMANY--15.4%
  Allgemeine HypothekenBank AG, 4.250%, 1/20/14                         2,525,000       1,886,007
  Bayerische Vereinsbank, 6.000%, 1/23/06                               1,022,583         917,284
  Deutsche Ausgleichsbank, 4.000%, 7/04/09                              1,850,000       1,495,346
  Eurohypo AG--Europaeische Hypothekenbank
   der Deutschen Bank, 4.000%, 2/01/07                                    950,000         763,686
  Federal Republic of Germany, 4.750%, 7/04/28                          1,075,000         835,223
  Kreditanstalt Wierdarauf, 6.000%, 2/09/06                             1,062,421         959,586
  Westdt Landesbank, 5.250%, 10/14/05                                     766,937         667,243
                                                                                   --------------
                                                                                        7,524,375
                                                                                   --------------
IRELAND--5.3%
  Republic of Ireland, 3.500%, 10/18/05                                 1,335,000       1,084,142
  Republic of Ireland, 4.600%, 4/18/16                                  1,875,000       1,487,742
                                                                                   --------------
                                                                                        2,571,884
                                                                                   --------------
MALAYSIA--4.1%
  Tenaga Nasional Berhad, 7.500%, 11/01/25 144A               USD       2,375,000       2,008,100
                                                                                   --------------
NETHERLANDS--7.5%
  Deutsche Finance BV, 7.500%, 2/10/03                        EUR       2,300,000       1,075,851
  Deutsche Telekom AG, 5.250%, 5/20/08                                  1,369,196       1,123,034
  Government of Netherlands, 5.750%, 9/15/02                              907,560         810,099
  Mannesmann Finance BV, 4.750%, 5/27/09                                  855,000         670,748
                                                                                   --------------
                                                                                        3,679,732
                                                                                   --------------
NEW ZEALAND--3.7%
  Government of New Zealand, 6.000%, 11/15/11                 NZD       1,375,000         526,801
  Government of New Zealand, 7.000%, 7/15/09                            1,820,000         752,958


LOOMIS SAYLES FIXED INCOME FUNDS                                              41

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

NEW ZEALAND--CONTINUED
  Government of New Zealand, 8.000%, 11/15/06                 NZD       1,200,000  $      518,722
                                                                                   --------------
                                                                                        1,798,481
                                                                                   --------------
PANAMA--3.1%
  Republic of Panama, 8.875%, 9/30/27                         USD       1,775,000       1,491,000
                                                                                   --------------
PERU--1.1%
  Republic of Peru, 3.750%, 3/07/17
   (step to 4.000% on 3/07/01) #                                          960,000         540,000
                                                                                   --------------
PHILIPPINES--1.8%
  Bangko Sentral Pilipinas, 8.600%, 6/15/27                             1,300,000         884,000
                                                                                   --------------
SOUTH AFRICA--5.4%
  Escom, 11.000%, 6/01/08                                     ZAR       6,000,000         719,001
  Republic of South Africa, 8.500%, 6/23/17                   USD       1,400,000       1,277,500
  Republic of South Africa, 13.500%, 9/15/15                  ZAR       4,600,000         635,967
                                                                                   --------------
                                                                                        2,632,468
                                                                                   --------------
SOUTH KOREA--0.5%
  Samsung Electronics Co. Ltd., 5.375%, 12/16/01              EUR         500,000         222,042
                                                                                   --------------
SUPRANATIONAL--6.1%
  European Investment Bank, 6.000%, 11/26/04                  GBP         925,000       1,352,607
  Inter-American Development Bank, 5.500%, 3/30/10            EUR       1,450,000       1,257,161
  International Bank for Reconstruction & Development,
   Zero Coupon Bond, 8/20/07                                  NZD       1,500,000         371,914
                                                                                   --------------
                                                                                        2,981,682
                                                                                   --------------
THAILAND--2.6%
  Thai Farmers Bank Plc, 8.250%, 8/21/16 144A                 USD       1,650,000       1,287,000
                                                                                   --------------
TRINIDAD AND TOBAGO--2.0%
  Republic of Trinidad & Tobago, 9.750%, 7/01/20                          950,000         966,625
                                                                                   --------------
UNITED KINGDOM--1.0%
  Dolphin Telecom Plc, Zero Coupon Bond, 6/01/08
   (step to 11.625% on 6/01/03) #                             EUR       1,605,000         469,754
                                                                                   --------------
UNITED STATES--8.4%
  Federal National Mortgage Association,
   6.375%, 8/15/07                                            AUD         975,000         516,142
  Fort James Corp., 4.750%, 6/29/04                           USD       2,150,000       1,773,901
  Household Finance Corp., 5.125%, 6/24/09                    EUR         825,000         654,752
  News America Holdings, Inc., 8.625%, 2/07/14                AUD       1,240,000         670,685
  United States Treasury Notes, 5.625%, 5/15/08               USD         500,000         490,625
                                                                                   --------------
                                                                                        4,106,105
                                                                                   --------------
  TOTAL NON-CONVERTIBLE BONDS
   (Identified Cost $45,541,287)                                                       39,047,607
                                                                                   --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

CONVERTIBLE BONDS--13.3%
CANADA--1.1%
  Magna International, Inc. Class A, 4.875%, 2/15/05          USD         600,000  $      533,250
                                                                                   --------------
CAYMAN ISLAND--2.0%
  FLI Capital Cayman, 6.250%, 2/01/02                                     900,000         981,000
                                                                                   --------------
HONG KONG--3.9%
  Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04                         3,750,000       1,884,375
                                                                                   --------------
JAPAN--2.6%
  MBL International Finance (Bermuda),
   3.000%, 11/30/02                                                       300,000         308,625
  MBL International Finance (Bermuda),
   3.000%, 11/30/02                                                       950,000         977,313
                                                                                   --------------
                                                                                        1,285,938
                                                                                   --------------
PHILIPPINES--1.4%
  MBI Finance Ltd., Zero Coupon Bond, 12/18/01                            800,000         712,000
                                                                                   --------------
THAILAND--0.5%
  Loxley Public Co. Ltd., 2.500%, 4/04/01 ^                               700,000         252,000
                                                                                   --------------
UNITED KINGDOM--1.8%
  Sappi BVI Finance, 7.500%, 8/01/02                                      900,000         866,250
                                                                                   --------------
  TOTAL CONVERTIBLE BONDS
   (Identified Cost $7,112,338)                                                         6,514,813
                                                                                   --------------
  TOTAL BONDS AND NOTES
   (Identified Cost $52,653,625)                                                       45,562,420
                                                                                   --------------

                                                                           SHARES          VALUE +
--------------------------------------------------------------------------------------------------
PREFERRED STOCKS-2.2% OF NET ASSETS

BERMUDA--2.2%
  Sanwa International Ltd. (Bermuda), 1.25%                            99,000,000       1,049,632
                                                                                   --------------
  TOTAL PREFERRED STOCKS
   (Identified Cost $954,267)                                                           1,049,632
                                                                                   --------------


LOOMIS SAYLES FIXED INCOME FUNDS                                              43

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-2.1% OF NET ASSETS

Repurchase Agreement with State Street
   Bank and Trust Co., dated 9/29/00 at
   5.250% to be repurchased at $1,000,438
   on 10/02/00 collateralized by $740,000
   U.S. Treasury Bond, 12.000% due
   8/15/13 with a value of $1,021,200                         USD       1,000,000  $    1,000,000
                                                                                   --------------

  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $1,000,000)                                                         1,000,000
                                                                                   --------------
TOTAL INVESTMENTS--97.7%
  (IDENTIFIED COST $54,607,892) @                                                      47,612,052
  Cash and Other Assets, Less Liabilities - 2.3%                                        1,144,122
                                                                                   --------------
NET ASSETS--100%                                                                      $48,756,174
                                                                                   ==============

     + See Note 1.
   PIK All or a portion of income may be received as additional securities. 144A Securities exempt from registration under Rule 144A of the Securities
       Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
     # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
     ^ Security in default
     @ At September 30, 2000, the net unrealized depreciation on investments based on cost of $54,616,734 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,412,817 and $8,417,499, respectively, resulting in net unrealized depreciation of $7,004,682.

Key to Abbreviations:
AUD: Australian Dollar
CAD: Canadian Dollar
GBP: Great British Pound
EUR: Euro
NZD: New Zealand Dollar
USD: United States Dollar
ZAR: South African Rand

               TEN LARGEST SECTOR HOLDINGS AT SEPTEMBER 30, 2000
                         AS A PERCENTAGE OF NET ASSETS

            Foreign Government/Agency                      33.0%
            Foreign Issuer                                 27.5%
            Banking & Finance                              11.3%
            Financial Services                              9.6%
            Forest & Paper Products                         3.6%
            Canadian                                        3.0%
            Telecommunications                              2.3%
            Government Agencies                             2.1%
            Media & Entertainment                           1.4%
            Auto & Related                                  1.1%

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-86.3% OF NET ASSETS

NON-CONVERTIBLE BONDS--62.6%
AUTO & RELATED--0.2%
  Federal-Mogul Corp., 7.875%, 7/01/10                        USD         100,000  $       38,000
                                                                                   --------------
BUILDING MATERIALS--0.1%
  Owens Corning, 7.500%, 8/01/18 ^                                        100,000          28,750
                                                                                   --------------
CANADIAN--6.0%
  Call-Net Enterprises, Inc., Zero Coupon Bond, 8/15/07                   200,000          80,000
  Call-Net Enterprises, Inc., Zero Coupon Bond, 5/15/09
   (step to 10.800% on 5/15/04) #                                         250,000          73,750
  Clearnet Communications, Inc., Zero Coupon Bond,
   2/15/09 (step to 10.750% on 2/15/04) #                     CAD         850,000         457,718
  Clearnet Communications, Inc., Zero Coupon Bond,
   8/13/07 (step to 11.750% on 8/13/02) #                                 300,000         175,509
  Clearnet Communications, Inc., Zero Coupon Bond,
   5/15/08 (step to 10.400% on 5/15/03) #                                 300,000         170,273
  Microcell Telecommunications, Inc., Zero Coupon Bond,
   10/15/07 (step to 11.125% on 10/15/02) #                               985,000         500,948
                                                                                   --------------
                                                                                        1,458,198
                                                                                   --------------
COMPUTER HARDWARE--0.2%
  Seagate Technology, Inc., 7.875%, 3/01/17                   USD          50,000          48,282
                                                                                   --------------
COMPUTER SERVICES--0.2%
  Rhythms NetConnections, Inc., Series B,
   Zero Coupon Bond, 5/15/08 (step to 13.500% on
   5/15/03) #                                                             150,000          57,000
                                                                                   --------------
ELECTRONIC COMPONENTS--0.2%
  Zenith Electronics Corp., 8.190%, 11/01/09                              169,000          49,010
                                                                                   --------------
ENTERTAINMENT--0.6%
Boston Celtics Ltd., 6.000%, 6/30/38                                      263,000         149,910
                                                                                   --------------
FINANCIAL SERVICES--0.3%
  Finova Capital Corp., 7.250%, 11/08/04                                  100,000          75,000
                                                                                   --------------
FOOD & BEVERAGE--0.8%
  Borden, Inc., 7.875%, 2/15/23                                           250,000         186,067
                                                                                   --------------
FOREIGN GOVERNMENT/AGENCY--10.6%
  City of Buenos Aires, 10.500%, 5/28/04 144A                 ARS         150,000         130,500
  Escom, 11.000%, 6/01/08                                     ZAR       1,275,000         152,788
  Ivory Coast, Inc., 2.000%, 3/29/18
   (step to 2.500% on 3/31/05) ^                              USD         500,000          85,000
  Ivory Coast, Inc., 2.000%, 3/29/18
   (step to 3.000% on 3/31/08) ^                                          950,000         171,000
  Republic of Argentina, 8.875%, 3/01/29                                  375,000         249,251
  Republic of Argentina, 11.750%, 2/12/07                                 200,000         176,113
  Republic of Brazil C Bond, 8.000%, 4/15/14 PIK                        1,139,052         871,375


LOOMIS SAYLES FIXED INCOME FUNDS                                              45

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOREIGN GOVERNMENT/AGENCY--CONTINUED
  Republic of Panama, 4.500%, 7/17/14
   (step to 4.750% on 7/17/01) #                              USD         250,000  $      200,052
  Republic of Panama, 8.875%, 9/30/27                                     125,000         105,000
  Republic of South Africa, 12.500%, 12/21/06                 ZAR       1,000,000         134,373
  Republic of Venezuela, 9.250%, 9/15/27                      USD         425,000         287,427
                                                                                   --------------
                                                                                        2,562,879
                                                                                   --------------
FOREIGN ISSUER--17.1%
  Bangko Sentral Pilipinas, 8.600%, 6/15/27                               350,000         238,000
  Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A                      500,000         392,500
  Cerro Negro Finance Ltd., 7.900%, 12/01/20  144A                        100,000          81,881
  Compania de Alimentos Fargo SA, 13.250%, 8/01/08                        100,000          80,000
  Espirito Santo Centrais Eletricas SA, 10.000%, 7/15/07                  350,000         287,000
  Indah Kiat Finance Mauritius Ltd., 10.000%, 7/01/07                     300,000         147,000
  Jazztel Plc, 14.000%, 7/15/10 144A                          EUR         250,000         214,104
  Korea Electric Power Corp., 7.400%, 4/01/16                 USD         224,267         206,442
  Multicanal SA, 10.500%, 2/01/07                                         125,000          96,250
  Multicanal SA, 10.500%, 4/15/18                                         250,000         170,000
  Murrin Murrin Holdings Property Ltd., 9.375%, 8/31/07                    50,000          45,000
  Philippine Long Distance Telephone Co.,
   8.350%, 3/06/17                                                        200,000         134,803
  Pindo Deli Finance Mauritius Ltd., 10.750%, 10/01/07                    450,000         220,500
  Pindo Deli Finance Mauritius Ltd., 10.875%, 10/01/27                    410,000         155,800
  Quezon Power Philippines Co., 8.860%, 6/15/17                           550,000         440,000
  Siam Commercial Bank Public Co. Ltd.,
   7.500%, 3/15/06 144A                                                   100,000          86,000
  Tata Electric Co., 8.500%, 8/19/17 144A                                 200,000         165,396
  TFM SA de CV, Zero Coupon Bond, 6/15/09
   (step to 11.750% on 6/15/02) #                                         250,000         188,750
  Tjiwi Kimia Mauritius Ltd., 10.000%, 8/01/04                            400,000         232,000
  Total Access Communication Public Co. Ltd.,
   8.375%, 11/04/06 144A                                                  400,000         352,000
  Transportacion Maritima Mexicana SA de CV,
   10.000%, 11/15/06                                                      250,000         185,000
                                                                                   --------------
                                                                                        4,118,426
                                                                                   --------------
HEALTHCARE--SERVICES--2.8%
  Columbia/HCA Healthcare Corp., 7.050%, 12/01/27                          75,000          57,375
  Columbia/HCA Healthcare Corp., 7.690%, 6/15/25                          250,000         209,375
  Columbia/HCA Healthcare Corp., 7.750%, 7/15/36                          500,000         402,530
                                                                                   --------------
                                                                                          669,280
                                                                                   --------------
OIL & GAS--3.3%
  Chesapeake Energy Corp., 8.500%, 3/15/12                                250,000         219,375
  Chesapeake Energy Corp., Series B, 7.875%, 3/15/04                      100,000          94,000
  Hvide Marine, Inc., 12.500%, 6/30/07                                    125,677         108,082

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

OIL & GAS--CONTINUED
  Pioneer Natural Resources Co., 7.200%, 1/15/28              USD         350,000  $      278,250
  Seagull Energy Corp., 7.500%, 9/15/27                                   125,000         106,875
                                                                                   --------------
                                                                                          806,582
                                                                                   --------------
OIL & GAS DRILLING EQUIPMENT--1.8%
  R & B Falcon Corp., Series B, 7.375%, 4/15/18                           500,000         445,625
                                                                                   --------------
RAIL--TRANSPORT--0.1%
  Missouri Pacific Railroad Co., 4.750%, 1/01/20                           30,000          18,187
                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS--1.0%
  Meditrust Corp., 7.000%, 8/15/07                                        100,000          69,000
  TriNet Corporate Realty Trust, Inc., 7.700%, 7/15/17                    250,000         173,350
                                                                                   --------------
                                                                                          242,350
                                                                                   --------------
RETAIL--GENERAL--2.2%
  Dillon Read Structured Finance Corp., 7.430%, 8/15/18                   300,000         193,500
  Woolworth Corp., 8.500%, 1/15/22                                        500,000         325,000
                                                                                   --------------
                                                                                          518,500
                                                                                   --------------
RETAIL--SPECIALTY--0.3%
  Musicland Group, Inc., Series B, 9.875%, 3/15/08                        100,000          83,500
                                                                                   --------------
STEEL--0.1%
  Geneva Steel Co., 9.500%, 1/15/04 ^                                     150,000          23,250
                                                                                   --------------
TELECOMMUNICATIONS--11.1%
  Covad Communications Group, Inc.,
   12.500%, 2/15/09 144A                                                  100,000          75,500
  Focal Communications Corp., Series B,
   Zero Coupon Bond, 2/15/08
   (step to 12.125% on 2/15/03) #                                         250,000         125,000
  Hyperion Telecommunications, Inc., Series B,
   Zero Coupon Bond, 4/15/03
   (step to 13.000% on 4/15/01) #                                         125,000         101,563
  Level 3 Communications, Inc ., Zero Coupon Bond,
   12/01/08 (step to 10.500% on 12/01/03) #                               250,000         147,500
  Level 3 Communications, Inc., Zero Coupon Bond,
   3/15/10 (step to 12.875% on 03/15/05) #                                350,000         187,250
  Nextel Communications, Inc., Zero Coupon Bond,
   10/31/07 (step to 9.750% on 10/31/02) #                                100,000          78,000
  Nextel Communications, Inc., Zero Coupon Bond,
   2/15/08 (step to 9.950% on 2/15/03) #                                  100,000          76,000
  Nextel International, Inc., Zero Coupon Bond, 4/15/08
   (step to 12.125% on 4/15/03) #                                         500,000         323,750
  Nextlink Communications, Inc., Zero Coupon Bond,
   6/01/09 (step to 12.250% on 6/01/04) #                                 250,000         141,250
  Nextlink Communications, Inc., Zero Coupon Bond,
   4/15/08 (step to 9.450% on 4/15/03) #                                  100,000          58,500


LOOMIS SAYLES FIXED INCOME FUNDS                                              47

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

TELECOMMUNICATIONS--CONTINUED
  NTL Communications Corp., Series B,
   Zero Coupon Bond, 4/15/09
   (step to 9.750% on 4/15/04) #                              GBP         100,000  $       71,984
  NTL Communications Corp., Series B,
   Zero Coupon Bond, 11/15/09
   (step to 11.500% on 11/15/04) #                            USD         250,000         112,570
  RCN Corp., Zero Coupon Bond, 10/15/07
   (step to 11.125% on 10/15/02) #                                        375,000         202,500
  RCN Corp., Zero Coupon Bond, 2/15/08
   (step to 9.800% on 2/15/03) #                                          550,000         269,500
  RCN Corp., Zero Coupon Bond, 7/01/08
   (step to 11.000% on 7/01/03) #                                         100,000          48,000
  Rhythms NetConnections, Inc., 12.750%, 4/15/09                          100,000          62,000
  Teligent, Inc., Zero Coupon Bond, 3/01/08
   (step to 11.500% on 3/01/03) #                                         500,000         140,000
  Triton Communications LLC, Zero Coupon Bond,
   5/01/08 (step to 11.000% on 5/01/03) #                                 600,000         456,000
                                                                                   --------------
                                                                                        2,676,867
                                                                                   --------------
TEXTILE & APPAREL--1.0%
  Phillips Van Heusen Corp., 7.750%, 11/15/23                             330,000         238,425
                                                                                   --------------
TOBACCO--0.8%
  R.J. Reynolds Tobacco Holdings, Inc., 8.750%, 8/15/05                   148,000         140,996
  R.J. Reynolds Tobacco Holdings, Inc., 9.250%, 8/15/13                    64,000          56,320
                                                                                   --------------
                                                                                          197,316
                                                                                   --------------
TRANSPORTATION--0.5%
  American President Cos. Ltd., 8.000%, 1/15/24                           235,000         117,500
                                                                                   --------------
UTILITIES--1.3%
  AES Corp., 8.875%, 11/01/27                                             350,000         302,750
                                                                                   --------------
  TOTAL NON-CONVERTIBLE BONDS
   (Identified Cost $16,260,586)                                                       15,111,654
                                                                                   --------------
CONVERTIBLE BONDS--23.7%
AUTO & RELATED--0.8%
  Exide Corp., 2.900%, 12/15/05 144A                                      425,000         197,625
                                                                                   --------------
COMMUNICATIONS EQUIPMENT--0.3%
  Efficient Networks, Inc., 5.000%, 3/15/05 144A                          100,000          63,500
                                                                                   --------------
COMPUTERS--3.5%
  Cray Research, Inc., 6.125%, 2/01/11                                    113,000          48,590
  Hutchinson Technology, Inc., 6.000%, 3/15/05                            100,000          91,625
  Maxtor Corp., 5.750%, 3/01/12                                           500,000         350,000
  Quantum Corp.--DLT & Storage Systems,
   7.000%, 8/01/04                                                        125,000         101,875
  S3, Inc., 5.750%, 10/01/03                                              200,000         176,500

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

COMPUTERS--CONTINUED
  Telxon Corp., 5.750%, 1/01/03                               USD          50,000  $       44,312
  Western Digital, Zero Coupon Bond, 2/18/18                              150,000          39,750
                                                                                   --------------
                                                                                          852,652
                                                                                   --------------
ELECTRONIC COMPONENTS--1.3%
  EDO Corp., 7.000%, 12/15/11                                              50,000          38,750
  Kent Electronics Corp., 4.500%, 9/01/04                                 325,000         267,885
                                                                                   --------------
                                                                                          306,635
                                                                                   --------------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--2.2%
  Kulicke and Soffa Industries, Inc., 4.750%, 12/15/06                    100,000          84,625
  Park Electrochemical Corp., 5.500%, 3/01/06                             300,000         405,000
  Richardson Electronics Ltd., 7.250%, 12/15/06                            50,000          41,000
                                                                                   --------------
                                                                                          530,625
                                                                                   --------------
FOREIGN ISSUER--3.2%
  APP Finance VII Mauritius Ltd., 3.500%, 4/30/03                         200,000         109,000
  APP Finance VII Mauritius Ltd., 3.500%, 4/30/03 144A                    125,000          68,125
  Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04                           225,000         113,063
  Burns, Philp, 5.500%, 4/30/04                                            50,000          33,000
  Loxley Public Co. Ltd., 2.500%, 4/04/01 ^                               100,000          36,000
  Siam Commercial Bank Public Co. Ltd.,
   3.250%, 1/24/04                                                        250,000         121,562
  Ssangyong Oil Refining Co., Inc., 3.000%, 12/31/04                      125,000          90,625
  Versatel Telecom International NV, 4.000%, 12/17/04         EUR         250,000         193,830
                                                                                   --------------
                                                                                          765,205
                                                                                   --------------
FREIGHT TRANSPORTATION--0.2%
  Builders Transportation, Inc., 8.000%, 8/15/05 ^            USD          75,000              94
  Worldway Corp., 6.250%, 4/15/11                                          55,000          44,550
                                                                                   --------------
                                                                                           44,644
                                                                                   --------------
HEALTHCARE--BIOTECHNOLOGY--1.0%
  Affymetrix, Inc., 4.750%, 2/15/07 144A                                  100,000          59,625
  Human Genome Sciences, Inc., 3.750%, 3/15/07 144A                       200,000         193,750
                                                                                   --------------
                                                                                          253,375
                                                                                   --------------
HEALTHCARE--DRUGS--2.9%
  Dura Pharmaceuticals, Inc., 3.500%, 7/15/02                             450,000         441,562
  Glycomed, Inc., 7.500%, 1/01/03                                         200,000         162,000
  NABI, Inc., 6.500%, 2/01/03                                             125,000          93,750
                                                                                   --------------
                                                                                          697,312
                                                                                   --------------
HEALTHCARE--PRODUCTS--0.5%
  Centocor, Inc., 4.750%, 2/15/05                                         100,000         128,000
                                                                                   --------------
HEALTHCARE--SERVICES--0.3%
  Tenet Healthcare Corp., 6.000%, 12/01/05                                 75,000          63,375
                                                                                   --------------


LOOMIS SAYLES FIXED INCOME FUNDS                                              49

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

HOME BUILDERS--0.5%
  Lennar Corp., Zero Coupon Bond, 7/29/18                     USD         100,000  $       47,875
  Schuler Homes, Inc., 6.500%, 1/15/03                                     70,000          62,300
                                                                                   --------------
                                                                                          110,175
                                                                                   --------------
HOTELS--0.3%
  Hilton Hotels Corp., 5.000%, 5/15/06                                    100,000          84,250
                                                                                   --------------
INDUSTRIAL EQUIPMENT--0.6%
  MascoTech, Inc., 4.500%, 12/15/03                                       200,000         140,000
                                                                                   --------------
INSURANCE--0.9%
  Loews Corp., 3.125%, 9/15/07                                            250,000         224,305
                                                                                   --------------
MACHINERY--0.1%
  Intevac, Inc., 6.500%, 3/01/04                                           25,000          12,406
                                                                                   --------------
MANUFACTURING--1.9%
  Hexcel Corp., 7.000%, 8/01/03                                           350,000         357,000
  Hexcel Corp., 7.000%, 8/01/11                                           125,000          96,250
                                                                                   --------------
                                                                                          453,250
                                                                                   --------------
OIL & GAS--2.2%
  Key Energy Group, Inc., 5.000%, 9/15/04                                 550,000         451,000
  Pogo Producing Co., 5.500%, 6/15/06                                     100,000          85,930
                                                                                   --------------
                                                                                          536,930
                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
  Sizeler Property Investors, Inc., 8.000%, 7/15/03                        15,000          13,425
                                                                                   --------------
RESTAURANTS--0.1%
  Einstein/Noah Bagel Corp., 7.250%, 6/01/04 ^                             50,000          28,500
                                                                                   --------------
RETAIL--SPECIALTY--0.4%
  CML Group, Inc., 5.500%, 1/15/03 ^                                      100,000              63
  Jacobson Stores, Inc., 6.750%, 12/15/11                                 150,000         105,000
                                                                                   --------------
                                                                                          105,063
                                                                                   --------------
TELECOMMUNICATIONS--0.4%
  At Home Corp., 4.750%, 12/15/06                                         100,000          66,875
  Broadband Technologies, Inc., 5.000%, 5/15/01                           100,000          40,000
                                                                                   --------------
                                                                                          106,875
                                                                                   --------------
  TOTAL CONVERTIBLE BONDS
   (Identified Cost $5,844,369)                                                         5,718,127
                                                                                   --------------
  TOTAL BONDS AND NOTES
   (Identified Cost $22,104,955)                                                       20,829,781
                                                                                   --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                           SHARES          VALUE +
--------------------------------------------------------------------------------------------------
COMMON STOCKS-5.0% OF NET ASSETS

FOREIGN ISSUER--0.9%
  Sappi Ltd. ADR                                                           29,500  $      215,719
                                                                                   --------------
OIL & GAS--2.8%
  Chesapeake Energy Corp. *                                                78,575         564,758
  Hvide Marine, Inc. *                                                     13,066          99,628
                                                                                   --------------
                                                                                          664,386
                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS--0.8%
  Associated Estates Realty Corp.                                          15,500         124,969
  Developers Diversified Realty Corp.                                       4,825          62,122
                                                                                   --------------
                                                                                          187,091
                                                                                   --------------
UTILITIES--0.5%
  Ohio Edison Co.                                                             200          11,000
  Wisconsin Energy Corp.                                                    6,000         119,625
                                                                                   --------------
                                                                                          130,625
                                                                                   --------------
  TOTAL COMMON STOCKS
   (Identified Cost $1,299,300)                                                         1,197,821
                                                                                   --------------
PREFERRED STOCKS-4.8% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS--2.5%
FOREIGN ISSUER--0.0%
  Siam Commercial Bank Public Co. Ltd., 5.250% 144A*                       20,000           7,714
                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS--0.9%
  AMB Property Corp., 8.50%                                                 4,700         111,331
  JDN Realty Corp., Series A, 9.375%                                        2,000          41,875
  Meditrust Corp., Series A, 9.00%                                          3,650          56,119
                                                                                   --------------
                                                                                          209,325
                                                                                   --------------
TELECOMMUNICATIONS--1.3%
  Adelphia Business Solutions, Inc., Series B, 12.875% PIK                    382         191,045
  Nextel Communications, Inc., 11.125% PIK                                    117         113,409
                                                                                   --------------
                                                                                          304,454
                                                                                   --------------
UTILITIES--0.3%
  Central Maine Power Co., 3.500%                                           1,460          65,700
  Entergy Gulf States, Inc., 4.400%                                           270          14,816
                                                                                   --------------
                                                                                           80,516
                                                                                   --------------
  TOTAL NON-CONVERTIBLE PREFERRED STOCKS
   (Identified Cost $667,353)                                                             602,009
                                                                                   --------------
CONVERTIBLE PREFERRED STOCKS--2.3%
AUTO & RELATED--0.1%
  Federal-Mogul Corp. , 7.000%                                              2,500          18,750
                                                                                   --------------
BUILDING MATERIALS--0.2%
  Owens Corning, 6.500% ^                                                   6,000          40,500
                                                                                   --------------


LOOMIS SAYLES FIXED INCOME FUNDS                                              51

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                           SHARES          VALUE +
--------------------------------------------------------------------------------------------------
PREFERRED STOCKS-CONTINUED

FINANCIAL SERVICES--0.9%
  Hercules Trust I, 6.500%                                                    375  $      219,375
                                                                                   --------------
FOREIGN ISSUER--0.3%
  Philippine Long Distance Telephone Co., $3.50 GDS                         2,000          72,250
                                                                                   --------------
METALS--0.6%
  Bethlehem Steel Corp., $3.50                                             11,000         143,000
                                                                                   --------------
OIL & GAS--0.2%
  Western Gas Resources, Inc., $2.625                                       1,500          56,812
                                                                                   --------------
  TOTAL CONVERTIBLE PREFERRED STOCKS
   (Identified Cost $774,768)                                                             550,687
                                                                                   --------------
  TOTAL PREFERRED STOCKS
   (Identified Cost $1,442,121)                                                         1,152,696
                                                                                   --------------
WARRANTS-0.3% OF NET ASSETS

FOREIGN ISSUER--0.0%
  Siam Commercial Bank Public Co. Ltd.,
   expiring 5/10/02 *                                                      20,000           1,424
                                                                                   --------------
OIL & GAS--0.3%
  Hvide Marine, Inc., expiring 6/30/07 144A*                                  706           1,412
  R & B Falcon Corp., expiring 5/01/09 144A*                                  100          70,000
                                                                                   --------------
                                                                                           71,412
                                                                                   --------------
  TOTAL WARRANTS
   (Identified Cost $15,986)                                                               72,836
                                                                                   --------------
                                                                             FACE
                                                                           AMOUNT
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.1% OF NET ASSETS

  Repurchase Agreement with State Street Bank and
   Trust Co., dated 9/29/00 at 5.250% to be repurchased
   at $275,120 on 10/02/00 collateralized by $265,000
   U.S. Treasury Bond, 8.375% due 8/15/08 with a
   value of $282,556                                          USD         275,000         275,000
                                                                                   --------------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $275,000)                                                             275,000
                                                                                   --------------
TOTAL INVESTMENTS--97.5%
  (IDENTIFIED COST $25,137,362) @                                                      23,528,134
  Cash and Other Assets, Less Liabilities--2.5%                                           600,653
                                                                                   --------------
NET ASSETS--100%                                                                   $   24,128,787
                                                                                   ==============

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000


     + See Note 1.
     ^ Security in default.
     # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
  144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   PIK All or a portion of income may be received as additional securities.
     * Non-income producing security
     @ At September 30, 2000, the net unrealized depreciation on investments based on cost of $25,122,942 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,700,736 and $3,295,544, respectively, resulting in net unrealized depreciation of $1,594,808.

Key to Abbreviations:
ADR: American Depositary Receipts
ARS: Argentina Peso
CAD: Canadian Dollar
EUR: Euro
GDS: Global Depositary Shares
GBP: Great British Pound
USD: United States Dollar
ZAR: South African Rand

                See accompanying notes to financial statements.


LOOMIS SAYLES FIXED INCOME FUNDS                                              53

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 3O, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-97.2% OF NET ASSETS

NON-CONVERTIBLE BONDS-95.4%
AEROSPACE/DEFENSE--3.6%
  Lockheed Martin Corp., 7.700%, 6/15/08                      USD         200,000  $      201,296
  Raytheon Co., 6.150%, 11/01/08                                          150,000         134,863
  Raytheon Co., 6.550%, 3/15/10                                           150,000         138,552
                                                                                   --------------
                                                                                          474,711
                                                                                   --------------
AUTO & RELATED--4.3%
  Cummins Engine Co., Inc., 6.250%, 3/01/03                               250,000         239,550
  Dana Corp., 6.250%, 3/01/04                                             150,000         142,904
  Delphi Automotive Systems Corp., 6.125%, 5/01/04                        100,000          95,438
  TRW, Inc., 6.625%, 6/01/04                                              100,000          96,432
                                                                                   --------------
                                                                                          574,324
                                                                                   --------------
BANKS/SAVINGS & LOANS--2.6%
  Capital One Bank, 5.950%, 2/15/01                                       200,000         198,670
  Capital One Bank, 6.375%, 2/15/03                                       100,000          97,466
  NationsBank Corp., 7.000%, 9/15/01                                       55,000          55,017
                                                                                   --------------
                                                                                          351,153
                                                                                   --------------
BEVERAGES--1.4%
  Whitman Corp., 6.000%, 5/01/04                                          200,000         190,094
                                                                                   --------------
BROADCASTING--1.7%
  Comcast Cable Communications, 6.200%, 11/15/08                          250,000         229,618
                                                                                   --------------
CANADIAN--1.8%
  MacMillan Bloedel Ltd., 6.750%, 2/15/06                                 150,000         145,806
  Province of Alberta, 5.400%, 6/15/10                        CAD         139,650          88,584
                                                                                   --------------
                                                                                          234,390
                                                                                   --------------
CHEMICALS--MAJOR--1.1%
  Rohm & Haas Co., 6.950%, 7/15/04                            USD         150,000         149,748
                                                                                   --------------
COMPUTER HARDWARE--2.5%
  Dell Computer Corp., 6.550%, 4/15/08                                    250,000         237,188
  Sun Microsystems, Inc., 7.350%, 8/15/04                                  90,000          90,275
                                                                                   --------------
                                                                                          327,463
                                                                                   --------------
DATA PROCESSING SERVICES--1.5%
  Ceridian Corp., 7.250%, 6/01/04                                         200,000         193,951
                                                                                   --------------
ENTERTAINMENT--1.2%
  Time Warner Entertainment Co., 7.750%, 6/15/05                          155,000         158,829
                                                                                   --------------
FINANCIAL SERVICES--17.3%
  Associates Corporation of North America,
   6.250%, 11/01/08                                                       250,000         233,627
  Associates Manufactured Housing, 6.475%, 3/15/28                         48,542          48,352
  CIT Group, Inc., 5.800%, 2/26/01                                        230,000         228,710
  Duke Capital Corp., 7.250%, 10/01/04                                    100,000         100,646
  Finova Capital Corp., 7.250%, 11/08/04                                  200,000         150,000

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 3O, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FINANCIAL SERVICES--CONTINUED
  Ford Motor Credit Co., 5.800%, 1/12/09                      USD         450,000  $      398,151
  Ford Motor Credit Co. Class B, 7.370%, 7/15/04                          300,000         303,708
  Green Tree Financial Corp., 6.950%, 3/15/27                             173,011         161,927
  Household Finance Corp., 5.875%, 9/25/04                                350,000         335,713
  Vanderbilt Mortgage & Finance, Inc., 6.545%, 4/07/18                    350,000         340,060
                                                                                   --------------
                                                                                        2,300,894
                                                                                   --------------
FOREIGN GOVERNMENT/AGENCY--2.9%
  Republic of Brazil C Bond, 8.000%, 4/15/14 PIK                          184,711         141,304
  Republic of South Africa, 8.375%, 10/17/06                              250,000         246,562
                                                                                   --------------
                                                                                          387,866
                                                                                   --------------
FOREIGN ISSUER--10.5%
  Espirito Santo Centrais Eletricas SA, 10.000%, 7/15/07                  150,000         123,000
  Gruma SA de CV, 7.625%, 10/15/07                                        200,000         159,000
  Korea Development Bank, 6.750%, 12/01/05                                100,000          95,618
  Korea Electric Power Corp., 7.750%, 4/01/13                             150,000         142,096
  PDVSDA Finance Ltd., 6.450%, 2/15/04                                    250,000         232,766
  Pemex Finance Ltd., 9.140%, 8/15/04                                     100,000         102,926
  Perez Companc SA, 8.125%, 7/15/07 144A                                  250,000         215,000
  Tenaga Nasional Berhad, 7.625%, 4/29/07 144A                            125,000         121,399
  Total Access Communication Public Co. Ltd.,
   8.375%, 11/04/06 144A                                                  220,000         193,600
  YPF SA, 7.000%, 10/26/02                                                 14,676          14,536
                                                                                   --------------
                                                                                        1,399,941
                                                                                   --------------
FOREST & PAPER PRODUCTS--0.7%
  Temple-Inland, Inc., 6.750%, 3/01/09                                    100,000          93,299
                                                                                   --------------
GOVERNMENT AGENCIES--2.3%
  Federal Home Loan Mortgage Corp., 6.250%, 10/15/07                       55,000          54,261
  Federal National Mortgage Association, 5.500%, 4/25/06                  158,162         155,936
  Federal National Mortgage Association, 6.000%, 5/25/08                   94,607          92,981
                                                                                   --------------
                                                                                          303,178
                                                                                   --------------
HEALTHCARE--PRODUCTS--1.6%
  Bausch & Lomb, Inc., 6.500%, 8/01/05                                    250,000         209,750
                                                                                   --------------
NETWORKING PRODUCTS--1.0%
  Lucent Technologies, Inc., 5.500%, 11/15/08                             150,000         132,936
                                                                                   --------------
OIL & GAS--3.1%
  Kinder Morgan, Inc., 6.650%, 3/01/05                                    200,000         195,046
  Pioneer Natural Resources Co., 6.500%, 1/15/08                          250,000         218,777
                                                                                   --------------
                                                                                          413,823
                                                                                   --------------
OIL & GAS DRILLING EQUIPMENT--2.5%
  R & B Falcon Corp., 6.750%, 4/15/05                                     350,000         329,000
                                                                                   --------------


LOOMIS SAYLES FIXED INCOME FUNDS                                              55

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 3O, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

RAIL--TRANSPORT--1.3%
  Burlington Northern Santa Fe Corp., 6.125%, 3/15/09         USD         200,000  $      180,104
                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS--13.1%
  American Health Properties, Inc., 7.050%, 1/15/02                        65,000          63,525
  American Health Properties, Inc., 7.500%, 1/15/07                       275,000         247,921
  Excel Realty Trust, Inc., 6.875%, 10/15/04                              165,000         157,452
  First Industrial, 7.000%, 12/01/06                                      250,000         233,533
  Highwoods Realty LP, 6.750%, 12/01/03                                   350,000         336,759
  Oasis Residential, Inc., 6.750%, 11/15/01                               350,000         344,991
  Trinet Corporate Realty Trust, Inc., 6.750%, 3/01/13                    335,000         309,021
  Trinet Corporate Realty Trust, Inc., 7.300%, 5/15/01                     55,000          54,215
                                                                                   --------------
                                                                                        1,747,417
                                                                                   --------------
RETAIL--GENERAL--1.2%
  J.C. Penney Co., Inc., 7.600%, 4/01/07                                  200,000         161,682
                                                                                   --------------
SECURITIES--4.5%
  Bear Stearns Cos., Inc., 6.125%, 2/01/03                                250,000         245,012
  Lehman Brothers Holdings, Inc., 6.125%, 2/01/01                          60,000          59,785
  Lehman Brothers Holdings, Inc., 7.125%, 9/15/03                         100,000         100,181
  Morgan Stanley Dean Witter & Co., 5.625%, 1/20/04                       200,000         192,458
                                                                                   --------------
                                                                                          597,436
                                                                                   --------------
TELECOMMUNICATIONS--7.0%
  Cox Communications, Inc., 6.500%, 11/15/02                              165,000         162,779
  Intermedia Communications, Inc., 8.600%, 6/01/08                        125,000         119,375
  Sprint Capital Corp., 5.875%, 5/01/04                                   100,000          95,598
  Sprint Capital Corp., 6.125%, 11/15/08                                  200,000         180,660
  Sprint Capital Corp., 6.375%, 5/01/09                                   100,000          91,196
  TCI Communications, Inc., 6.875%, 2/15/06                               290,000         283,342
                                                                                   --------------
                                                                                          932,950
                                                                                   --------------
TEXTILE & APPAREL--1.2%
  Tommy Hilfiger Corp., 6.500%, 6/01/03                                   200,000         161,203
                                                                                   --------------
TOBACCO--0.5%
  Philip Morris Cos., Inc., 7.250%, 9/15/01                                65,000          64,562
                                                                                   --------------
TRUCKING & LEASING--1.5%
  Amerco, 7.490%, 9/18/01                                                 200,000         200,668
                                                                                   --------------
UTILITIES--1.5%
  Texas Utilities Co., 5.940%, 10/15/01                                   200,000         197,734
                                                                                   --------------
  TOTAL NON-CONVERTIBLE BONDS
   (Identified Cost $13,081,701)                                                       12,698,724
                                                                                   --------------


LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 3O, 2000

                                                                             FACE
                                                                           AMOUNT          VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

CONVERTIBLE BONDS--1.8%
AUTO & RELATED--0.9%
  Magna International, Inc. Class A, 4.875%, 2/15/05          USD         125,000  $      111,486
                                                                                   --------------
DIVERSIFIED OPERATIONS--0.9%
  Thermo Electron Corp., 4.250%, 1/01/03 144A                             125,000         118,750
                                                                                   --------------
  TOTAL CONVERTIBLE BONDS
   (Identified Cost $225,502)                                                             230,236
                                                                                   --------------
  TOTAL BONDS AND NOTES
   (Identified Cost $13,307,203)                                                       12,928,960
                                                                                   --------------
  TOTAL INVESTMENTS--97.2%
   (IDENTIFIED COST $13,307,203) @                                                     12,928,960
   Cash and Other Assets, Less Liabilities--2.8%                                          378,477
                                                                                   --------------
  NET ASSETS--100%                                                                 $   13,307,437
                                                                                   --------------
                                                                                   --------------

     + See Note 1.
   PIK All or a portion of income may be received as additional securities. 144A Securities exempt from registration under Rule 144A of the Securities
       Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
     @ At September 30, 2000, the net unrealized depreciation on investments based on cost of $13,312,673 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $112,162 and $495,875, respectively, resulting in net unrealized depreciation of $383,713.

Key to Abbreviations:
CAD: Canadian Dollar
USD: United States Dollar

                 See accompanying notes to financial statements.


LOOMIS SAYLES FIXED INCOME FUNDS                                              57

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                       FACE
                                                                     AMOUNT       VALUE+
-----------------------------------------------------------------------------------------
BONDS AND NOTES-84.1% OF NET ASSETS

NON-CONVERTIBLE BONDS--75.5%
AEROSPACE/DEFENSE--3.5%
  Lockheed Martin Corp., 7.750%, 5/01/26                    USD      325,000   $  313,888
  Raytheon Co., 6.400%, 12/15/18                                     700,000      593,663
  Raytheon Co., 7.200%, 8/15/27                                      250,000      219,287
  Raytheon Co., 7.375%, 7/15/25                                      145,000      127,992
                                                                               ----------
                                                                                1,254,830
                                                                               ----------

AUTO & RELATED--5.0%
  Cummins Engine Co., Inc., 7.125%, 3/01/28                          250,000      207,725
  Delphi Automotive Systems Corp., 7.125%, 5/01/29                   800,000      681,232
  Ford Motor Co., 6.375%, 2/01/29                                    750,000      603,757
  TRW, Inc., 6.650%, 1/15/28                                         225,000      178,742
  TRW, Inc., 7.750%, 6/01/29                                         100,000       90,207
                                                                               ----------
                                                                                1,761,663
                                                                               ----------

BANKS/SAVINGS & LOANS--0.9%
  Key Bank NA, 6.950%, 2/01/28                                       100,000       88,229
  Keycorp Capital III, 7.750%, 7/15/29                               250,000      216,462
                                                                               ----------
                                                                                  304,691
                                                                               ----------

BUILDING MATERIALS--0.2%
  Owens Corning, 7.500%, 8/01/18 ^                                   250,000       71,875
                                                                               ----------
CANADIAN--15.8%
  Canadian Government, Zero Coupon Bond, 6/01/21            CAD      150,000       30,197
  Canadian Government, Zero Coupon Bond, 6/01/25                   5,290,000      879,240
  New Brunswick FM Project, Zero Coupon Bond,
   11/30/27 (step to 6.470% on 5/30/03) 144A #                        75,000       41,077
  Ontario Hydro, Zero Coupon Bond, 11/15/21                        4,000,000      692,302
  Province of Alberta, 5.394%, 6/14/13                               230,250      146,578
  Province of Alberta, 5.930%, 9/16/16                                45,450       29,709
  Province of British Columbia, Zero Coupon Bond, 9/05/20          2,250,000      408,372
  Province of British Columbia, Zero Coupon Bond, 6/09/22            250,000       40,890
  Province of British Columbia, Zero Coupon Bond, 8/19/22            605,000       97,801
  Province of British Columbia, Zero Coupon Bond, 8/23/24          4,850,000      693,741
  Province of Manitoba, Zero Coupon Bond, 3/05/31                 11,100,000    1,180,399
  Province of Manitoba, 6.500%, 9/22/17                               25,000       16,880
  Province of Manitoba, 7.750%, 12/22/25                              55,000       42,540
  Province of Nova Scotia, 6.600%, 6/01/27                           500,000      332,329
  Province of Ontario, Zero Coupon Bond, 6/02/27                   4,700,000      613,231
  Province of Saskatchewan, 5.750%, 3/05/29                          350,000      214,449
  Province of Saskatchewan (Certificate of Deposit),
   Zero Coupon Bond, 2/04/22                                         650,000      107,702
  Province of Saskatchewan (Certificate of Deposit),
   Zero Coupon Bond, 5/30/25                                         215,000       29,853
                                                                               ----------
                                                                                5,597,290
                                                                               ----------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                FACE
                                                              AMOUNT        VALUE+
----------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

COMPUTER HARDWARE--0.7%
  Seagate Technology, Inc., 7.450%, 3/01/37            USD    175,000   $  168,820
  Seagate Technology, Inc., 7.875%, 3/01/17                    75,000       72,423
                                                                        ----------
                                                                           241,243
                                                                        ----------
ENTERTAINMENT--2.0%
  Time Warner, Inc., 6.625%, 5/15/29                          840,000      712,177
                                                                        ----------
FINANCIAL SERVICES--1.6%
  Merey Sweeny LP, 8.850%, 12/18/19 144A                      100,000      100,058
  Security Capital Group, Inc., 7.700%, 6/15/28               225,000      185,265
  US West Capital Funding, Inc., 6.875%, 7/15/28              300,000      268,242
                                                                        ----------
                                                                           553,565
                                                                        ----------
FOOD & BEVERAGE--0.8%
  Pepsi Bottling Group, Inc., 7.000%, 3/01/29                 300,000      274,965
                                                                        ----------
  FOREIGN GOVERNMENT/AGENCY--3.4%
  Republic of Brazil, 10.125%, 5/15/27                         10,000        7,750
  Republic of Brazil C Bond, 8.000%, 4/15/14 PIK              800,414      612,317
  Republic of South Africa, 8.500%, 6/23/17                   200,000      182,500
  Republic of South Africa, 12.500%, 12/21/06          ZAR    400,000       53,749
  Republic of South Africa, 13.000%, 8/31/10                  125,000       16,760
  Republic of South Africa, 13.500%, 9/15/15                  150,000       20,738
  Republic of Venezuela, 9.250%, 9/15/27               USD    200,000      135,260
  South Australia Government Finance Authority,
   Zero Coupon Bond, 12/21/15                          AUD  1,000,000      190,847
                                                                        ----------
                                                                         1,219,921
                                                                        ----------
FOREIGN ISSUER--8.0%
  Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A   USD     50,000       39,250
  Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A              50,000       40,941
  Embotelladora Andina SA, 7.625%, 10/01/27                   125,000      104,739
  Empresa Nacional de Electricidad SA (Endesa),
   7.875%, 2/01/27                                            500,000      439,355
  Enersis SA, 7.400%, 12/01/16                                200,000      175,998
  Espirito Santo Centrais Eletricas SA, 10.000%, 7/15/07      150,000      123,000
  Korea Electric Power Corp., 7.750%, 4/01/13                 150,000      142,096
  PDVSA Finance Ltd., 7.400%, 8/15/16                         100,000       80,625
  PDVSA Finance Ltd., 7.500%, 11/15/28                        200,000      150,000
  Petroleos Mexicanos, 8.625%, 12/01/23 144A                  315,000      283,500
  Petrozuata Finance, Inc., 8.220%, 4/01/17 144A              200,000      165,000
  Pindo Deli Finance Mauritius Ltd., 10.750%, 10/01/07        100,000       49,000
  Pindo Deli Finance Mauritius Ltd., 10.875%, 10/01/27        100,000       38,000
  Quezon Power Philippines Co., 8.860%, 6/15/17                50,000       40,000
  Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A         100,000       76,340
  Telekom Malaysia Berhad, 7.875%, 8/01/25 144A               500,000      452,618
  Tenaga Nasional Berhad, 7.500%, 11/01/25 144A               400,000      338,206
  Total Access Communication Public Co. Ltd.,
   8.375%, 11/04/06 144A                                       25,000       22,000
  Transgas De Occidente SA, 9.790%, 11/01/10 144A              97,053       75,702
                                                                        ----------
                                                                         2,836,370
                                                                        ----------

LOOMIS SAYLES FIXED INCOME FUNDS                                             59

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2000

                                                                          FACE
                                                                        AMOUNT       VALUE+
--------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOREST & PAPER PRODUCTS--1.1%
  International Paper Co., 6.875%, 4/15/29                     USD      375,000   $  318,817
  Westvaco Corp., 7.000%, 8/15/23                                       100,000       82,664
                                                                                  ----------
                                                                                     401,481
                                                                                  ----------

GOVERNMENT AGENCIES--17.9%
  Federal National Mortgage Association,
   Zero Coupon Bond, 10/29/07                                  NZD      700,000      168,561
  Federal National Mortgage Association, 6.000%, 7/01/29       USD      467,286      436,478
  Federal National Mortgage Association, 6.250%, 5/15/29              5,375,000    4,956,771
  Federal National Mortgage Association, 6.375%, 8/15/07       AUD    1,500,000      794,065
                                                                                  ----------
                                                                                   6,355,875
                                                                                  ----------

HEALTHCARE--PRODUCTS--0.3%
  Bausch & Lomb, Inc., 7.125%, 8/01/28                         USD      150,000       91,664
                                                                                  ----------
HOME BUILDERS--0.7%
  Lennar Corp., 7.625%, 3/01/09                                         250,000      212,182
  Pulte Corp., 7.625%, 10/15/17                                          25,000       19,988
                                                                                  ----------
                                                                                     232,170
                                                                                  ----------
OIL & GAS--5.2%
  Anadarko Petroleum Corp., 6.625%, 1/15/28                             250,000      208,260
  Ensco International, Inc., 6.750%, 11/15/07                           250,000      238,445
  Ensco International, Inc., 7.200%, 11/15/27                           250,000      226,247
  Global Marine, Inc., 7.000%, 6/01/28                                  250,000      223,115
  Kerr-McGee Corp., 7.125%, 10/15/27                                    200,000      179,792
  Pennzoil-Quaker State Co., 7.375%, 4/01/29                            250,000      187,215
  Pioneer Natural Resources Co., 7.200%, 1/15/28                         40,000       31,800
  Union Pacific Resources Group, Inc., 7.150%, 5/15/28                  600,000      551,802
                                                                                  ----------
                                                                                   1,846,676
                                                                                  ----------
OIL & GAS DRILLING EQUIPMENT--0.2%
  R & B Falcon Corp., Series B, 7.375%, 4/15/18                         100,000       89,125
                                                                                  ----------
RAIL--TRANSPORT--0.4%
  Louisville & Nashville Railroad Co., 2.875%, 4/01/03                    4,000        3,614
  Louisville & Nashville Railroad Co., 3.375%, 4/01/03                   12,000       10,975
  Missouri Pacific Railroad Co., 4.250%, 1/01/05                         39,000       34,660
  Missouri Pacific Railroad Co., 4.750%, 1/01/20                         46,000       27,887
  Missouri Pacific Railroad Co., 4.750%, 1/01/30                         86,000       50,095
  Missouri Pacific Railroad Co., 5.000%, 1/01/45                         50,000       25,938
                                                                                  ----------
                                                                                     153,169
                                                                                  ----------
REAL ESTATE INVESTMENT TRUSTS--1.6%
  First Industrial, 7.500%, 12/01/17                                    100,000       86,536
  First Industrial, 7.600%, 7/15/28                                     150,000      125,806
  Highwoods Realty LP, 7.500%, 4/15/18                                   50,000       41,477
  Security Capital Industrial Trust, 7.625%, 7/01/17                     75,000       66,392
  Susa Partnership LP, 7.500%, 12/01/27                                 125,000      103,791
  TriNet Corporate Realty Trust, Inc., 7.700%, 7/15/17                  200,000      138,680
                                                                                  ----------
                                                                                     562,682
                                                                                  ----------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000


                                                                           FACE
                                                                         AMOUNT      VALUE+
---------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

RETAIL-GENERAL--0.7%
  J.C. Penney Co., Inc., 7.650%, 8/15/16                        USD      150,000   $  103,440
  K Mart Corp., 7.950%, 2/01/23                                          200,000      133,828
                                                                                   ----------
                                                                                      237,268
                                                                                   ----------
SECURITIES--0.7%
  Lehman Brothers Inc., 6.500%, 4/15/08                                  250,000      233,685
                                                                                   ----------
SUPRANATIONAL--2.5%
  International Bank for Reconstruction & Development,
   Zero Coupon Bond, 8/20/07                                    NZD    2,085,000      516,960
  International Bank for Reconstruction & Development,
   5.500%, 11/03/08                                                    1,000,000      363,350
  International Bank for Reconstruction & Development,
   8.000%, 5/23/07                                                        45,000       18,819
                                                                                   ----------
                                                                                      899,129
                                                                                   ----------

TELECOMMUNICATIONS--0.4%
  Sprint Capital Corp., 6.875%, 11/15/28                        USD      150,000      129,482
                                                                                   ----------
TEXTILE & APPAREL--0.0%
  Kellwood Co., 7.625%, 10/15/17                                          25,000       13,792
                                                                                   ----------
TOBACCO--1.9%
  Philip Morris Cos., Inc., 7.750%, 1/15/27                              750,000      656,235
                                                                                   ----------

  TOTAL NON-CONVERTIBLE BONDS
   (Identified Cost $27,472,894)                                                   26,731,023
                                                                                   ----------

CONVERTIBLE BONDS--8.6%
AUTO & RELATED--0.4%
  Magna International, Inc. Class A, 4.875%, 2/15/05                     150,000      133,313
                                                                                   ----------
COMPUTERS--0.0%
  Maxtor Corp., 5.750%, 3/01/12                                           10,000        7,000
                                                                                   ----------
DIVERSIFIED OPERATIONS--1.5%
  Thermo Electron Corp., 4.250%, 1/01/03 144A                            550,000      522,500
                                                                                   ----------
ELECTRONIC COMPONENTS--0.1%
  Kent Electronics Corp., 4.500%, 9/01/04                                 50,000       41,213
                                                                                   ----------
ELECTRONIC MEASURING INSTRUMENTS--0.2%
  Thermedics, Inc., Zero Coupon Bond, 6/01/03                            100,000       70,000
                                                                                   ----------
ENVIRONMENTAL SERVICES--0.3%
  Thermo TerraTech, Inc., 4.625%, 5/01/03 144A                           110,000      103,675
                                                                                   ----------
FINANCIAL SERVICES--0.3%
  Bell Atlantic Financial Services, 5.750%, 4/01/03                      100,000       96,940
                                                                                   ----------
FOREIGN ISSUER--0.1%
  Burns, Philp, 5.500%, 4/30/04                                           20,000       13,200
  Ssangyong Oil Refining Co., Inc., 3.000%, 12/31/04                      30,000       21,750
                                                                                   ----------
                                                                                       34,950
                                                                                   ----------


LOOMIS SAYLES FIXED INCOME FUNDS                                             61

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                      FACE
                                                                    AMOUNT       VALUE+
-------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

HEALTHCARE-SERVICES--0.4%
  Healthsouth Corp., 3.250%, 4/01/03                       USD      150,000   $    126,000
                                                                              ------------
INDUSTRIAL EQUIPMENT--0.1%
  MascoTech, Inc., 4.500%, 12/15/03                                  75,000         52,500
                                                                              ------------
INSURANCE--1.5%
  Loews Corp., 3.125%, 9/15/07                                      590,000        529,360
                                                                              ------------
MULTI-INDUSTRY--0.7%
  Thermo Instrument Systems, Inc., 4.500%, 10/15/03 144A            250,000        234,375
                                                                              ------------
OFFICE EQUIPMENT--1.7%
  Xerox Corp., 0.570%, 4/21/18                                    1,200,000        617,244
                                                                              ------------
OIL & GAS--1.2%
  Baker Hughes, Inc., Zero Coupon Bond, 5/05/08                     400,000        329,120
  Diamond Offshore Drilling, Inc., 3.750%, 2/15/07                   50,000         56,387
  Noram Energy Corp., 6.000%, 3/15/12                                60,000         55,800
                                                                              ------------
                                                                                   441,307
                                                                              ------------
PUBLISHING--0.1%
  Scholastic Corp., 5.000%, 8/15/05 144A                             50,000         54,125
                                                                              ------------
  TOTAL CONVERTIBLE BONDS
   (Identified Cost $3,030,283)                                                  3,064,502
                                                                              ------------
  TOTAL BONDS AND NOTES
   (Identified Cost $30,503,177)                                                29,795,525
                                                                              ------------

                                                                     SHARES
------------------------------------------------------------------------------------------
PREFERRED STOCKS-2.0% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS--1.1%
REAL ESTATE INVESTMENT TRUSTS--0.9%
  CarrAmerica Realty Corp., Series C, 8.550%                            500         10,750
  CarrAmerica Realty Corp., Series D, 8.450%                          1,300         27,625
  Equity Residential Properties Trust, Series L, 7.625%               1,200         26,250
  First Industrial Realty Trust, Inc., Series D, 7.950%               1,000         20,875
  First Industrial Realty Trust, Inc., Series E, 7.900%               3,100         65,100
  New Plan Excel Realty Trust, Inc., Series B, 8.625%                 6,500        146,250
  ProLogis Trust, Series D, 7.920%                                      900         19,237
                                                                                 ---------
                                                                                   316,087
                                                                                 ---------

UTILITIES--0.2%
  Duquesne Light Co., 4.000%                                          1,110         29,415
  Illinois Power Co., 4.080%                                            200          5,888
  New York State Electric & Gas Corp., 3.750%                           100          4,150
  Pacific Gas & Electric Corp., 4.50%                                   100          1,688
  Pacific Gas & Electric Corp., Series C, 5.00%                         100          1,575
  Southern California Edison Co., 4.320%                                200          2,700

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                         SHARES           VALUE+
-----------------------------------------------------------------------------------
PREFERRED STOCKS-CONTINUED

UTILITIES--CONTINUED
  Wisconsin Power & Light Co., 4.500%                        110       $      6,792
  Xcel Energy, Inc., $3.60                                   300             14,962
                                                                       ------------
                                                                             67,170
                                                                       ------------
  TOTAL NON-CONVERTIBLE PREFERRED STOCKS
   (Identified Cost $371,956)                                               383,257
                                                                       ------------
CONVERTIBLE PREFERRED STOCKS--0.9%
AEROSPACE/DEFENSE--0.1%
  Coltec Capital Trust, 5.250%                             1,000             48,000
                                                                       ------------
OIL & GAS--0.4%
  EVI, Inc. , 5.000%                                       3,000            143,625
                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS--0.4%
  Camden Property Trust, $2.25                               250              6,235
  Equity Residential Properties Trust, 7.250%              6,050            136,881
                                                                       ------------
                                                                            143,116
                                                                       ------------
  TOTAL CONVERTIBLE PREFERRED STOCKS
   (Identified Cost $268,873)                                               334,741
                                                                       ------------
  TOTAL PREFERRED STOCKS
   (Identified Cost $640,829)                                               717,998
                                                                       ------------
                                                                      FACE
                                                                    AMOUNT
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-11.5% OF NET ASSETS

  Repurchase Agreement with State Street Bank and Trust Co., dated 9/29/00 at 5.250% to be repurchased at $4,065,778
   on 10/02/00 collateralized by $3,165,000 U.S. Treasury
   Bond, 8.875% due 2/15/19 with a value of $4,151,322       USD   4,064,000   4,064,000
                                                                             -----------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $4,064,000)                                                4,064,000
                                                                             -----------
TOTAL INVESTMENTS--97.6%
  (IDENTIFIED COST $35,208,006) @                                             34,577,523
  Cash and Other Assets, Less Liabilities--2.4%                                  840,744
                                                                             -----------
NET ASSETS--100%                                                             $35,418,267
                                                                             ===========


LOOMIS SAYLES FIXED INCOME FUNDS                                             63

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

-------------------------------------------------------------------------------

   + See Note 1.
   ^ Security in default
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
 PIK All or a portion of income may be received as additional securities.
   @ At September 30, 2000, the net unrealized depreciation on investments based on cost of $35,208,006 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $642,869 and $1,273,352, respectively, resulting in net unrealized depreciation of $630,483.

Key to Abbreviations:
AUD: Australian Dollar
CAD: Canadian Dollar
NZD: New Zealand Dollar
USD: United States Dollar
ZAR: South African Rand

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                               FACE
                                                             AMOUNT        VALUE+
---------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES-92.9% OF NET ASSETS

ARIZONA--2.6%
  Phoenix Street & Highway User, 6.250%, 7/01/11           $  150,000   $  156,497
                                                                         ---------
FLORIDA--4.6%
  Florida State Board of Education,
   Capital Outlay, 5.000%, 6/01/19                            300,000      278,967
                                                                         ---------
HAWAII--4.4%
  Hawaii State, (MBIA Insured), 4.750%, 4/01/18               300,000      265,650
                                                                         ---------
ILLINOIS--2.6%
  Illinois State Sales Tax Revenue, 6.375%, 6/15/14           150,000      161,780
                                                                         ---------
KENTUCKY--4.1%
  Kentucky State Property & Building
   Commission Revenue, 4.500%, 5/01/03                        250,000      249,687
                                                                         ---------
MASSACHUSETTS--7.6%
  Massachusetts State College Building Authority,
   (MBIA Insured), 5.125%, 5/01/19                            250,000      235,883
  Massachusetts State Consolidated Loan,
   Series C, 4.500%, 9/01/04                                  100,000       99,926
  Massachusetts State Revenue, Grant Anticipation Notes,
   Series A (MBIA Insured), 5.250%, 12/15/12                  125,000      126,906
                                                                         ---------
                                                                           462,715
                                                                         ---------
MICHIGAN--3.6%
  Michigan State Trunk Line, Refunding Series A,
   (MBIA Insured), 4.750%, 11/01/20                           250,000      218,810
                                                                         ---------
NEW JERSEY--3.6%
  New Jersey State Turnpike Authority, 6.500%, 1/01/08        200,000      218,176
                                                                         ---------
NEW YORK--27.4%
  Long Island Power Authority New York,
   (FSA Insured), 5.000%, 12/01/18                            250,000      233,282
  New York City Housing Development Corp.,
   5.625%, 5/01/12                                            145,000      145,747
  New York City Transitional Finance Authority,
   5.000%, 8/15/13                                            200,000      195,534
  New York State Dormitory Authority, 5.100%, 2/15/12         250,000      245,125
  New York State Dormitory Authority, 6.500%, 5/15/05         250,000      269,365
  New York State Dormitory Authority,
   Series A, 6.000%, 7/01/11                                  200,000      210,340
  New York State Environmental Pollution Control,
   5.150%, 6/15/13                                            125,000      125,006
  Tsasc Inc., 5.125%, 7/15/09                                 250,000      247,975
                                                                         ---------
                                                                         1,672,374
                                                                         ---------
NORTH CAROLINA--1.8%
  North Carolina Eastern Municipal Power,
   Refunding Series C, 5.375%, 1/01/05                        110,000      110,218
                                                                         ---------

LOOMIS SAYLES FIXED INCOME FUNDS                                             65

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                              FACE
                                                            AMOUNT         VALUE+
---------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES-CONTINUED
PENNSYLVANIA--3.7%
  Philadelphia Pennsylvania, General Obligation
   (FGIC Insured), 4.750%, 5/15/16                         $ 250,000   $  224,672
                                                                       ----------
PUERTO RICO--4.0%

  Puerto Rico Electric Power Authority, 6.125%, 7/01/09      225,000      246,762
                                                                       ----------
SOUTH CAROLINA--3.9%
  Georgetown County Pollution Control,
   Refunding Project Series A, 5.125%, 2/01/12               250,000      235,090
                                                                       ----------
TENNESSEE--4.5%
  Shelby County, General Obligation
   Series A, 4.750%, 5/01/15                                 300,000      275,355
                                                                       ----------
TEXAS--6.2%
  San Antonio Electric & Gas Revenue,
   Refunding Series A, 5.000%, 2/01/18                       250,000      230,347
  University Texas University Revenue,
   Financing Systems Series B, 5.700%, 8/15/20               150,000      150,923
                                                                       ----------
                                                                          381,270
                                                                       ----------
VIRGINIA--4.4%
  Pocahontas Parkway Association Virginia Toll,
   5.000%, 8/15/11                                           300,000      267,210
                                                                       ----------
WISCONSIN--3.9%
  Wisconsin State Transportation Revenue,
   Unrefunded Series B, 5.500%, 7/01/22                      250,000      239,580
                                                                       ----------
TOTAL MUNICIPAL BONDS AND NOTES
   (Identified Cost $5,792,729)                                         5,664,813
                                                                       ----------
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-6.1% OF NET ASSETS
Repurchase Agreement with State Street Bank
   and Trust Co., dated 9/29/00 at 5.250% to
   be repurchased at $370,162 on 10/02/00
   collateralized by $360,000 U.S Treasury Note,
   6.625% due 5/15/07 with a value of $382,559               370,000      370,000
                                                                       ----------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $370,000)                                             370,000
                                                                       ----------
TOTAL INVESTMENTS--99.0%
  (IDENTIFIED COST $6,162,729) @                                        6,034,813
  Cash and Other Assets, Less Liabilities--1.0%                            63,057
                                                                       ----------
NET ASSETS--100%                                                       $6,097,870
                                                                       ==========

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000
------------------------------------------------------------------------------


   + See Note 1.
   @ At September 30, 2000, the net unrealized depreciation on investments based on cost of $ 6,162,729 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $ 66,198 and $ 194,114, respectively, resulting in net unrealized depreciation of $ 127,916.

Key to Abbreviations:
FGIC:    Federal Guaranty Insurance Corporation
FSA:     Financial Security Assurance
MBIA:    Municipal Bond Insurance Association

                 See accompanying notes to financial statements.















LOOMIS SAYLES FIXED INCOME FUNDS                                             67

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                 FACE
                                                               AMOUNT        VALUE+
-------------------------------------------------------------------------------------
BONDS AND NOTES-96.6% OF NET ASSETS
AIRLINES--1.3%
  Northwest Airlines Corp., 8.375%, 3/15/04                   $  400,000   $  383,164
                                                                           ----------
BROADCASTING--3.3%
  Adelphia Communications Corp., Series B, 9.250%, 10/01/02    1,000,000      992,500
                                                                           ----------
CHEMICALS--3.3%
  ICI Wilmington, Inc., 8.750%, 5/01/01                        1,000,000    1,004,870
                                                                           ----------
DIVERSIFIED OPERATIONS--3.3%
  Textron, Inc., 6.750%, 9/15/02                               1,000,000      995,310
                                                                           ----------
FINANCIAL SERVICES--21.6%
  BankBoston Home Equity Loan Trust, 6.140%, 1/25/19             550,000      517,924
  CIT Group, Inc., 5.500%, 2/15/04                             1,000,000      947,370
  Finova Capital Corp., 6.824%, 3/09/01                        1,000,000      887,420
  Fleetwood Credit Grantor Trust, 6.900%, 3/15/12                166,400      165,873
  Ford Motor Credit Co., 7.500%, 6/15/03                         700,000      706,937
  General Motors Acceptance Corp., 5.750%, 11/10/03            1,000,000      965,070
  Heller Financial, Inc., 7.875%, 5/15/03                      1,000,000    1,016,800
  Household Finance Corp., 6.000%, 5/01/04                     1,000,000      967,750
  Sears Roebuck Acceptance Corp., 6.950%, 5/15/02                340,000      337,875
                                                                           ----------
                                                                            6,513,019
                                                                           ----------
FOREIGN ISSUER--7.1%
  Alestra SA de RL de CV, 12.125%, 5/15/06                       600,000      582,000
  PDVSA Finance Ltd., 6.650%, 2/15/06                            645,000      578,232
  Philippine Long Distance Telephone Co., 10.625%, 6/02/04       980,000      970,200
                                                                           ----------
                                                                            2,130,432
                                                                           ----------
FOREST & PAPER PRODUCTS--1.2%
  Fort James Corp., 6.625%, 9/15/04                              360,000      347,537
                                                                           ----------
GOVERNMENT AGENCIES--1.2%
  Federal Home Loan Mortgage Corp., 6.500%, 5/15/08              355,264      349,821
                                                                           ----------
INSURANCE--2.1%
  Allstate Corp., 7.875%, 5/01/05                                600,000      619,320
                                                                           ----------
MANUFACTURING--6.5%
  FMC Corp., 7.125%, 11/25/02                                    975,000      967,825
  IMC Global, Inc., 7.400%, 11/01/02                           1,000,000      983,810
                                                                           ----------
                                                                            1,951,635
                                                                           ----------
MORTGAGE RELATED--11.2%
  Countrywide Home Loans, Inc., 6.850%, 6/15/04                1,000,000      985,370
  Federal National Mortgage Association, 8.000%, 6/01/15       1,707,974    1,738,923
  Residential Funding Mortgage, Inc., 6.750%, 12/25/14           659,979      647,928
                                                                           ----------
                                                                            3,372,221
                                                                           ----------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                          FACE
                                                        AMOUNT         VALUE+
-------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED
OIL & GAS--5.0%
  Occidental Petroleum Corp., 6.400%, 4/01/03         $   500,000   $   491,645
  Tosco Corp., 7.625%, 5/15/06                          1,000,000     1,015,020
                                                                    -----------
                                                                      1,506,665
                                                                    -----------
OIL & GAS EXPLORATION--0.9%
  Parker & Parsley Petroleum Co., 8.875%, 4/15/05         275,000       272,489
                                                                    -----------
PACKAGING--3.3%
  Stone Container Corp., 12.250%, 4/01/02               1,000,000     1,010,000
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS--2.5%
  Host Marriot Corp., Series A, 7.875%, 8/01/05           600,000       567,000
  Oasis Residential, Inc., 7.000%, 11/15/03               200,000       194,592
                                                                    -----------
                                                                        761,592
                                                                    -----------
RESTAURANTS--2.1%
  Tricon Global Restaurants, Inc., 7.450%, 5/15/05        680,000       644,497
                                                                    -----------
RETAIL--GENERAL--0.9%
  Dillard's, Inc., 6.430%, 8/01/04                        335,000       272,298
                                                                    -----------
SECURITIES--3.3%
  Morgan Stanley Dean Witter & Co., 7.125%, 1/15/03     1,000,000     1,004,680
                                                                    -----------
TELECOMMUNICATIONS--7.7%
  A T & T Corp., 6.800%, 2/01/01                        1,000,000       998,640
  Sprint Spectrum LP, Zero Coupon Bond, 8/15/06
   (step to 12.500% on 8/15/01) #                         560,000       551,130
  WorldCom, Inc., 8.000%, 5/15/06                         750,000       780,052
                                                                    -----------
                                                                      2,329,822
                                                                    -----------
TRUCKING & LEASING--1.3%
  Amerco, 7.850%, 5/15/03                                 420,000       395,409
                                                                    -----------
U.S. GOVERNMENT--4.3%
  U.S. Treasury Notes, 5.250%, 8/15/03                    243,000       238,483
  U.S. Treasury Notes, 5.875%, 2/15/04                    300,000       299,532
  U.S. Treasury Strips, Zero Coupon Bond, 11/15/01        800,000       746,816
                                                                    -----------
                                                                      1,284,831
                                                                    -----------
WASTE MANAGEMENT--3.2%
  Waste Management, Inc., 6.000%, 5/15/01               1,000,000       978,940
                                                                    -----------
  TOTAL BONDS AND NOTES
   (Identified Cost $29,424,468)                                     29,121,052
                                                                    -----------

LOOMIS SAYLES FIXED INCOME FUNDS                                             69

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                   FACE
                                                                 AMOUNT       VALUE+
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.2% OF NET ASSETS
Repurchase Agreement with State Street Bank and Trust Co.,
dated 9/29/00 at 5.250% to be repurchased at $353,154 on
10/02/00 collateralized by $275,000 U.S. Treasury Bond,
8.875% due 2/15/19 with a value of $360,699                    $353,000    $   353,000
                                                                           -----------

  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $353,000)                                                  353,000
                                                                           -----------
TOTAL INVESTMENTS--97.8%
  (IDENTIFIED COST $29,777,468) @                                           29,474,052
  Cash and Other Assets, Less Liabilities--2.2%                                667,481
                                                                           -----------
NET ASSETS--100%                                                           $30,141,533
                                                                           ===========

+    See Note 1
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
@ At September 30, 2000, the net unrealized depreciation on investments based on cost of $29,790,827 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $219,848 and $536,623, respectively, resulting in net unrealized depreciation of $316,775.

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                   FACE
                                                                 AMOUNT        VALUE+
---------------------------------------------------------------------------------------
BONDS AND NOTES-98.1% OF NET ASSETS
GOVERNMENT AGENCIES--13.8%
  Federal National Mortgage Association, 6.250%, 5/15/29      $   900,000   $   829,971
  Government National Mortgage Association, 7.000%, 1/15/28       765,044       753,569
                                                                            -----------
                                                                              1,583,540
                                                                            -----------
U.S. GOVERNMENT--84.3%
  U.S. Treasury Bonds, 6.000%, 2/15/26                          2,800,000     2,776,368
  U.S. Treasury Bonds, 7.250%, 5/15/16                          3,300,000     3,671,778
  U.S. Treasury Bonds, 7.500%, 11/15/24                         1,050,000     1,236,375
  U.S. Treasury Notes, 6.000%, 8/15/09                          2,000,000     2,010,000
                                                                            -----------
                                                                              9,694,521
                                                                            -----------
TOTAL BONDS AND NOTES

  (Identified Cost $11,055,046)                                              11,278,061
                                                                            -----------
TOTAL INVESTMENTS--98.1%
  (IDENTIFIED COST $11,055,046) @                                            11,278,061
  Cash and Other Assets, Less Liabilities--1.9%                                 216,790
                                                                            -----------
NET ASSETS--100%                                                            $11,494,851
                                                                            ===========

+    See Note 1.
@ At September 30, 2000, the net unrealized appreciation on investments based on cost of $11,220,781 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $78,199 and $20,919, respectively, resulting in net unrealized appreciation of $57,280.

                 See accompanying notes to financial statements.


LOOMIS SAYLES FIXED INCOME FUNDS                                             71

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000

                                                                                      GLOBAL
                                                                     BOND               BOND
                                                                     FUND               FUND
--------------------------------------------------------------------------------------------------
ASSETS
  Investments at value                                        $ 1,714,569,309    $    46,612,052
  Repurchase Agreements at value                                   17,714,000          1,000,000
  Cash                                                              1,158,438                534
  Foreign currency at value                                         1,537,751             89,134
  Receivable for:
    Fund shares sold                                                3,727,822             24,123
    Securities sold                                                   284,219            979,519
    Forward foreign currency exchange contracts (Note 1D)                   0             31,674
    Dividends and interest                                         28,013,907          1,135,135
  Due from the adviser (Note 3)                                       177,742             22,892
  Other assets (Note 1I)                                                    0                  0
                                                              ---------------    ---------------
                                                                1,767,183,188         49,895,063
                                                              ---------------    ---------------
LIABILITIES
  Payable for:
    Securities purchased                                           11,391,497            958,607
    Fund shares redeemed                                            1,882,186             98,232
    Dividends declared                                                      0                  0
  Accrued expenses:
    Management fees (Note 3)                                          870,315             23,947
    Trustees' fees (Note 3A)                                              611                612
    Administrative fees (Note 3)                                      101,554              2,929
    12b-1 fees payable                                                 17,259              2,390
  Other (Note 3)                                                      319,010             52,172
                                                              ---------------    ---------------
                                                                   14,582,432          1,138,889
                                                              ---------------    ---------------
NET ASSETS                                                    $ 1,752,600,756    $    48,756,174
                                                              ===============    ===============
  Net Assets consist of:
    Capital paid in                                           $ 1,897,922,720    $    53,775,699
    Undistributed (or Distribution in excess of)
     net investment income                                         37,932,526          1,800,248
    Accumulated net realized gain (loss)                          (24,359,419)           177,170
    Unrealized appreciation (depreciation) on:
     Investments*                                                (158,820,431)        (6,995,840)
     Foreign currency translations                                    (74,640)            (1,103)
                                                              ---------------    ---------------
NET ASSETS                                                    $ 1,752,600,756    $    48,756,174
                                                              ===============    ===============
INSTITUTIONAL CLASS:
  Net assets                                                  $ 1,670,825,204    $    37,035,472
  Shares of beneficial interest outstanding, no par value         144,856,336          3,388,329
  Net asset value and redemption price**                      $         11.53    $         10.93
RETAIL CLASS:
  Net assets                                                  $    78,039,295    $    11,720,702
  Shares of beneficial interest outstanding, no par value           6,771,592          1,074,661
  Net asset value and redemption price                        $         11.52    $         10.91
ADMIN CLASS:
  Net assets                                                  $     3,736,257               --
  Shares of beneficial interest outstanding, no par value             324,432               --
  Net asset value and redemption price                        $         11.52               --
J CLASS:
  Net assets                                                             --                 --
  Shares of beneficial interest outstanding, no par value                --                 --
  Net asset value and redemption price                                   --                 --
  Maximum offering price per share (net asset value/96.50%)              --                 --
Identified cost of investments                                $ 1,891,103,740    $    54,607,892
                                                              ===============    ===============

*    NET OF CAPITAL GAIN WITHHOLDING TAXES OF $212 FOR THE HIGH YIELD FUND.

** THE REDEMPTION PRICE PER SHARE FOR THE INSTITUTIONAL CLASS OF THE HIGH YIELD FUND FOR SHARES HELD LESS THAN ONE YEAR IS EQUAL TO NET ASSET VALUE LESS 2% OF THE AMOUNT REDEEMED. (SEE NOTE 1H).

                    See accompanying notes to financial statements.


                                                                         HIGH        INTERMEDIATE       INVESTMENT       MUNICIPAL
                                                                        YIELD       MATURITY BOND       GRADE BOND            BOND
                                                                         FUND                FUND             FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at value                                               $ 23,253,134    $ 12,928,960     $ 30,513,523   $  5,664,813
  Repurchase Agreements at value                                          275,000               0        4,064,000        370,000
  Cash                                                                        455         160,243              533            847
  Foreign currency at value                                                     0           6,874            1,067              0
  Receivable for:
    Fund shares sold                                                        5,254               0        1,380,452              0
    Securities sold                                                       281,406               0          169,781              0
    Forward foreign currency exchange contracts (Note 1D)                       0               0                0              0
    Dividends and interest                                                439,784         240,285          545,898         90,681
  Due from the adviser (Note 3)                                            11,173          16,223           81,510         13,776
  Other assets (Note 1I)                                                    1,751               0                0              0
                                                                     ------------    ------------     ------------   ------------
                                                                       24,267,957      13,352,585       36,756,764      6,140,117
                                                                     ------------    ------------     ------------   ------------
LIABILITIES
  Payable for:
    Securities purchased                                                   80,700               0        1,235,308              0
    Fund shares redeemed                                                      310               0           51,276              0
    Dividends declared                                                          0               0                0          7,674
  Accrued expenses:
    Management fees (Note 3)                                               11,721           4,403           10,676          1,512
    Trustees' fees (Note 3A)                                                  592             609              589            528
    Administrative fees (Note 3)                                            1,201             990            2,196            541
    12b-1 fees payable                                                          0             458           17,268              0
  Other (Note 3)                                                           44,646          38,688           21,184         31,992
                                                                     ------------    ------------     ------------   ------------
                                                                          139,170          45,148        1,338,497         42,247
                                                                     ------------    ------------     ------------   ------------
NET ASSETS                                                           $ 24,128,787    $ 13,307,437     $ 35,418,267   $  6,097,870
                                                                     ============    ============     ============   ============
  Net Assets consist of:
    Capital paid in                                                  $ 25,535,460    $ 13,727,813     $ 36,113,150   $  6,263,562
    Undistributed (or Distribution in excess of)
     net investment income                                                795,559         226,834          166,171         47,539
    Accumulated net realized gain (loss)                                 (592,378)       (268,810)        (230,244)       (85,315)
    Unrealized appreciation (depreciation) on:
     Investments*                                                      (1,609,440)       (378,243)        (630,483)      (127,916)
     Foreign currency translations                                           (414)           (157)            (327)             0
                                                                     ------------    ------------     ------------   ------------
NET ASSETS                                                           $ 24,128,787    $ 13,307,437     $ 35,418,267   $  6,097,870
                                                                     ============    ============     ============   ============
INSTITUTIONAL CLASS:
  Net assets                                                         $ 24,128,787    $ 11,238,928     $  2,904,787   $  6,097,870
  Shares of beneficial interest outstanding, no par value               2,742,246       1,173,614          292,960        555,173
  Net asset value and redemption price**                             $       8.80    $       9.58     $       9.92   $      10.98
RETAIL CLASS:
  Net assets                                                                   --    $  2,068,509     $  2,249,728             --
  Shares of beneficial interest outstanding, no par value                      --         216,173          226,935             --
  Net asset value and redemption price                                         --    $       9.57     $       9.91             --
ADMIN CLASS:
  Net assets                                                                   --              --               --             --
  Shares of beneficial interest outstanding, no par value                      --              --               --             --
  Net asset value and redemption price                                         --              --               --             --
J CLASS:
  Net assets                                                                   --              --     $ 30,263,752             --
  Shares of beneficial interest outstanding, no par value                      --              --        3,054,100             --
  Net asset value and redemption price                                         --              --     $       9.91             --
  Maximum offering price per share (net asset value/96.50%)                    --              --     $      10.26             --
Identified cost of investments                                       $ 25,137,362    $ 13,307,203     $ 35,208,006   $  6,162,729
                                                                     ============    ============     ============   ============



                                                                       SHORT-TERM      GOVERNMENT
                                                                             BOND      SECURITIES
                                                                             FUND            FUND
--------------------------------------------------------------------------------------------------
ASSETS
  Investments at value                                                $ 29,121,052    $ 11,278,061
  Repurchase Agreements at value                                           353,000               0
  Cash                                                                         449          60,255
  Foreign currency at value                                                      0               0
  Receivable for:
    Fund shares sold                                                         1,289           1,361
    Securities sold                                                         61,581               0
    Forward foreign currency exchange contracts (Note 1D)                        0               0
    Dividends and interest                                                 651,813         182,609
  Due from the adviser (Note 3)                                             17,080          13,551
  Other assets (Note 1I)                                                         0               0
                                                                      ------------    ------------
                                                                        30,206,264      11,535,837
                                                                      ------------    ------------
LIABILITIES
  Payable for:
    Securities purchased                                                         0               0
    Fund shares redeemed                                                     1,567           3,042
    Dividends declared                                                      16,353               0
  Accrued expenses:
    Management fees (Note 3)                                                 6,122           2,810
    Trustees' fees (Note 3A)                                                   622             625
    Administrative fees (Note 3)                                             2,342             803
    12b-1 fees payable                                                         189               0
  Other (Note 3)                                                            37,536          33,706
                                                                      ------------    ------------
                                                                            64,731          40,986
                                                                      ------------    ------------
NET ASSETS                                                            $ 30,141,533    $ 11,494,851
                                                                      ============    ============
  Net Assets consist of:
    Capital paid in                                                   $ 31,452,055    $ 12,060,528
    Undistributed (or Distribution in excess of)
     net investment income                                                  10,549         170,742
    Accumulated net realized gain (loss)                                (1,017,655)       (959,434)
    Unrealized appreciation (depreciation) on:
     Investments*                                                         (303,416)        223,015
     Foreign currency translations                                               0               0
                                                                      ------------    ------------
NET ASSETS                                                            $ 30,141,533    $ 11,494,851
                                                                      ============    ============
INSTITUTIONAL CLASS:
  Net assets                                                          $ 29,211,086    $ 11,494,851
  Shares of beneficial interest outstanding, no par value                3,097,309       1,082,034
  Net asset value and redemption price**                              $       9.43    $      10.62
RETAIL CLASS:
  Net assets                                                          $    930,447              --
  Shares of beneficial interest outstanding, no par value                   98,657              --
  Net asset value and redemption price                                $       9.43              --
ADMIN CLASS:
  Net assets                                                                    --              --
  Shares of beneficial interest outstanding, no par value                       --              --
  Net asset value and redemption price                                          --              --
J CLASS:
  Net assets                                                                    --              --
  Shares of beneficial interest outstanding, no par value                       --              --
  Net asset value and redemption price                                          --              --
  Maximum offering price per share (net asset value/96.50%)                     --              --
Identified cost of investments                                        $ 29,777,468    $ 11,055,046
                                                                      ============    ============

LOOMIS SAYLES FIXED INCOME FUNDS                                             73

LOOMIS SAYLES FIXED INCOME FUNDS


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000


                                                                                       GLOBAL
                                                                       BOND             BOND
                                                                       FUND             FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                                       $   5,870,778    $       4,711
  Interest                                                           145,553,174        3,374,101
                                                                   -------------    -------------
                                                                     151,423,952        3,378,812
                                                                   -------------    -------------
  Expenses
    Management fees (Note 3)                                          10,016,448          268,763
    12b-1 fees (Retail Class)                                            171,269           24,348
    12b-1 fees (Admin Class)                                               6,889                0
    12b-1 fees (J Class)                                                       0                0
    Shareholder service fees (Admin Class)                                 6,889                0
    Shareholder service fees (J Class)                                         0                0
    Trustees' fees and expenses (Note 3A)                                  4,432            4,432
    Administrative fees (Note 3)                                         884,491           29,517
    Custodian and accounting fees                                        461,213           75,138
    Transfer agent fees (Institutional Class) (Note 3)                   742,813           27,653
    Transfer agent fees (Retail Class) (Note 3)                           77,119           20,117
    Transfer agent fees (Admin Class)                                     20,773                0
    Transfer agent fees (J Class) (Note 3)                                     0                0
    Audit and tax services fees                                           59,471           32,197
    Registration fees                                                     76,638           23,628
    Printing fees                                                        342,935           21,378
    Amortization of organization expenses (Note 1I):
     Institutional Class                                                       0                0
    Other expenses                                                        81,219           12,957
                                                                   -------------    -------------
    Total expenses                                                    12,952,599          540,128
    Less expenses waived and reimbursed by the
     investment adviser (Note 3)                                        (246,999)        (112,636)
                                                                   -------------    -------------
    Net expenses                                                      12,705,600          427,492
                                                                   -------------    -------------
  Net investment income                                              138,718,352        2,951,320
                                                                   -------------    -------------
NET REALIZED GAIN (LOSS) ON:
  Investments                                                        (23,033,371)        (193,597)
  Foreign currency transactions                                         (212,775)        (100,427)
                                                                   -------------    -------------
  Total net realized gain (loss)                                     (23,246,146)        (294,024)
                                                                   -------------    -------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments **                                                      (9,134,620)      (5,053,347)
  Foreign currency translations                                          (83,684)          40,358
                                                                   -------------    -------------
  Total net change in unrealized appreciation (depreciation)          (9,218,304)      (5,012,989)
                                                                   -------------    -------------
  Total net realized gain (loss) and change
    in unrealized appreciation (depreciation)                        (32,464,450)      (5,307,013)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              $ 106,253,902    $  (2,355,693)
                                                                   =============    =============

* NET OF FOREIGN WITHHOLDING TAXES OF $12,368, $1,178 AND $772 FOR THE BOND, GLOBAL BOND AND HIGH YIELD FUNDS, RESPECTIVELY.

**   NET OF CHANGE IN CAPITAL GAIN WITHHOLDING TAXES OF $212 FOR HIGH YIELD
     FUND.

                    See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000


                                                                 HIGH      INTERMEDIATE    INVESTMENT     MUNICIPAL
                                                                YIELD     MATURITY BOND    GRADE BOND          BOND
                                                                 FUND              FUND          FUND          FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                                 $   307,635    $         0    $    34,393   $         0
  Interest                                                     2,467,588        938,688      1,770,695       421,137
                                                             -----------    -----------    -----------   -----------
                                                               2,775,223        938,688      1,805,088       421,137
                                                             -----------    -----------    -----------   -----------
  Expenses
    Management fees (Note 3)                                     134,648         50,314         91,373        23,723
    12b-1 fees (Retail Class)                                          0          4,906          6,259             0
    12b-1 fees (Admin Class)                                           0              0              0             0
    12b-1 fees (J Class)                                               0              0         57,108             0
    Shareholder service fees (Admin Class)                             0              0              0             0
    Shareholder service fees (J Class)                                 0              0         76,672             0
    Trustees' fees and expenses (Note 3A)                          4,411          4,432          4,432         4,351
    Administrative fees (Note 3)                                  13,002         11,293         27,520         3,886
    Custodian and accounting fees                                 57,735         61,423         75,857        45,518
    Transfer agent fees (Institutional Class) (Note 3)            27,928         23,064         29,842        31,028
    Transfer agent fees (Retail Class) (Note 3)                        0         19,062         19,090             0
    Transfer agent fees (Admin Class)                                  0              0          7,852             0
    Transfer agent fees (J Class) (Note 3)                             0              0              0             0
    Audit and tax services fees                                   26,607         12,140         42,510        10,541
    Registration fees                                              4,278         23,601         26,052        16,726
    Printing fees                                                 14,697          8,207        129,622         9,080
    Amortization of organization expenses (Note 1I):
     Institutional Class                                           1,706              0              0             0
    Other expenses                                                11,887         11,445         90,942        11,007
                                                             -----------    -----------    -----------   -----------
    Total expenses                                               296,899        229,887        685,131       155,860
    Less expenses waived and reimbursed by the
     investment adviser (Note 3)                                (128,589)      (155,799)      (419,453)     (116,321)
                                                             -----------    -----------    -----------   -----------
    Net expenses                                                 168,310         74,088        265,678        39,539
                                                             -----------    -----------    -----------   -----------
  Net investment income                                        2,606,913        864,600      1,539,410       381,598
                                                             -----------    -----------    -----------   -----------
NET REALIZED GAIN (LOSS) ON:
  Investments                                                   (405,298)       (24,498)      (136,215)      (47,389)
  Foreign currency transactions                                   (1,158)           (46)          (853)            0
                                                             -----------    -----------    -----------   -----------
  Total net realized gain (loss)                                (406,456)       (24,544)      (137,068)      (47,389)
                                                             -----------    -----------    -----------   -----------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments **                                                 714,145         70,640        (30,073)       29,009
  Foreign currency translations                                     (524)          (173)          (456)            0
                                                             -----------    -----------    -----------   -----------
  Total net change in unrealized appreciation (depreciation)     713,621         70,467        (30,529)       29,009
                                                             -----------    -----------    -----------   -----------
  Total net realized gain (loss) and change
    in unrealized appreciation (depreciation)                    307,165         45,923       (167,597)      (18,380)
                                                             -----------    -----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $ 2,914,078    $   910,523    $ 1,371,813   $   363,218
                                                             ===========    ===========    ===========   ===========


                                                                                    U.S.
                                                               SHORT-TERM     GOVERNMENT
                                                                     BOND     SECURITIES
                                                                     FUND           FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                                   $         0   $         0
  Interest                                                       2,392,763       911,337
                                                               -----------   -----------
                                                                 2,392,763       911,337
                                                               -----------   -----------
  Expenses
    Management fees (Note 3)                                        82,347        40,960
    12b-1 fees (Retail Class)                                        1,799             0
    12b-1 fees (Admin Class)                                             0             0
    12b-1 fees (J Class)                                                 0             0
    Shareholder service fees (Admin Class)                               0             0
    Shareholder service fees (J Class)                                   0             0
    Trustees' fees and expenses (Note 3A)                            4,432         4,432
    Administrative fees (Note 3)                                    22,132         6,587
    Custodian and accounting fees                                   56,387        39,658
    Transfer agent fees (Institutional Class) (Note 3)              34,189        27,339
    Transfer agent fees (Retail Class) (Note 3)                     18,753             0
    Transfer agent fees (Admin Class)                                    0             0
    Transfer agent fees (J Class) (Note 3)                               0             0
    Audit and tax services fees                                     14,408        11,945
    Registration fees                                               23,852        13,618
    Printing fees                                                   12,911        12,831
    Amortization of organization expenses (Note 1I):
     Institutional Class                                                 0             0
    Other expenses                                                  11,316        11,504
                                                               -----------   -----------
    Total expenses                                                 282,526       168,874
    Less expenses waived and reimbursed by the
     investment adviser (Note 3)                                  (136,519)     (100,607)
                                                               -----------   -----------
    Net expenses                                                   146,007        68,267
                                                               -----------   -----------
  Net investment income                                          2,246,756       843,070
                                                               -----------   -----------
NET REALIZED GAIN (LOSS) ON:
  Investments                                                     (470,444)     (526,594)
  Foreign currency transactions                                          0             0
                                                               -----------   -----------
  Total net realized gain (loss)                                  (470,444)     (526,594)
                                                               -----------   -----------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments **                                                   159,553       756,211
  Foreign currency translations                                          0             0
                                                               -----------   -----------
  Total net change in unrealized appreciation (depreciation)       159,553       756,211
                                                               -----------   -----------
  Total net realized gain (loss) and change
    in unrealized appreciation (depreciation)                     (310,891)      229,617
                                                               -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $ 1,935,865   $ 1,072,687
                                                               ===========   ===========

LOOMIS SAYLES FIXED INCOME FUNDS                                             75

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
BOND FUND

                                                             YEAR                YEAR
                                                            ENDED               ENDED
                                                    SEPTEMBER 30,       SEPTEMBER 30,
                                                             2000                1999
-------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                            $   138,718,352    $   128,881,830
  Net realized gain (loss)                             (23,246,146)        18,870,044
  Change in unrealized appreciation
    (depreciation)                                      (9,218,304)       (35,325,692)
                                                   ---------------    ---------------
    Increase (decrease) in net assets from
     operations                                        106,253,902        112,426,182
                                                   ---------------    ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                             (125,893,967)      (122,784,914)
    Net realized gain on investments                             0        (61,875,293)
  RETAIL CLASS
    Net investment income                               (5,062,287)        (4,275,392)
    Net realized gain on investments                             0         (2,285,658)
  ADMIN CLASS
    Net investment income                                 (184,601)           (90,938)
    Net realized gain on investments                             0            (52,035)
                                                   ---------------    ---------------
                                                      (131,140,855)      (191,364,230)
                                                   ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)
  Increase (decrease) in net assets derived from
    capital share transactions                         178,615,994        167,959,892
                                                   ---------------    ---------------
  Total increase (decrease) in net assets              153,729,041         89,021,844
NET ASSETS
  Beginning of the period                            1,598,871,715      1,509,849,871
                                                   ---------------    ---------------
  End of the period                                $ 1,752,600,756    $ 1,598,871,715
                                                   ===============    ===============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                                $    37,932,526    $    31,716,557
                                                   ===============    ===============

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS


STATEMENTS OF CHANGES IN NET ASSETS
GLOBAL BOND FUND

                                                      YEAR             YEAR
                                                      ENDED           ENDED
                                              SEPTEMBER 30,   SEPTEMBER 30,
                                                       2000            1999
---------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                       $  2,951,320    $  2,515,205
  Net realized gain (loss)                        (294,024)        883,182
  Change in unrealized appreciation
    (depreciation)                              (5,012,989)      1,728,984
                                              ------------    ------------
    Increase (decrease) in net assets from
     operations                                 (2,355,693)      5,127,371
                                              ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                       (1,914,609)     (1,752,877)
    Net realized gain on investments            (1,173,369)       (736,862)
  RETAIL CLASS
    Net investment income                         (425,871)       (288,728)
    Net realized gain on investments              (265,483)       (127,023)
                                              ------------    ------------
                                                (3,779,332)     (2,905,490)
                                              ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)
  Increase (decrease) in net assets derived
    from  capital share transactions            13,631,766       2,802,005
                                              ------------    ------------
  Total increase (decrease) in net assets        7,496,741       5,023,886
NET ASSETS
  Beginning of the period                       41,259,433      36,235,547
                                              ------------    ------------
  End of the period                           $ 48,756,174    $ 41,259,433
                                              ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                           $  1,800,248    $  1,670,561
                                              ============    ============


                 See accompanying notes to financial statements.



LOOMIS SAYLES FIXED INCOME FUNDS                                             77

LOOMIS SAYLES FIXED INCOME FUNDS


STATEMENTS OF CHANGES IN NET ASSETS
HIGH YIELD FUND

                                                      YEAR            YEAR
                                                     ENDED           ENDED
                                             SEPTEMBER 30,   SEPTEMBER 30,
                                                      2000            1999
-------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                       $  2,606,913    $  2,102,109
  Net realized gain (loss)                        (406,456)       (187,724)
  Change in unrealized appreciation
    (depreciation)                                 713,621       1,138,430
                                              ------------    ------------
    Increase (decrease) in net assets from
     operations                                  2,914,078       3,052,815
                                              ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                       (2,406,069)     (1,560,761)
    Net realized gain on investments                (2,459)       (238,840)
  RETAIL CLASS
    Net investment income                                0        (270,450)
    Net realized gain on investments                     0        (125,847)
                                              ------------    ------------
                                                (2,408,528)     (2,195,898)
                                              ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)
  Increase (decrease) in net assets derived
    from capital share transactions              3,472,108       8,611,790
                                              ------------    ------------
  Redemption Fees (Note 1H)                          1,549          36,460
                                              ------------    ------------
  Total increase (decrease) in net assets        3,979,207       9,505,167

NET ASSETS
  Beginning of the period                       20,149,580      10,644,413
                                              ------------    ------------
  End of the period                           $ 24,128,787    $ 20,149,580
                                              ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                           $    795,559    $    598,927
                                              ============    ============


                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
INTERMEDIATE MATURITY BOND FUND

                                                        YEAR            YEAR
                                                       ENDED           ENDED
                                               SEPTEMBER 30,   SEPTEMBER 30,
                                                        2000            1999
-------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                       $    864,600    $    696,954
  Net realized gain (loss)                         (24,544)       (219,936)
  Change in unrealized appreciation
    (depreciation)                                  70,467        (188,090)
                                              ------------    ------------
    Increase (decrease) in net assets from
     operations                                    910,523         288,928
                                              ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                         (694,006)       (636,123)
    Net realized gain on investments                     0         (77,718)
  RETAIL CLASS
    Net investment income                         (127,051)        (60,288)
    Net realized gain on investments                     0          (6,918)
                                              ------------    ------------
                                                  (821,057)       (781,047)
                                              ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)
  Increase (decrease) in net assets derived
    from capital share transactions              2,460,242       1,985,972
                                              ------------    ------------
  Total increase (decrease) in net assets        2,549,708       1,493,853

NET ASSETS
  Beginning of the period                       10,757,729       9,263,876
                                              ------------    ------------
  End of the period                           $ 13,307,437    $ 10,757,729
                                              ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                           $    226,834    $    179,258
                                              ============    ============


                 See accompanying notes to financial statements.


LOOMIS SAYLES FIXED INCOME FUNDS                                             79

LOOMIS SAYLES FIXED INCOME FUNDS


STATEMENTS OF CHANGES IN NET ASSETS
INVESTMENT GRADE BOND FUND


                                                        YEAR            YEAR
                                                       ENDED           ENDED
                                               SEPTEMBER 30,   SEPTEMBER 30,
                                                        2000            1999
----------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                       $  1,539,410    $    651,731
  Net realized gain (loss)                        (137,068)        (29,646)
  Change in unrealized appreciation
    (depreciation)                                 (30,529)       (410,003)
                                              ------------    ------------
    Increase (decrease) in net assets from
     operations                                  1,371,813         212,082
                                              ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                         (182,374)       (194,834)
    Net realized gain on investments                     0         (69,604)
  RETAIL CLASS
    Net investment income                         (177,798)       (158,241)
    Net realized gain on investments                     0         (64,811)
  J CLASS
    Net investment income                       (1,124,657)       (258,512)
                                              ------------    ------------
                                                (1,484,829)       (746,002)
                                              ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)
  Increase (decrease) in net assets derived
    from capital share transactions             14,236,222      17,308,327
                                              ------------    ------------
  Total increase (decrease) in net assets       14,123,206      16,774,407

NET ASSETS
  Beginning of the period                       21,295,061       4,520,654
                                              ------------    ------------
  End of the period                           $ 35,418,267    $ 21,295,061
                                              ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                           $    166,171    $    114,023
                                              ============    ============

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
MUNICIPAL BOND FUND

                                                       YEAR            YEAR
                                                      ENDED           ENDED
                                              SEPTEMBER 30,   SEPTEMBER 30,
                                                       2000            1999
---------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                       $    381,598    $    464,723
  Net realized gain (loss)                         (47,389)         31,069
  Change in unrealized appreciation
    (depreciation)                                  29,009        (784,422)
                                              ------------    ------------
    Increase (decrease) in net assets from
     operations                                    363,218        (288,630)
                                              ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                         (381,598)       (464,723)
    Net realized gain on investments                (8,414)       (163,734)
                                              ------------    ------------
                                                  (390,012)       (628,457)
                                              ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)
  Increase (decrease) in net assets derived
    from capital share transactions             (3,697,861)        683,252
                                              ------------    ------------
  Total increase (decrease) in net assets       (3,724,655)       (233,835)

NET ASSETS
  Beginning of the period                        9,822,525      10,056,360
                                              ------------    ------------
  End of the period                           $  6,097,870    $  9,822,525
                                              ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                           $     47,539    $     12,106
                                              ============    ============


                 See accompanying notes to financial statements.


LOOMIS SAYLES FIXED INCOME FUNDS                                             81

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
SHORT-TERM BOND FUND

                                                     YEAR            YEAR
                                                    ENDED           ENDED
                                            SEPTEMBER 30,   SEPTEMBER 30,
                                                     2000            1999
---------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                       $  2,246,756    $  1,772,846
  Net realized gain (loss)                        (470,444)       (142,500)
  Change in unrealized appreciation
    (depreciation)                                 159,553      (1,150,808)
                                              ------------    ------------
    Increase (decrease) in net assets from
     operations                                  1,935,865         479,538
                                              ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                       (2,199,043)     (1,735,033)
  RETAIL CLASS
    Net investment income                          (47,713)        (37,813)
                                              ------------    ------------
                                                (2,246,756)     (1,772,846)
                                              ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)
  Increase (decrease) in net assets derived
    from capital share transactions              2,816,850         867,559
                                              ------------    ------------
  Total increase (decrease) in net assets        2,505,959        (425,749)

NET ASSETS
  Beginning of the period                       27,635,574      28,061,323
                                              ------------    ------------
  End of the period                           $ 30,141,533    $ 27,635,574
                                              ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                           $     10,549    $      8,047
                                              ============    ============


                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
U.S. GOVERNMENT SECURITIES FUND

                                                      YEAR           YEAR
                                                     ENDED           ENDED
                                             SEPTEMBER 30,   SEPTEMBER 30,
                                                      2000            1999
--------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                       $    843,070    $  1,137,504
  Net realized gain (loss)                        (526,594)        (28,225)
  Change in unrealized appreciation
    (depreciation)                                 756,211      (1,901,732)
                                              ------------    ------------
    Increase (decrease) in net assets from
     operations                                  1,072,687        (792,453)
                                              ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                         (886,542)     (1,273,767)
                                              ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)
  Increase (decrease) in net assets derived
    from capital share transactions             (4,832,750)    (11,038,231)
                                              ------------    ------------
  Total increase (decrease) in net assets       (4,646,605)    (13,104,451)
NET ASSETS
  Beginning of the period                       16,141,456      29,245,907
                                              ------------    ------------
  End of the period                           $ 11,494,851    $ 16,141,456
                                              ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                           $    170,742    $    214,176
                                              ============    ============

                 See accompanying notes to financial statements.


LOOMIS SAYLES FIXED INCOME FUNDS                                             83

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
BOND FUND

                                                                   INSTITUTIONAL CLASS
                                    --------------------------------------------------------------------------------------
                                                                 NINE MONTHS
                                                                    ENDED
                                    YEAR ENDED SEPTEMBER 30,     SEPTEMBER 30,             YEAR ENDED DECEMBER 31,
                                    ------------------------     -------------             -----------------------
                                       2000          1999           1998             1997           1996          1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                       $     11.70   $      12.30      $     12.83      $     12.38    $   12.29      $   10.05
                                  -----------   ------------      -----------      -----------    ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS--
  Net investment income (loss)           0.96           0.98             0.69             0.86         0.86           0.82
  Net realized and unrealized
    gain (loss) on investments          (0.20)         (0.06)           (0.78)            0.67         0.35           2.32
                                  -----------   ------------      -----------      -----------    ---------      ---------
    Total from investment
     operations                          0.76           0.92            (0.09)            1.53         1.21           3.14
                                  -----------   ------------      -----------      -----------    ---------      ---------
LESS DISTRIBUTIONS--
  Dividends from net
    investment income                   (0.93)         (1.00)           (0.44)           (0.86)       (0.86)         (0.82)
  Distributions from net
    realized capital gains               0.00          (0.52)            0.00            (0.22)       (0.26)         (0.08)
                                  -----------   ------------      -----------      -----------    ---------      ---------
    Total distributions                 (0.93)         (1.52)           (0.44)           (1.08)       (1.12)         (0.90)
                                  -----------   ------------      -----------      -----------    ---------      ---------

Net asset value, end of period    $     11.53   $      11.70      $     12.30      $     12.83    $   12.38      $   12.29
                                  ===========   ============      ===========      ===========    =========      =========
Total return (%)(a)                       6.7            7.6             (0.9)            12.7         10.3           32.0
Net assets, end of period (000)   $ 1,670,825   $  1,541,834      $ 1,455,312      $ 1,261,910    $ 541,244      $ 255,710
Ratios to average net assets:
  Net expenses (%)(b)(c)                 0.75           0.75             0.75             0.75         0.75           0.79
  Gross expenses (%)(c)                  0.76           0.75             0.76             0.77         0.75           0.79
  Net investment
    income (loss) (%)(c)                 8.32           8.15             7.34             7.36         7.93           8.34
Portfolio turnover rate (%)                17             33               24               41           42             35

* FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER 31, 1997.
** FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1998 THROUGH SEPTEMBER 30, 1998.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

                                                   RETAIL CLASS                                         ADMIN CLASS
                                 -----------------------------------------------------    --------------------------------------
                                                           NINE MONTHS                                                PERIOD
                                                              ENDED       PERIOD ENDED                                ENDED
                                 YEAR ENDED SEPTEMBER 30,  SEPTEMBER 30,  DECEMBER 31,    YEAR ENDED SEPTEMBER 30, SEPTEMBER 30,
                                 ------------------------  -------------  ------------    ------------------------ -------------
                                     2000          1999       1998           1997*           2000         1999       1998**
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                       $   11.69     $   12.29    $ 12.82      $   12.38       $   11.69     $  12.28      $ 12.83
                                  ---------     ---------    -------      ---------       ---------     --------      -------
INCOME FROM INVESTMENT
  OPERATIONS--
  Net investment income (loss)         0.92          0.96       0.66           0.84(d)         0.86         0.92(d)      0.47
  Net realized and unrealized
    gain (loss) on investments        (0.19)        (0.08)     (0.77)          0.65           (0.16)       (0.06)       (0.62)
                                  ---------     ---------    -------      ---------       ---------     --------      -------
    Total from investment
     operations                        0.73          0.88      (0.11)          1.49            0.70         0.86        (0.15)
                                  ---------     ---------    -------      ---------       ---------     --------      -------
LESS DISTRIBUTIONS--
  Dividends from net
    investment income                 (0.90)        (0.96)     (0.42)         (0.83)          (0.87)       (0.93)       (0.40)
  Distributions from net
    realized capital gains             0.00         (0.52)      0.00          (0.22)           0.00        (0.52)        0.00
                                  ---------     ---------    -------      ---------       ---------     --------      -------
    Total distributions               (0.90)        (1.48)     (0.42)         (1.05)          (0.87)       (1.45)       (0.40)
                                  ---------     ---------    -------      ---------       ---------     --------      -------
Net asset value, end of period    $   11.52     $   11.69    $ 12.29      $   12.82       $   11.52     $  11.69      $ 12.28
                                  =========     =========    =======      =========       =========     ========      =======
Total return (%)(a)                     6.5           7.3       (1.1)          12.4             6.2          7.1         (1.3)
Net assets, end of period (000)   $  78,039     $  55,490   $ 53,908      $  33,240       $   3,736     $  1,548      $   630
Ratios to average net assets:
  Net expenses (%)(b)(c)               1.00          1.00       1.00           1.00            1.25         1.25         1.25
  Gross expenses (%)(c)                1.08          1.04       1.06           1.20            1.98         2.38         6.32
  Net investment
    income (loss) (%)(c)               8.10          7.90       7.13           7.09            7.90         7.66         7.45
Portfolio turnover rate (%)              17            33         24             41              17           33           24


LOOMIS SAYLES FIXED INCOME FUNDS                                             85

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
GLOBAL BOND FUND

                                                              INSTITUTIONAL CLASS
                                                    -----------------------------------------
                                                                                 NINE MONTHS
                                                                                    ENDED
                                                    YEAR ENDED SEPTEMBER 30,    SEPTEMBER 30,
                                                    ------------------------    -------------
                                                         2000         1999         1998
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   12.60    $   11.93      $  11.83
                                                     ---------    ---------      --------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                            0.76(d)      0.79          0.53
  Net realized and unrealized gain
    (loss) on investments                                (1.33)        0.87         (0.43)
                                                     ---------    ---------      --------
    Total from investment operations                     (0.57)        1.66          0.10

LESS DISTRIBUTIONS--
  Dividends from net investment income                   (0.67)       (0.70)         0.00
  Distributions in excess of net investment income        0.00         0.00          0.00
  Distributions from net realized capital gains          (0.43)       (0.29)         0.00
                                                     ---------    ---------      --------
    Total distributions                                  (1.10)       (0.99)         0.00
                                                     ---------    ---------      --------
Net asset value, end of period                       $   10.93    $   12.60      $  11.93
                                                     =========    =========      ========
Total return (%)(a)                                       (5.0)        14.2           0.9
Net assets, end of period (000)                      $  37,035    $  34,154      $ 29,860
Ratios to average net assets:
  Net expenses (%)(b)(c)                                  0.90         0.90          0.90
  Gross expenses (%)(c)                                   1.12         1.10          1.18
  Net investment income (loss) (%)(c)                     6.64         6.32          6.00
Portfolio turnover rate (%)                                 17           42            28

* FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER 31, 1997.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

                                                            INSTITUTIONAL CLASS
                                                     -----------------------------------


                                                       YEAR ENDED DECEMBER 31,
                                                     ------------------------------------
                                                       1997           1996          1995
                                                     -------------------------------------
Net asset value, beginning of period                 $  12.35      $  11.39       $  9.82
                                                     --------      --------       -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                           0.71          0.44          1.04
  Net realized and unrealized gain
    (loss) on investments                               (0.42)         1.27          1.31
                                                     --------      --------       -------
    Total from investment operations                     0.29          1.71          2.35
                                                     --------      --------       -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                  (0.69)        (0.75)        (0.78)
  Distributions in excess of net investment income      (0.12)         0.00          0.00
  Distributions from net realized capital gains          0.00          0.00          0.00
                                                     --------      --------       -------
    Total distributions                                 (0.81)        (0.75)        (0.78)
                                                     --------      --------       -------
Net asset value, end of period                       $  11.83      $  12.35       $ 11.39
                                                     ========      ========       =======
Total return (%)(a)                                       2.3          15.0          23.9
Net assets, end of period (000)                      $ 28,401      $ 26,513       $10,304
Ratios to average net assets:
  Net expenses (%)(b)(c)                                 0.90          1.50          1.50
  Gross expenses (%)(c)                                  1.22          1.77          1.69
  Net investment income (loss) (%)(c)                    5.88          6.37          8.17
Portfolio turnover rate (%)                                75           131           148

                                                                             RETAIL CLASS
                                                     --------------------------------------------------------
                                                                                   NINE MONTHS
                                                                                      ENDED      PERIOD ENDED
                                                     YEAR ENDED SEPTEMBER 30,      SEPTEMBER 30,  DECEMBER 31,
                                                     ------------------------   ---------------- ------------
                                                        2000            1999            1998          1997*
                                                     --------------------------------------------------------
Net asset value, beginning of period                 $    12.57    $       11.91    $      11.83    $   12.35
                                                     ----------    -------------    ------------    ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                             0.73(d)          0.76(d)         0.44         0.63(d)
  Net realized and unrealized gain
    (loss) on investments                                 (1.32)            0.86           (0.36)       (0.37)
                                                     ----------    -------------    ------------    ---------
    Total from investment operations                      (0.59)            1.62            0.08         0.26
                                                     ----------    -------------    ------------    ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                    (0.64)           (0.67)           0.00        (0.69)
  Distributions in excess of net investment income         0.00             0.00            0.00        (0.09)
  Distributions from net realized capital gains           (0.43)           (0.29)           0.00         0.00
                                                     ----------    -------------    ------------    ---------
    Total distributions                                   (1.07)           (0.96)           0.00        (0.78)
                                                     ----------    -------------    ------------    ---------
Net asset value, end of period                       $    10.91    $       12.57    $      11.91    $   11.83
                                                     ==========    =============    ============    =========
Total return (%)(a)                                        (5.2)            13.8             0.7          2.0
Net assets, end of period (000)                      $   11,721    $       7,106    $      6,376    $   4,694
Ratios to average net assets:
  Net expenses (%)(b)(c)                                   1.15             1.15            1.15         1.15
  Gross expenses (%)(c)                                    1.51             1.61            1.78         2.44
  Net investment income (loss) (%)(c)                      6.41             6.08            5.77         5.60
Portfolio turnover rate (%)                                  17               42              28           75


LOOMIS SAYLES FIXED INCOME FUNDS                                             87

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

                                                              INSTITUTIONAL CLASS
                                                              -------------------

                                                            YEAR ENDED SEPTEMBER 30,
                                                            ------------------------
                                                               2000          1999
-------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    8.61     $    8.17
                                                            ---------     ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   1.01          0.91
  Net realized and unrealized gain (loss) on investments         0.15          0.68
                                                            ---------     ---------
    Total from investment operations                             1.16          1.59
                                                            ---------     ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.97)        (0.96)
  Distributions from net realized capital gains                0.00(e)        (0.21)
                                                            ---------     ---------
    Total distributions                                         (0.97)        (1.17)
                                                            ---------     ---------
Redemption fees                                                0.00(e)         0.02
                                                            ---------     ---------
Net asset value, end of period                              $    8.80     $    8.61
                                                            =========     =========

Total return (%)(a)                                              14.3          21.0
Net assets, end of period (000)                             $  24,129     $  20,150
Ratios to average net assets:
  Net expenses (%)(b)(c)                                         0.75          0.75
  Gross expenses (%)(c)                                          1.32          1.81
  Net investment income (loss) (%)(c)                           11.62         11.61
Portfolio turnover rate (%)                                        30            24

*   FROM COMMENCEMENT OF FUND OPERATIONS ON SEPTEMBER 11, 1996 THROUGH
    DECEMBER 31, 1996.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(e) AMOUNT IS LESS THAN $0.01 PER SHARE.

                                                                       INSTITUTIONAL CLASS
                                                          ------------------------------------------
                                                           NINE MONTHS       YEAR         PERIOD
                                                              ENDED         ENDED         ENDED
                                                          SEPTEMBER 30,  DECEMBER 31,   DECEMBER 31,
                                                          -------------  ------------   ------------
                                                               1998          1997          1996*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   10.12     $   10.11     $   10.00
                                                            ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                 0.78(d)         0.83          0.20
  Net realized and unrealized gain (loss) on investments        (2.28)         0.27          0.11
                                                            ---------     ---------     ---------
    Total from investment operations                            (1.50)         1.10          0.31
                                                            ---------     ---------     ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.46)        (0.86)        (0.20)
  Distributions from net realized capital gains                  0.00         (0.26)         0.00
                                                            ---------     ---------     ---------
    Total distributions                                         (0.46)        (1.12)        (0.20)
                                                            ---------     ---------     ---------
Redemption fees                                                  0.01          0.03          0.00
                                                            ---------     ---------     ---------
Net asset value, end of period                              $    8.17     $   10.12     $   10.11
                                                            =========     =========     =========

Total return (%)(a)                                             (15.6)         11.4           3.1
Net assets, end of period (000)                             $   6,624     $   5,266     $   1,939
Ratios to average net assets:
  Net expenses (%)(b)(c)                                         0.75          0.75          0.75
  Gross expenses (%)(c)                                          2.42          3.81         12.06
  Net investment income (loss) (%)(c)                           10.54          8.96          8.85
Portfolio turnover rate (%)                                        33            68             0

LOOMIS SAYLES FIXED INCOME FUNDS                                              89

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
INTERMEDIATE MATURITY BOND FUND

                                                              INSTITUTIONAL CLASS
                                                            ------------------------


                                                            YEAR ENDED SEPTEMBER 30,
                                                            ------------------------
                                                               2000          1999
--------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.56     $   10.06
                                                            ---------     ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   0.64          0.67
  Net realized and unrealized gain (loss) on investments         0.02         (0.38)
                                                            ---------     ---------
    Total from investment operations                             0.66          0.29
                                                            ---------     ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.64)        (0.70)
  Distributions in excess of net investment income               0.00          0.00
  Distributions from net realized capital gains                  0.00         (0.09)
                                                            ---------     ---------
    Total distributions                                         (0.64)        (0.79)
                                                            ---------     ---------
Net asset value, end of period                              $    9.58     $    9.56
                                                            =========     =========

Total return (%)(a)                                               7.3           3.0
Net assets, end of period (000)                             $  11,239     $   8,978
Ratios to average net assets:
  Net expenses (%)(b)(c)                                         0.55          0.55
  Gross expenses (%)(c)                                          1.67          1.92
  Net investment income (loss) (%)(c)                            6.91          6.98
Portfolio turnover rate (%)                                        32            16

*   COMMENCEMENT OF FUND OPERATIONS ON JANUARY 2, 1997 THROUGH
    DECEMBER 31, 1997.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
INTERMEDIATE MATURITY BOND FUND


                                                                  INSTITUTIONAL CLASS                  RETAIL CLASS
                                                             ---------------------------        ---------------------------
                                                              NINE MONTHS
                                                                 ENDED      PERIOD ENDED
                                                             SEPTEMBER 30,  DECEMBER 31,        YEAR ENDED SEPTEMBER 30,
                                                             -------------  ------------        ------------------------
                                                                  1998          1997*              2000          1999
----------------------------------------------------------   ---------------------------        ---------------------------
Net asset value, beginning of period                             $10.03        $10.00           $    9.55     $   10.06
                                                              ---------     ---------           ---------     ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                     0.51(d)       0.64(d)             0.63          0.64
  Net realized and unrealized gain (loss) on investments          (0.16)         0.00                0.01         (0.38)
                                                              ---------     ---------           ---------     ---------
    Total from investment operations                               0.35          0.64                0.64          0.26
                                                              ---------     ---------           ---------     ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                            (0.32)        (0.56)              (0.62)        (0.68)
  Distributions in excess of net investment income                 0.00         (0.03)               0.00          0.00
  Distributions from net realized capital gains                    0.00         (0.02)               0.00         (0.09)
                                                              ---------     ---------           ---------     ---------
    Total distributions                                           (0.32)        (0.61)              (0.62)        (0.77)
                                                              ---------     ---------           ---------     ---------
Net asset value, end of period                                   $10.06        $10.03           $    9.57     $    9.55
                                                              =========     =========           =========     =========

Total return (%)(a)                                                 3.5           6.4                 7.0           2.6
Net assets, end of period (000)                                  $8,601        $6,305           $   2,069     $   1,780
Ratios to average net assets:
  Net expenses (%)(b)(c)                                           0.55          0.55                0.80          0.80
  Gross expenses (%)(c)                                            2.27          3.66                2.69          3.86
  Net investment income (loss) (%)(c)                              6.71          6.38                6.69          6.76
Portfolio turnover rate (%)                                          32           119                  32            16


                                                                     RETAIL CLASS
                                                             ---------------------------
                                                             NINE MONTHS
                                                                 ENDED      PERIOD ENDED
                                                             SEPTEMBER 30,  DECEMBER 31,
                                                             -------------  ------------
                                                                  1998          1997*
                                                             ---------------------------
Net asset value, beginning of period                          $   10.03     $   10.00
                                                              ---------     ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                     0.49(d)       0.64(d)
  Net realized and unrealized gain (loss) on investments          (0.15)        (0.02)
                                                              ---------     ---------
    Total from investment operations                               0.34          0.62
                                                              ---------     ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                            (0.31)        (0.54)
  Distributions in excess of net investment income                 0.00         (0.03)
  Distributions from net realized capital gains                    0.00         (0.02)
                                                              ---------     ---------
    Total distributions                                           (0.31)        (0.59)
                                                              ---------     ---------
Net asset value, end of period                                $   10.06     $   10.03
                                                              =========     =========

Total return (%)(a)                                                 3.4           6.2
Net assets, end of period (000)                               $     663     $     423
Ratios to average net assets:
  Net expenses (%)(b)(c)                                           0.80          0.80
  Gross expenses (%)(c)                                            5.64         14.56
  Net investment income (loss) (%)(c)                              6.47          6.13
Portfolio turnover rate (%)                                          32           119




LOOMIS SAYLES FIXED INCOME FUNDS                                              91

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND

                                                                              INSTITUTIONAL CLASS
                                                            ------------------------------------------------------

                                                                                        NINE MONTHS
                                                                                           ENDED      PERIOD ENDED
                                                            YEAR ENDED SEPTEMBER 30,   SEPTEMBER 30,  DECEMBER 31,
                                                            ------------------------   -------------  ------------
                                                               2000          1999           1998          1997*
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.96     $   10.28     $   10.59     $   10.00
                                                            ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   0.73(d)       0.76          0.52          0.65
  Net realized and unrealized gain (loss)
    on investments                                              (0.05)        (0.12)        (0.50)         0.77
                                                            ---------     ---------     ---------     ---------
    Total from investment operations                             0.68          0.64          0.02          1.42
                                                            ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.72)        (0.70)        (0.33)        (0.63)
  Distributions in excess of net investment income               0.00          0.00          0.00         (0.08)
  Distributions from net realized capital gains                  0.00         (0.26)         0.00         (0.12)
                                                            ---------     ---------     ---------     ---------
    Total distributions                                         (0.72)        (0.96)        (0.33)        (0.83)
                                                            ---------     ---------     ---------     ---------
Net asset value, end of period                              $    9.92     $    9.96     $   10.28     $   10.59
                                                            =========     =========     =========     =========

Total return (%)(a)                                               7.2           6.5           0.0          14.5
Net assets, end of period (000)                             $   2,905     $   2,427     $   2,778     $   2,445
Ratios to average net assets:
  Net expenses (%)(b)(c)                                         0.55          0.55          0.55          0.55
  Gross expenses (%)(c)                                          3.23          2.87          4.19          7.59
  Net investment income (loss) (%)(c)                            7.35          6.83          6.68          6.74
Portfolio turnover rate (%)                                        23            42            48           112

* COMMENCEMENT OF FUND OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER 31,1997. ** COMMENCEMENT OF CLASS OPERATIONS ON MAY 24, 1999 THROUGH SEPTEMBER 30, 1999.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(e) TOTAL RETURN DOES NOT INCLUDE THE EFFECT OF ANY FRONT END SALES CHARGES FOR THE J CLASS.

                                                                              RETAIL CLASS
                                                            ------------------------------------------------------

                                                                                        NINE MONTHS
                                                                                           ENDED      PERIOD ENDED
                                                            YEAR ENDED SEPTEMBER 30,   SEPTEMBER 30,  DECEMBER 31,
                                                            ------------------------   -------------  ------------
                                                               2000          1999           1998          1997*
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.95     $   10.27     $   10.59     $   10.00
                                                            ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   0.71(d)       0.64          0.48          0.62(d)
  Net realized and unrealized gain (loss)
    on investments                                              (0.05)        (0.03)        (0.49)         0.78
                                                            ---------     ---------     ---------     ---------
    Total from investment operations                             0.66          0.61         (0.01)         1.40
                                                            ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.70)        (0.67)        (0.31)        (0.62)
  Distributions in excess of net investment income               0.00          0.00          0.00         (0.07)
  Distributions from net realized capital gains                  0.00         (0.26)         0.00         (0.12)
                                                            ---------     ---------     ---------     ---------
    Total distributions                                         (0.70)        (0.93)        (0.31)        (0.81)
                                                            ---------     ---------     ---------     ---------
Net asset value, end of period                              $    9.91     $    9.95     $   10.27     $   10.59
                                                            =========     =========     =========     =========

Total return (%)(a)                                               6.9           6.2          (0.2)         14.3
Net assets, end of period (000)                             $   2,250     $   2,561     $   1,743     $     862
Ratios to average net assets:
  Net expenses (%)(b)(c)                                         0.80          0.80          0.80          0.80
  Gross expenses (%)(c)                                          3.01          3.20          5.25         10.95
  Net investment income (loss) (%)(c)                            7.16          6.60          6.43          6.51
Portfolio turnover rate (%)                                        23            42            48           112

                                                                      J CLASS
                                                            ----------------------------

                                                             YEAR ENDED    PERIOD ENDED
                                                            SEPTEMBER 30,  SEPTEMBER 30,
                                                            -------------  -------------
                                                                2000           1999**
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    9.95      $   10.29
                                                              ---------      ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                     0.65(d)        0.21
  Net realized and unrealized gain (loss)
    on investments                                                (0.04)         (0.36)
                                                              ---------      ---------
    Total from investment operations                               0.61          (0.15)
                                                              ---------      ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                            (0.65)         (0.19)
  Distributions in excess of net investment income                 0.00           0.00
  Distributions from net realized capital gains                    0.00           0.00
                                                              ---------      ---------
    Total distributions                                           (0.65)         (0.19)
                                                              ---------      ---------
Net asset value, end of period                                $    9.91      $    9.95
                                                              =========      =========

Total return (%)(a)                                                 6.4(e)        (1.5)(e)
Net assets, end of period (000)                               $  30,264      $  16,307
Ratios to average net assets:
  Net expenses (%)(b)(c)                                           1.30           1.30
  Gross expenses (%)(c)                                            2.97           2.16
  Net investment income (loss) (%)(c)                              6.59           6.11
Portfolio turnover rate (%)                                          23             42

LOOMIS SAYLES FIXED INCOME FUNDS                                              93

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND

                                                                       INSTITUTIONAL CLASS
                                                          ------------------------------------------
                                                                                         NINE MONTHS
                                                                                             ENDED
                                                            YEAR ENDED SEPTEMBER 30,    SEPTEMBER 30,
                                                          ---------------------------   -------------
                                                               2000          1999            1998
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   10.93     $   11.96       $   11.70
                                                            ---------     ---------       ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   0.53          0.52            0.40
  Net realized and unrealized gain (loss) on investments         0.05         (0.84)           0.27
                                                            ---------     ---------       ---------
    Total from investment operations                             0.58         (0.32)           0.67
                                                            ---------     ---------       ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.52)        (0.52)          (0.40)
  Distributions from net realized capital gains                 (0.01)        (0.19)          (0.01)
                                                            ---------     ---------       ---------
    Total distributions                                         (0.53)        (0.71)          (0.41)
                                                            ---------     ---------       ---------
Net asset value, end of period                              $   10.98     $   10.93       $   11.96
                                                            =========     =========       =========

Total return (%)(a)                                               5.5          (2.8)            5.9
Net assets, end of period (000)                             $   6,098     $   9,823       $  10,056
Ratios to average net assets:
  Net expenses (%)(b)(c)                                         0.50          0.54            0.60
  Gross expenses (%)(c)                                          1.97          1.63            1.70
  Net investment income (loss) (%)(c)                            4.83          4.54            4.62
Portfolio turnover rate (%)                                        22            38              30

(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES.PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                                       INSTITUTIONAL CLASS
                                                          ------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------
                                                               1997          1996           1995
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   11.29     $   11.53       $   10.41
                                                            ---------     ---------       ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   0.56          0.52            0.52
  Net realized and unrealized gain (loss) on investments         0.51         (0.15)           1.16
                                                            ---------     ---------       ---------
    Total from investment operations                             1.07          0.37            1.68
                                                            ---------     ---------       ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.56)        (0.52)          (0.52)
  Distributions from net realized capital gains                 (0.10)        (0.09)          (0.04)
                                                            ---------     ---------       ---------
    Total distributions                                         (0.66)        (0.61)          (0.56)
                                                            ---------     ---------       ---------
Net asset value, end of period                              $   11.70     $   11.29       $   11.53
                                                            =========     =========       =========

Total return (%)(a)                                               9.8           3.3            16.5
Net assets, end of period (000)                             $   8,752     $   8,701       $   7,961
Ratios to average net assets:
  Net expenses (%)(b)(c)                                         0.60          1.00            1.00
  Gross expenses (%)(c)                                          1.80          2.31            2.02
  Net investment income (loss) (%)(c)                            4.90          4.61            4.72
Portfolio turnover rate (%)                                        50            38              41

LOOMIS SAYLES FIXED INCOME FUNDS                                              95

LOOMIS SAYLES FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS
SHORT-TERM BOND FUND

                                                                       INSTITUTIONAL CLASS
                                                          ------------------------------------------
                                                                                        NINE MONTHS
                                                                                           ENDED
                                                           YEAR ENDED SEPTEMBER 30,    SEPTEMBER 30,
                                                          ------------------------------------------
                                                               2000          1999           1998
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.51     $    9.96       $    9.75
                                                            ---------     ---------       ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   0.64          0.62            0.44
  Net realized and unrealized gain (loss)
    on investments                                              (0.08)        (0.45)           0.21
                                                            ---------     ---------       ---------
    Total from investment operations                             0.56          0.17            0.65
                                                            ---------     ---------       ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.64)        (0.62)          (0.44)
                                                            ---------     ---------       ---------
Net asset value, end of period                              $    9.43     $    9.51       $    9.96
                                                            =========     =========       =========

Total return (%)(a)                                               6.2           1.8             6.8
Net assets, end of period (000)                             $  29,211     $  26,849       $  27,288
Ratio to average net assets:
  Net expenses (%)(b)(c)                                         0.44          0.27            0.50
  Gross expenses (%)(c)                                          0.80          0.87            0.83
  Net investment income (loss) (%)(c)                            6.83          6.38            5.94
Portfolio turnover rate (%)                                        92            81              47

*   FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH
    DECEMBER 31, 1997.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                                       INSTITUTIONAL CLASS
                                                          ------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------
                                                               1997          1996           1995
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.70     $    9.81       $    9.46
                                                            ---------     ---------       ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   0.61          0.55            0.63
  Net realized and unrealized gain (loss)
    on investments                                               0.06         (0.11)           0.35
                                                            ---------     ---------       ---------
    Total from investment operations                             0.67          0.44            0.98
                                                            ---------     ---------       ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.62)        (0.55)          (0.63)
                                                            ---------     ---------       ---------
Net asset value, end of period                              $    9.75     $    9.70       $    9.81
                                                            =========     =========       =========

Total return (%)(a)                                               7.1           4.7            10.6
Net assets, end of period (000)                             $  18,792     $  18,229       $  26,039
Ratio to average net assets:
  Net expenses (%)(b)(c)                                         0.50          1.00            1.00
  Gross expenses (%)(c)                                          1.19          1.17            1.03
  Net investment income (loss) (%)(c)                            6.34          5.69            6.46
Portfolio turnover rate (%)                                        91           120             214

                                                                               RETAIL CLASS
                                                          -------------------------------------------------------
                                                                                       NINE MONTHS
                                                                                           ENDED     PERIOD ENDED
                                                           YEAR ENDED SEPTEMBER 30,   SEPTEMBER 30,  DECEMBER 31,
                                                          --------------------------  -------------  ------------
                                                              2000          1999          1998           1997*
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.50     $    9.96     $    9.75      $    9.70
                                                            ---------     ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   0.62          0.59          0.42           0.59
  Net realized and unrealized gain (loss)
    on investments                                              (0.07)        (0.46)         0.21           0.06
                                                            ---------     ---------     ---------      ---------
    Total from investment operations                             0.55          0.13          0.63           0.65
                                                            ---------     ---------     ---------      ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.62)        (0.59)        (0.42)         (0.60)
                                                            ---------     ---------     ---------      ---------
Net asset value, end of period                              $    9.43     $    9.50     $    9.96      $    9.75
                                                            =========     =========     =========      =========

Total return (%)(a)                                               6.0           1.4           6.6            6.9
Net assets, end of period (000)                             $     930     $     786     $     773      $     285
Ratio to average net assets:
  Net expenses (%)(b)(c)                                         0.68          0.52          0.75           0.75
  Gross expenses (%)(c)                                          3.57          4.21          6.00          17.77
  Net investment income (loss) (%)(c)                            6.63          6.14          5.66           6.04
Portfolio turnover rate (%)                                        92            81            47             91

LOOMIS SAYLES FIXED INCOME FUNDS                                              97

LOOMIS SAYLES FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT SECURITIES FUND

                                                                       INSTITUTIONAL CLASS
                                                          ------------------------------------------
                                                                                        NINE MONTHS
                                                                                           ENDED
                                                            YEAR ENDED SEPTEMBER 30,   SEPTEMBER 30,
                                                          --------------------------   -------------
                                                               2000          1999           1998
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   10.38     $   11.41      $   10.70
                                                            ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   0.68          0.65           0.43
  Net realized and unrealized gain (loss) on investments         0.22         (1.03)          0.58
                                                            ---------     ---------      ---------
    Total from investment operations                             0.90         (0.38)          1.01
                                                            ---------     ---------      ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.66)        (0.65)         (0.30)
                                                            ---------     ---------      ---------
Net asset value, end of period                              $   10.62     $   10.38      $   11.41
                                                            =========     =========      =========

Total return (%)(a)                                               9.1          (3.5)           9.6
Net assets, end of period (000)                             $  11,495     $  16,141      $  29,246
Ratio to average net assets:
  Net expenses (%)(b)(c)                                         0.50          0.52           0.60
  Gross expenses (%)(c)                                          1.24          1.03           0.97
  Net investment income (loss) (%)(c)                            6.17          5.75           5.61
Portfolio turnover rate (%)                                        86            75             84

(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                                       INSTITUTIONAL CLASS
                                                          ------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------
                                                               1997          1996           1995
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   10.08     $   10.64       $    9.22
                                                            ---------     ---------       ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   0.63          0.68            0.66
  Net realized and unrealized gain (loss) on investments         0.61         (0.57)           1.42
                                                            ---------     ---------       ---------
    Total from investment operations                             1.24          0.11            2.08
                                                            ---------     ---------       ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.62)        (0.67)          (0.66)
                                                            ---------     ---------       ---------
Net asset value, end of period                              $   10.70     $   10.08       $   10.64
                                                            =========     =========       ==========

Total return (%)(a)                                              12.7           1.3            23.0
Net assets, end of period (000)                             $  17,668     $  14,192       $  19,499
Ratio to average net assets:
  Net expenses (%)(b)(c)                                         0.60          1.00            1.00
  Gross expenses (%)(c)                                          1.23          1.19            1.22
  Net investment income (loss) (%)(c)                            6.29          6.23            6.47
Portfolio turnover rate (%)                                       156           137             169

LOOMIS SAYLES FIXED INCOME FUNDS                                              99

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000

1. The Loomis Sayles Funds is comprised of predominantly no-load mutual funds (the "Funds").

Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") and organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series.

Each Fund is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

The Trust consists of the following Funds:

FIXED INCOME FUNDS                             EQUITY FUNDS
------------------                             ------------
Loomis Sayles Bond Fund                        Loomis Sayles Aggressive Growth Fund
Loomis Sayles Global Bond Fund                 Loomis Sayles Core Value Fund
Loomis Sayles High Yield Fund                  Loomis Sayles Emerging Markets Fund
Loomis Sayles Intermediate Maturity Bond Fund  Loomis Sayles Global Technology Fund
Loomis Sayles Investment Grade Bond Fund       Loomis Sayles Growth Fund
Loomis Sayles Managed Bond Fund                Loomis Sayles International Equity Fund
Loomis Sayles Municipal Bond Fund              Loomis Sayles Mid-Cap Value Fund
Loomis Sayles Short-Term Bond Fund             Loomis Sayles Research Fund
Loomis Sayles U.S. Government Securities Fund  Loomis Sayles Small Cap Growth Fund
                                               Loomis Sayles Small Cap Value Fund
                                               Loomis Sayles Worldwide Fund

The financial statements of Loomis Sayles Managed Bond Fund are presented separately.

The Fixed Income Funds (excluding the High Yield Fund, the Municipal Bond and U.S. Government Securities Funds, which only offer Institutional Class shares) offer Institutional and Retail Class shares. The Bond Fund offers Admin Class shares and the Investment Grade Bond Fund offers J Class shares. Each class of shares has an equal pro rata interest in the assets of the relevant fund and general voting privileges. Institutional, Retail, Admin and J Classes differ with respect to distribution and certain other class-specific expenses and expense reductions.

Purchases of the J Class shares are subject to a maximum sales charge of 3.50%.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fixed Income
Funds:

A. SECURITY VALUATION -- Long-term debt securities for which quotations are readily available are valued by a pricing service, as approved by the Board of Trustees, which generally uses the most recent bid prices in the principal market in which such securities are normally traded. Municipal debt securities are valued by a pricing service,

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000

as approved by the Board of Trustees, which generally uses a computerized matrix system or dealer supplied quotations that consider market transactions for comparable securities. Equity securities for which quotations are readily available are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, at the closing bid price. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities for which quotations are not readily available (including restricted securities, if any) are valued primarily using dealer supplied quotations or at their fair values as determined in good faith under the general supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS -- The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The Funds, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Funds' policy that the market value of the collateral be at least equal to 102% of the repurchase price. These securities are marked-to-market daily. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters into insolvency proceedings, realization of the collateral by the Funds may be delayed or limited.

C. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of each of the Funds (including those Funds that invest in foreign investments) are maintained in U.S. dollars. The value of investments, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of each day. Purchases and sales of investments, income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of investments held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year-end resulting from changes in exchange rates.

LOOMIS SAYLES FIXED INCOME FUNDS                                             101

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000

Certain funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency exchange contracts is determined using contractual currency exchange rates established at the time of each trade.

Each Fund (except the Municipal Bond and U.S. Government Securities Funds) may purchase investments of foreign issuers. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments and their markets may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign investments may enter into forward foreign currency exchange contracts to protect investments against changes in foreign exchange rates. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At September 30, 2000, the Global Bond Fund had the following open forward foreign currency exchange contracts:

                                   LOCAL    AGGREGATE               UNREALIZED
                     DELIVERY    CURRENCY     FACE        TOTAL    APPRECIATION
                       DATE       AMOUNT     AMOUNT       VALUE   (DEPRECIATION)
                     --------   ----------  ---------   --------  --------------
Japanese Yen (sell)  10/31/00   85,000,000   $816,209   $791,961      $24,248
Japanese Yen (sell)  10/31/00    5,500,000     53,372     51,245        2,127
Japanese Yen (sell)  10/31/00   30,280,000    287,423    282,124        5,299
                                                                      -------
                                                                      $31,674
                                                                      =======

E. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES -- Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount.

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000

Discounts on zero coupon bonds, original issue discount bonds, step bonds and payment in kind bonds are accreted according to a method that approximates the effective interest method. Interest income on the Municipal Bond Fund is decreased by the amortization of premium. Premiums are amortized using the yield to maturity method. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the Funds based on relative net assets. Investment income, realized and unrealized gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

F. FEDERAL INCOME TAXES -- Each Fund is a separate entity for Federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income tax or excise tax has been made.

At September 30, 2000, the Bond Fund had available a capital loss carryforward of $22,334,749, which will expire on September 30, 2008. The High Yield Fund had available a capital loss carryforward of $567,081, which will expire on September 30, 2008. The Intermediate Maturity Bond Fund had available a capital loss carryforward of $244,698, which will expire on September 30, 2008. The Investment Grade Bond Fund had available a capital loss carryforward of $118,090, which will expire on September 30, 2008. The Short-Term Bond Fund had available a capital loss carryforward of $544,698, of which $73,004 will expire on September 30, 2002, $288,590 will expire on September 30, 2004 and $183,104 will expire on September 30, 2008. The U.S. Government Securities Fund had available a capital loss carryforward of $430,335, of which $388,287 will expire on September 30, 2004 and $42,048 will expire on September 30, 2008. The capital losses are intended to be used to offset future capital gains.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Municipal Bond Fund and Short-Term Bond Fund declare dividends daily to shareholders of record at the time and pay dividends monthly. The Investment Grade Bond Fund declares and pays its net investment income to shareholders monthly. The Bond, High Yield, Intermediate Maturity Bond, and U.S. Government Securities Funds declare and pay their net investment income quarterly. The Global Bond Fund declares and pays its net investment income to shareholders annually. Distributions from net realized capital gains are declared and paid on an annual basis by all of the Funds. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications to a Fund's capital accounts to reflect income and gains available for distribution, are primarily due to differing book and tax treatments for litigation proceeds, foreign currency transactions, capital loss carryforwards, non-deductible organization costs, deferred losses due to

LOOMIS SAYLES FIXED INCOME FUNDS                                             103

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000

wash sales, excise tax regulations and net operating losses. Some of these classifications may include temporary book and tax basis differences that will reverse in subsequent periods. Dividends from net investment income are determined on a class level. Capital gains distributions are determined on a Fund level.

H. REDEMPTION FEES -- Institutional Shares held in the High Yield Fund less than one year are subject to a redemption fee equal to 2% of the amount redeemed.

I. ORGANIZATION EXPENSE AND DEFERRED REGISTRATION COSTS -- Organization costs incurred by the High Yield Fund are being amortized over 60 months.

2. PURCHASES AND SALES OF INVESTMENTS -- (excluding short-term investments) for each Fund for the year ended September 30, 2000 were as follows:

                                                          PURCHASES
                                             -----------------------------------
                                             U.S. GOVERNMENT          OTHER
                                             ---------------          -----
Bond Fund ...............................        $50,352,937      $363,626,622
Global Bond Fund ........................            558,963        18,445,220
High Yield Fund .........................                  0         8,916,995
Intermediate Maturity Bond Fund .........          2,448,134         4,391,395
Investment Grade Bond Fund ..............          5,870,153         9,194,683
Municipal Bond Fund .....................            440,679         1,199,808
Short-Term Bond Fund ....................         19,381,127        16,765,837
U.S. Government Securities Fund .........         11,349,193                 0

                                                            SALES
                                             -----------------------------------
                                             U.S. GOVERNMENT          OTHER
                                             ---------------          -----
Bond Fund ...............................        $98,965,562      $177,755,886
Global Bond Fund ........................            298,072         6,922,796
High Yield Fund .........................                  0         6,546,861
Intermediate Maturity Bond Fund .........          3,601,394           306,862
Investment Grade Bond Fund ..............          1,724,652         3,337,237
Municipal Bond Fund .....................            774,357         4,352,197
Short-Term Bond Fund ....................         23,074,425         4,756,000
U.S. Government Securities Fund .........         15,158,844                 0

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES -- During the year ended September 30, 2000, the Funds incurred management fees payable to Loomis Sayles. Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by Nvest, L.P., a publicly-traded limited partnership whose general partner is indirectly owned by CDC Asset Management ("CDC AM") as of October 30, 2000. CDC AM is part of the Caisse des Depots Consignations. Separate management agreements for each Fund in effect during the year ended September 30, 2000 provided for fees at the following annual percentage rate of each Fund's average daily net assets indicated below. Loomis Sayles has contractually agreed, until February 1, 2001, to reduce its advisory fees and/or bear

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000

other expenses, to the extent necessary to limit the total operating expenses of each Fund to the following percentage rate of the Fund's average daily net assets:

                                            MAXIMUM EXPENSE RATIOS
                                        ----------------------------------------
                            MANAGEMENT  INSTITUTIONAL  RETAIL     ADMIN      J
FUND                           FEES         CLASS       CLASS     CLASS    CLASS
----                        ----------  -------------  ------     -----    -----
Bond Fund ................       0.60%        0.75%       1.00%    1.25%     --
Global Bond Fund .........       0.60%        0.90%       1.15%      --      --
High Yield Fund ..........       0.60%        0.75%         --       --      --
Intermediate Maturity
   Bond Fund .............       0.40%        0.55%       0.80%      --      --
Investment Grade
   Bond Fund .............       0.40%        0.55%       0.80%      --    1.30%
Municipal Bond
   Fund (1) ..............       0.30%        0.50%         --       --      --
Short-Term Bond
   Fund (2) ..............       0.25%        0.50%       0.75%      --      --
U.S. Government
   Securities Fund .......       0.30%        0.50%         --       --      --

(1) Since February 1, 1999, and continuing through February 1, 2001, the management fees of the Municipal Bond Fund have been reduced from 0.40%.

(2) Effective January 1, 2000, the management fees and expense limitations for the Institutional and Retail Classes of the Short-Term Bond Fund were increased to current rates shown. From October 27, 1998 through December 31, 1999, Loomis Sayles waived the management fee, and the expense limitations were reduced to 0.25% and 0.50% for the Institutional and Retail Classes, respectively.

Retail Class and Admin Class shares are subject to distribution fees payable to Loomis Sayles Distributors L.P. (the "Distributor", a subsidiary of Loomis Sayles) at an annual rate of 0.25% of the respective Class' average net assets, pursuant to distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Admin Class shares are subject to a shareholder service fee payable to the Distributor at an annual rate of 0.25% of the Fund's average net assets attributable to the Admin Class. The J Class shares are subject to a shareholder service fee at an annual rate of 0.25% and a distribution fee payable to the Distributor at an annual rate of 0.50% of the respective Class' average net assets, pursuant to a shareholder service and distribution plan adopted under Rule 12b-1. Retail, Admin and J Class shares have exclusive voting rights with respect to their distribution plans.

The Institutional, Retail, and J Classes of shares of the Funds may pay the Distributor sub-transfer agency and shareholder servicing fees with respect to omnibus Fund shareholder accounts in amounts that will not cause the Funds' respective classes to exceed their expense limitations and that do not exceed the amounts that the Funds' transfer agent would charge if the beneficial owners of the omnibus accounts held Fund

LOOMIS SAYLES FIXED INCOME FUNDS                                             105

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000

shares directly. As of September 30, 2000, the following amount was incurred under this arrangement: Bond Fund Institutional Share class $384,748.

Effective May 8, 2000, the Adviser began charging the Funds for administrative services. As of September 30, 2000, the following amounts were incurred to the
Adviser:

Fund                                                         Amount
----                                                        --------
Bond Fund .........................................         $205,750
Global Bond Fund ..................................            5,806
High Yield Fund ...................................            2,743
Intermediate Maturity Bond Fund ...................            1,578
Investment Grade Bond Fund ........................            2,985
Municipal Bond Fund ...............................              806
Short-Term Bond Fund ..............................            3,971
U.S. Government Securities Fund ...................            1,393

A. TRUSTEES FEES AND EXPENSES -- The Trust does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis Sayles, CDC Asset Management or their affiliates. Each independent trustee is compensated by the Trust on behalf of each Fund at the rate of $1,250 per Fund per year, plus travel expenses for each meeting attended.

B. SHAREHOLDERS -- At September 30, 2000, the Loomis Sayles Distributor, L.P. held 19,999 shares of the U.S. Government Securities Fund. In addition, Loomis, Sayles & Company, L.P. Funded Pension Plan and Trust ("Pension Plan") and the Loomis, Sayles & Company, L.P. Employees' Profit Sharing Retirement Plan and Loomis Sayles Employees' Money Purchase Plan ("Defined Contribution Plans") held shares of beneficial interest in the Funds as follows:

                                                                      Defined
                                                  Pension          Contribution
                                                   Plan                Plans
                                                 ---------         ------------
Bond Fund ....................................   1,001,990            934,294
Global Bond Fund .............................     730,224            150,829
High Yield Fund ..............................     414,605            536,649
Intermediate Maturity Bond Fund ..............     574,247            213,137
Investment Grade Bond Fund ...................           0            164,656
Short-Term Bond Fund .........................     226,051            333,757
U.S. Government Securities Fund ..............     183,350            239,516

LOOMIS SAYLES FIXED INCOME FUNDS


NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000

4. BENEFICIAL INTEREST -- The following Funds have shareholders, each owning beneficially or of record 10% or more of a class of shares outstanding of a Fund as of September 30, 2000 and the total percentage of the class of shares of the Fund held by such shareholders.

                                                  10% or Greater Shareholders
                                                  ---------------------------
                                                       # of          of
Fund                                               Shareholders  Shares Held
----                                               ------------  -----------
High Yield Fund                                          1             12%
Municipal Bond Fund                                      1             23%

5. CREDIT RISK -- The Bond Fund may invest up to 35%, the High Yield Fund will normally invest at least 65%, the Global Bond and Short-Term Bond Funds each may invest up to 20%, the Intermediate Maturity Bond and the Investment Grade Bond Funds each may invest up to 10%, and the Municipal Bond Fund may invest up to 25% of its assets in investments offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These investments are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield investments may be relatively less liquid than the market for higher-rated investments.

6. LINE OF CREDIT -- The Trust (except the Loomis Sayles Research Fund) has entered into an agreement which enables each Fund to borrow under a $25 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.455%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by the Trust and apportioned among the Funds based on each Fund's average daily unused portion of the line of credit. During the year ended September 30, 2000, the Funds had no borrowings under the agreement.

LOOMIS SAYLES FIXED INCOME FUNDS                                             107

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000

7. CAPITAL SHARE TRANSACTIONS -- The tables below summarize the transactions in Fund shares for the periods indicated:

                                                    LOOMIS SAYLES BOND FUND
                                -----------------------------------------------------------
                                          YEAR ENDED                   YEAR ENDED
                                      SEPTEMBER 30, 2000           SEPTEMBER 30, 1999
                                     --------------------         --------------------
INSTITUTIONAL CLASS SHARES           SHARES        AMOUNT         SHARES        AMOUNT
--------------------------           ------        ------         ------        ------
Issued from the sale
   of shares .................     53,630,911  $ 622,694,086     45,186,642  $ 546,081,627
Issued in connection with
   the reinvestment of
   distributions .............      9,506,821    109,612,134     11,973,285    144,036,419
Redeemed .....................    (50,051,911)  (579,363,005)   (43,681,014)  (527,470,996)
                                -------------  -------------  -------------  -------------
Net change ...................     13,085,821  $ 152,943,215     13,478,913  $ 162,647,050
                                =============  =============  =============  =============
RETAIL CLASS SHARES                  SHARES        AMOUNT         SHARES        AMOUNT
-------------------                  ------        ------         ------        ------
Issued from the sale
   of shares .................      4,322,019  $  50,092,646      2,061,328  $  24,858,182
Issued in connection with
   the reinvestment of
   distributions .............        403,433      4,651,344        503,055      6,047,054
Redeemed .....................     (2,699,392)   (31,289,929)    (2,205,035)   (26,569,909)
                                -------------  -------------  -------------  -------------
Net change ...................      2,026,060  $  23,454,061        359,348  $   4,335,327
                                =============  =============  =============  =============
ADMIN CLASS SHARES                   SHARES          AMOUNT       SHARES          AMOUNT
------------------                   ------          ------       ------          ------
Issued from the sale
   of shares .................        302,105  $   3,480,486        192,735  $   2,291,952
Issued in connection with
   the reinvestment of
   distributions .............         15,123        174,399         11,891        142,967
Redeemed .....................       (125,249)    (1,436,167)      (123,431)    (1,457,404)
                                -------------  -------------  -------------  -------------
Net change ...................        191,979  $   2,218,718         81,195  $     977,515
                                =============  =============  =============  =============

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000

                                               LOOMIS SAYLES GLOBAL BOND FUND
                                -----------------------------------------------------------
                                          YEAR ENDED                   YEAR ENDED
                                      SEPTEMBER 30, 2000           SEPTEMBER 30, 1999
                                     --------------------         --------------------
INSTITUTIONAL CLASS SHARES           SHARES        AMOUNT         SHARES        AMOUNT
--------------------------           ------        ------         ------        ------
Issued from the sale
   of shares .................        779,416  $   8,859,434        374,228  $   4,678,699
Issued in connection with
   the reinvestment of
   distributions .............        246,308      2,903,411        192,759      2,349,727
Redeemed .....................       (348,281)    (3,985,913)      (358,078)    (4,539,678)
                                -------------  -------------  -------------  -------------
Net change ...................        677,443  $   7,776,932        208,909  $   2,488,748
                                =============  =============  =============  =============
RETAIL CLASS SHARES                  SHARES        AMOUNT         SHARES        AMOUNT
-------------------                  ------        ------         ------        ------
Issued from the sale
   of shares .................        688,653  $   7,873,425        288,336  $   3,620,204
Issued in connection with
   the reinvestment of
   distributions .............         54,411        640,845         32,073        390,975
Redeemed .....................       (233,549)    (2,659,436)      (290,413)    (3,697,922)
                                -------------  -------------  -------------  -------------
Net change ...................        509,515  $   5,854,834         29,996  $     313,257
                                =============  =============  =============  =============
                                               LOOMIS SAYLES HIGH YIELD FUND
                                -----------------------------------------------------------
                                          YEAR ENDED                   YEAR ENDED
                                      SEPTEMBER 30, 2000           SEPTEMBER 30, 1999
                                     --------------------         --------------------
INSTITUTIONAL CLASS SHARES           SHARES        AMOUNT         SHARES        AMOUNT
--------------------------           ------        ------         ------        ------
Issued from the sale
   of shares .................      1,021,535  $   8,958,914      1,586,791  $  13,266,474
Issued in connection with
   the reinvestment of
   distributions .............        248,384      2,133,342        195,150      1,638,247
Redeemed .....................       (868,408)    (7,620,148)      (252,091)    (2,173,082)
                                -------------  -------------  -------------  -------------
Net change ...................        401,511  $   3,472,108      1,529,850  $  12,731,639
                                =============  =============  =============  =============
RETAIL CLASS SHARES                                               SHARES*       AMOUNT*
-------------------                                               -------       -------
Issued from the sale
   of shares .................                                      249,386  $   2,039,291
Issued in connection with
   the reinvestment of
   distributions .............                                       36,252        290,541
Redeemed .....................                                     (778,096)    (6,449,681)
                                                              -------------  -------------
Net change ...................                                     (492,458) $  (4,119,849)
                                                              =============  =============

* THE HIGH YIELD RETAIL CLASS LIQUIDATED ON MARCH 1, 1999.

LOOMIS SAYLES FIXED INCOME FUNDS                                             109

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000

                                       LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND
                                -----------------------------------------------------------
                                          YEAR ENDED                   YEAR ENDED
                                      SEPTEMBER 30, 2000           SEPTEMBER 30, 1999
                                     --------------------         --------------------
INSTITUTIONAL CLASS SHARES           SHARES        AMOUNT         SHARES        AMOUNT
--------------------------           ------        ------         ------        ------
Issued from the sale
   of shares .................        348,747  $   3,259,080        113,016  $   1,094,638
Issued in connection with
   the reinvestment of
   distributions .............         70,541        661,094         67,894        658,132
Redeemed .....................       (185,301)    (1,738,759)       (95,859)      (927,086)
                                -------------  -------------  -------------  -------------
Net change ...................        233,987  $   2,181,415         85,051  $     825,684
                                =============  =============  =============  =============
RETAIL CLASS SHARES                  SHARES        AMOUNT         SHARES        AMOUNT
-------------------                  ------        ------         ------        ------
Issued from the sale
   of shares .................        265,857  $   2,519,869        122,742  $   1,181,866
Issued in connection with
   the reinvestment of
   distributions .............         11,044        103,428          6,033         58,346
Redeemed .....................       (247,157)    (2,344,470)        (8,249)       (79,924)
                                -------------  -------------  -------------  -------------
Net change ...................         29,744  $     278,827        120,526  $   1,160,288
                                =============  =============  =============  =============
                                          LOOMIS SAYLES INVESTMENT GRADE BOND FUND
                                -----------------------------------------------------------
                                          YEAR ENDED                   YEAR ENDED
                                      SEPTEMBER 30, 2000           SEPTEMBER 30, 1999
                                     --------------------         --------------------
INSTITUTIONAL CLASS SHARES           SHARES        AMOUNT         SHARES        AMOUNT
--------------------------           ------        ------         ------        ------
Issued from the sale
   of shares .................        197,500  $   1,925,607        132,615  $   1,341,490
Issued in connection with
   the reinvestment of
   distributions .............         14,821        145,869         21,477        216,240
Redeemed .....................       (163,038)    (1,620,957)      (180,728)    (1,824,504)
                                -------------  -------------  -------------  -------------
Net change ...................         49,283  $     450,519        (26,636) $    (266,774)
                                =============  =============  =============  =============
RETAIL CLASS SHARES                  SHARES        AMOUNT         SHARES        AMOUNT
--------------------------           ------        ------         ------        ------
Issued from the sale
   of shares .................         88,906  $     878,137        185,638  $   1,869,371
Issued in connection with
   the reinvestment of
   distributions .............         11,935        117,464         17,707        178,049
Redeemed .....................       (131,416)    (1,266,523)      (115,588)    (1,161,421)
                                -------------  -------------  -------------  -------------
Net change ...................        (30,575) $    (270,922)        87,757  $     885,999
                                =============  =============  =============  =============
J CLASS SHARES                       SHARES        AMOUNT         SHARES*       AMOUNT*
--------------------------           ------        ------         -------       -------
Issued from the sale
   of shares .................      1,982,500  $  19,649,401      1,788,840  $  18,214,195
Issued in connection with
   the reinvestment of
   distributions .............              0              0              0              0
Redeemed .....................       (567,740)    (5,592,776)      (149,500)    (1,525,093)
                                -------------  -------------  -------------  -------------
Net change ...................      1,414,760  $  14,056,625      1,639,340  $  16,689,102
                                =============  =============  =============  =============

*FROM MAY 24, 1999 (COMMENCEMENT OF CLASS OPERATIONS)

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000.

                                              LOOMIS SAYLES MUNICIPAL BOND FUND
                                -----------------------------------------------------------
                                          YEAR ENDED                   YEAR ENDED
                                      SEPTEMBER 30, 2000           SEPTEMBER 30, 1999
                                     --------------------         --------------------
INSTITUTIONAL CLASS SHARES           SHARES        AMOUNT         SHARES        AMOUNT
--------------------------           ------        ------         ------        ------
Issued from the sale
   of shares .................         42,009  $     452,608        112,105  $   1,290,401
Issued in connection with
   the reinvestment of
   distributions .............         25,240        272,271         38,193        440,141
Redeemed .....................       (411,002)    (4,422,740)       (92,039)    (1,047,290)
                                -------------  -------------  -------------  -------------
Net change ...................       (343,753) $  (3,697,861)        58,259  $     683,252
                                =============  =============  =============  =============
                                            LOOMIS SAYLES SHORT-TERM BOND FUND
                                -----------------------------------------------------------
                                          YEAR ENDED                   YEAR ENDED
                                      SEPTEMBER 30, 2000           SEPTEMBER 30, 1999
                                     --------------------         --------------------
INSTITUTIONAL CLASS SHARES           SHARES        AMOUNT         SHARES        AMOUNT
--------------------------           ------        ------         ------        ------
Issued from the sale
   of shares .................      3,247,938  $  30,520,944      1,171,829  $  11,357,676
Issued in connection with
   the reinvestment of
   distributions .............        210,479      1,973,909        160,415      1,547,434
Redeemed .....................     (3,185,843)   (29,826,494)    (1,247,202)   (12,080,617)
                                -------------  -------------  -------------  -------------
Net change ...................        272,574  $   2,668,359         85,042  $     824,493
                                =============  =============  =============  =============
RETAIL CLASS SHARES                  SHARES        AMOUNT         SHARES        AMOUNT
-------------------                  ------        ------         ------        ------
Issued from the sale
   of shares .................         41,442  $     388,235         61,280  $     594,618
Issued in connection with
   the reinvestment of
   distributions .............          4,436         41,651          3,749         36,056
Redeemed .....................        (29,957)      (281,395)       (59,909)      (587,608)
                                -------------  -------------  -------------  -------------
Net change ...................         15,921  $     148,491          5,120  $      43,066
                                =============  =============  =============  =============
                                       LOOMIS SAYLES U.S GOVERNMENT SECURITIES FUND
                                -----------------------------------------------------------
                                          YEAR ENDED                   YEAR ENDED
                                      SEPTEMBER 30, 2000           SEPTEMBER 30, 1999
                                     --------------------         --------------------
INSTITUTIONAL CLASS SHARES           SHARES        AMOUNT         SHARES        AMOUNT
--------------------------           ------        ------         ------        ------
Issued from the sale
   of shares .................        310,987  $   3,199,277        688,401  $   7,460,731
Issued in connection with
   the reinvestment of
   distributions .............         81,141        833,836        108,431      1,186,786
Redeemed .....................       (865,272)    (8,865,863)    (1,804,315)   (19,685,748)
                                -------------  -------------  -------------  -------------
Net change ...................       (473,144) $  (4,832,750)    (1,007,483) $ (11,038,231)
                                =============  =============  =============  =============

LOOMIS SAYLES FIXED INCOME FUNDS                                             111

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000

8. SUBSEQUENT EVENTS -- On August 7, 2000, the Board of Trustees approved the closing of the Retail Class for the Intermediate Maturity Bond, Investment Grade Bond and Short-Term Bond Funds. It is expected that on or about December 18, 2000, the then outstanding Retail Class shares will be automatically converted into Institutional Class shares having the same aggregate net asset value as the shares converted.

On October 18, 2000, the Board of Trustees approved the termination of the Municipal Bond Fund. It is expected that the Fund will terminate operations on or about December 18, 2000.

On October 30, 2000, CDC Asset Management ("CDC AM") acquired Loomis Sayles' parent company, Nvest Companies, L.P. and its subsidiaries. CDC AM is part of the Caisse des Depots Consignations ("CDC"). CDC was created by the French Government and currently is supervised by the French Parliament.

LOOMIS SAYLES FIXED INCOME FUNDS

2000 U.S. TAX AND DISTRIBUTION INFORMATION TO SHAREHOLDERS (UNAUDITED)

EXEMPT INTEREST DIVIDENDS -- 87.23% of the dividends paid by the Municipal Bond Fund from net investment income for the year ended September 30, 2000, constituted exempt interest dividends for Federal income tax purposes.

CAPITAL GAINS DISTRIBUTIONS -- Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2000:

                                                           DOLLAR
                                                           AMOUNT
                                                          --------
Global Bond Fund .......................................  $672,140
High Yield Fund ........................................     1,136
Municipal Bond Fund ....................................     8,121

CORPORATE DIVIDENDS RECEIVED DEDUCTION -- For the fiscal year ended September 30, 2000, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

                                                          QUALIFYING
                                                          PERCENTAGE
                                                          ----------
Bond Fund .............................................      4.21%
High Yield Fund .......................................      9.86%
Investment Grade Bond Fund ............................      2.38%

LOOMIS SAYLES FIXED INCOME FUNDS                                             113

LOOMIS SAYLES FIXED INCOME FUNDS

SHAREHOLDER MEETING RESULTS (UNAUDITED)

At a special shareholders' meeting of the Loomis Sayles Funds held on October 5, 2000 shareholders of each Fund voted for the following proposal:

To approve new investment advisory agreements between the Trust on behalf of the Fund and Loomis Sayles & Company, L.P.

                                  VOTED       VOTED      ABSTAINED     TOTAL
FUND NAME                          FOR       AGAINST       VOTES       VOTES
----------------                  -----      -------     ---------     -----
Loomis Sayles
   Bond Fund ...............  78,083,272     817,607     1,754,588   80,655,467
Loomis Sayles Global
   Bond Fund ...............   2,868,781      10,058        69,505    2,948,344
Loomis Sayles High
   Yield Fund ..............   2,094,268      26,233         6,259    2,126,760
Loomis Sayles Intermediate
   Maturity Bond Fund ......   1,331,259           0         8,105    1,339,364
Loomis Sayles Investment
   Grade Bond Fund .........   2,045,792       5,400       573,811    2,625,003
Loomis Sayles Municipal
   Bond Fund ...............     257,370      39,227           115      296,712
Loomis Sayles Short-Term
   Bond Fund ...............   2,536,917      25,946         4,942    2,567,805
Loomis Sayles
   U.S. Government
   Securities Fund .........     775,175           0        30,262      805,437

LOOMIS SAYLES FIXED INCOME FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of the Loomis Sayles Fixed Income
Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Loomis Sayles Fixed Income Funds (consisting of the Loomis Sayles Bond Fund, Global Bond Fund, High Yield Fund, Intermediate Maturity Bond Fund, Investment Grade Bond Fund, Municipal Bond Fund, Short-Term Bond Fund and U.S. Government Securities Fund) (collectively, the "Funds") at September 30, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 8, the Trustees voted on October 18, 2000 to liquidate the Municipal Bond Fund on or about December 18, 2000.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 15, 2000

LOOMIS SAYLES FIXED INCOME FUNDS                                             115

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








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